UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X Financials Covered Call & Growth ETF (ticker: FYLG)
Global X Health Care Covered Call & Growth ETF (ticker: HYLG)
Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)
Global X NASDAQ 100 ESG Covered Call ETF (ticker: QYLE)
Global X S&P 500 ESG Covered Call ETF (ticker: XYLE)
Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)
Global X MSCI Emerging Markets Covered Call ETF (ticker: EMCC)

Semi-Annual Report

April 30, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 101.7%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	16,639	$4,262,745

UNITED STATES — 101.5%
Communication Services — 9.3%
Alphabet, Cl A *	397,123	64,643,682
Alphabet, Cl C *	332,679	54,772,271
AT&T	470,676	7,949,718
Charter Communications, Cl A *	6,574	1,682,549
Comcast, Cl A	265,607	10,122,283
Electronic Arts	15,377	1,950,111
Fox, Cl A	19,834	615,052
Fox, Cl B	7,559	216,792
Interpublic Group	29,049	884,252
Live Nation Entertainment *	9,456	840,733
Match Group *	20,718	638,529
Meta Platforms, Cl A	148,211	63,755,926
Netflix *	28,818	15,868,343
News, Cl A	23,970	570,486
News, Cl B	11,843	290,627

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	13,180	$1,223,631
Paramount Global, Cl B	41,768	475,737
Take-Two Interactive Software *	9,676	1,381,830
T-Mobile US	34,536	5,669,775
Verizon Communications	286,720	11,322,573
Walt Disney	124,759	13,860,725
Warner Bros Discovery *	153,794	1,131,924
		259,867,549
Consumer Discretionary — 10.5%
Airbnb, Cl A *	29,306	4,647,052
Amazon.com *	615,279	107,673,825
Aptiv *	18,571	1,318,541
AutoZone *	1,156	3,417,598
Bath & Body Works	17,019	773,003
Best Buy	12,367	910,706
Booking Holdings	2,355	8,129,531
BorgWarner	13,740	450,260
Caesars Entertainment *	15,868	568,392
CarMax *	11,589	787,704
Carnival *	76,016	1,126,557
Chipotle Mexican Grill, Cl A *	1,819	5,747,312
Darden Restaurants	7,954	1,220,223
Deckers Outdoor *	1,715	1,403,676
Domino’s Pizza	2,249	1,190,328
DR Horton	20,632	2,939,854
eBay	34,284	1,766,997
Etsy *	7,945	545,583
Expedia Group *	9,553	1,286,120
Ford Motor	259,828	3,156,910
Garmin	10,203	1,474,027
General Motors	76,867	3,422,888
Genuine Parts	9,228	1,450,734
Hasbro	9,375	574,687
Hilton Worldwide Holdings	16,436	3,242,494
Home Depot	66,625	22,267,407
Las Vegas Sands	22,291	988,829
Lennar, Cl A	16,466	2,496,575
LKQ	17,807	768,016

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	38,039	$8,672,512
Lululemon Athletica *	7,391	2,665,195
Marriott International, Cl A	17,032	4,021,766
McDonald’s	49,365	13,478,620
MGM Resorts International *	15,331	604,655
Mohawk Industries *	3,507	404,427
NIKE, Cl B	80,642	7,440,031
Norwegian Cruise Line Holdings *	28,328	535,966
NVR *	213	1,584,475
O’Reilly Automotive *	4,030	4,083,438
Pool	2,585	937,140
PulteGroup	15,124	1,685,116
Ralph Lauren, Cl A	2,609	426,937
Ross Stores	21,685	2,809,292
Royal Caribbean Cruises *	15,879	2,217,185
Starbucks	75,030	6,639,405
Tapestry	13,426	535,966
Tesla *	187,334	34,334,576
TJX	75,203	7,075,850
Tractor Supply	7,744	2,114,732
Ulta Beauty *	3,037	1,229,499
Wynn Resorts	6,145	563,189
Yum! Brands	19,702	2,782,907
		292,588,708
Consumer Staples — 6.3%
Altria Group	119,100	5,217,771
Archer-Daniels-Midland	37,838	2,219,577
Brown-Forman, Cl B	13,426	642,434
Bunge Global	10,377	1,055,963
Campbell Soup	16,317	745,850
Church & Dwight	15,017	1,620,184
Clorox	8,510	1,258,374
Coca-Cola	264,330	16,327,664
Colgate-Palmolive	53,455	4,913,584
Conagra Brands	35,981	1,107,495
Constellation Brands, Cl A	10,955	2,776,654
Costco Wholesale	30,070	21,737,603
Dollar General	14,756	2,053,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	14,011	$1,656,801
Estee Lauder, Cl A	16,304	2,391,960
General Mills	37,823	2,665,009
Hershey	9,273	1,798,220
Hormel Foods	19,292	686,023
J M Smucker	6,842	785,804
Kellanova	16,718	967,303
Kenvue	121,188	2,280,758
Keurig Dr Pepper	70,670	2,381,579
Kimberly-Clark	22,436	3,063,187
Kraft Heinz	55,709	2,150,924
Kroger	44,408	2,459,315
Lamb Weston Holdings	9,962	830,233
McCormick	18,718	1,423,691
Molson Coors Beverage, Cl B	12,150	695,709
Mondelez International, Cl A	89,650	6,449,421
Monster Beverage *	49,188	2,629,099
PepsiCo	93,349	16,421,023
Philip Morris International	106,140	10,076,932
Procter & Gamble	157,045	25,629,744
Sysco	34,263	2,546,426
Target	32,049	5,159,248
Tyson Foods, Cl A	19,517	1,183,706
Walgreens Boots Alliance	47,655	844,923
Walmart	290,522	17,242,481
		176,096,560
Energy — 4.2%
APA	20,595	647,507
Baker Hughes, Cl A	71,102	2,319,347
Chevron	117,603	18,965,836
ConocoPhillips	78,265	9,831,649
Coterra Energy	50,089	1,370,435
Devon Energy	41,346	2,116,088
Diamondback Energy	11,968	2,407,124
EOG Resources	40,438	5,343,073
EQT	27,171	1,089,285
Exxon Mobil	268,285	31,730,067
Halliburton	59,237	2,219,610

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	18,812	$2,962,702
Kinder Morgan	136,236	2,490,394
Marathon Oil	38,958	1,046,022
Marathon Petroleum	24,491	4,450,505
Occidental Petroleum	43,036	2,846,401
ONEOK	39,663	3,138,137
Phillips 66	28,634	4,100,675
Pioneer Natural Resources	16,082	4,331,204
Schlumberger	92,762	4,404,340
Targa Resources	13,715	1,564,333
Valero Energy	23,323	3,728,648
Williams	80,990	3,106,777
		116,210,159
Financials — 13.3%
Aflac	33,814	2,828,541
Allstate	18,322	3,115,839
American Express	37,947	8,880,736
American International Group	44,988	3,388,046
Ameriprise Financial	6,418	2,642,868
Aon PLC, Cl A	13,415	3,783,164
Arch Capital Group *	23,842	2,230,181
Arthur J Gallagher	13,864	3,253,742
Assurant	3,076	536,454
Bank of America	467,274	17,293,811
Bank of New York Mellon	48,901	2,762,417
Berkshire Hathaway, Cl B *	122,714	48,684,325
BlackRock, Cl A	9,637	7,272,466
Blackstone	47,600	5,550,636
Brown & Brown	15,735	1,283,032
Capital One Financial	26,118	3,746,105
Cboe Global Markets	7,247	1,312,794
Charles Schwab	99,097	7,328,223
Chubb	26,770	6,656,093
Cincinnati Financial	10,424	1,205,953
Citigroup	126,721	7,771,799
Citizens Financial Group	31,579	1,077,160
CME Group, Cl A	23,428	4,911,446
Comerica	11,483	576,102

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Corpay *	5,117	$1,546,050
Discover Financial Services	16,578	2,100,930
Everest Group	3,165	1,159,688
FactSet Research Systems	2,776	1,157,287
Fidelity National Information Services	39,441	2,678,833
Fifth Third Bancorp	42,891	1,563,806
Fiserv *	39,254	5,992,908
Franklin Resources	16,442	375,535
Global Payments	18,016	2,211,824
Globe Life	5,698	434,017
Goldman Sachs Group	22,338	9,531,848
Hartford Financial Services Group	19,987	1,936,540
Huntington Bancshares	98,036	1,320,545
Intercontinental Exchange	37,247	4,795,924
Invesco	34,662	491,161
Jack Henry & Associates	4,721	768,059
JPMorgan Chase	195,194	37,426,498
KeyCorp	61,686	893,830
Loews	14,024	1,053,904
M&T Bank	10,400	1,501,656
MarketAxess Holdings	2,745	549,247
Marsh & McLennan	32,752	6,531,731
Mastercard, Cl A	55,195	24,903,984
MetLife	39,573	2,812,849
Moody’s	10,158	3,761,812
Morgan Stanley	83,015	7,541,083
MSCI, Cl A	5,260	2,450,055
Nasdaq	24,715	1,479,193
Northern Trust	14,152	1,165,983
PayPal Holdings *	71,367	4,847,247
PNC Financial Services Group	25,729	3,943,227
Principal Financial Group	15,807	1,250,966
Progressive	38,961	8,113,628
Prudential Financial	24,048	2,656,823
Raymond James Financial	11,667	1,423,374
Regions Financial	63,425	1,222,200
S&P Global	21,370	8,886,287
State Street	22,100	1,602,029
Synchrony Financial	24,083	1,059,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	14,865	$1,628,758
Travelers	14,635	3,104,962
Truist Financial	88,799	3,334,402
US Bancorp	100,848	4,097,454
Visa, Cl A	106,926	28,721,393
W R Berkley	13,696	1,054,181
Wells Fargo	240,594	14,272,036
Willis Towers Watson	6,870	1,725,332
		371,172,182
Health Care — 12.5%
Abbott Laboratories	118,233	12,529,151
AbbVie	119,671	19,463,291
Agilent Technologies	18,543	2,541,133
Align Technology *	4,317	1,219,035
Amgen	35,356	9,685,423
Baxter International	30,493	1,231,002
Becton Dickinson	18,852	4,422,679
Biogen *	9,887	2,123,925
Bio-Rad Laboratories, Cl A *	1,574	424,587
Bio-Techne	9,781	618,257
Boston Scientific *	99,270	7,134,535
Bristol-Myers Squibb	133,445	5,863,573
Cardinal Health	16,455	1,695,523
Catalent *	11,399	636,634
Cencora	11,626	2,779,195
Centene *	34,964	2,554,470
Charles River Laboratories International *	3,592	822,568
Cigna Group	19,194	6,853,026
Cooper	14,458	1,287,630
CVS Health	83,793	5,673,624
Danaher	44,927	11,079,897
DaVita *	3,575	496,961
Dexcom *	25,661	3,268,955
Edwards Lifesciences *	38,983	3,300,691
Elevance Health	16,117	8,519,124
Eli Lilly	53,809	42,030,210
GE HealthCare Technologies	27,790	2,118,710
Gilead Sciences	82,961	5,409,057

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	13,625	$4,221,298
Henry Schein *	7,909	547,936
Hologic *	14,442	1,094,270
Humana	8,147	2,461,127
IDEXX Laboratories *	5,525	2,722,499
Illumina *	9,889	1,216,841
Incyte *	12,380	644,379
Insulet *	5,330	916,440
Intuitive Surgical *	24,152	8,951,214
IQVIA Holdings *	12,477	2,891,794
Johnson & Johnson	162,932	23,558,338
Laboratory Corp of America Holdings	5,522	1,111,965
McKesson	9,005	4,837,576
Medtronic PLC	87,478	7,019,235
Merck	171,655	22,181,259
Mettler-Toledo International *	1,472	1,810,118
Moderna *	22,309	2,460,906
Molina Healthcare *	3,564	1,219,244
Pfizer	373,179	9,560,846
Quest Diagnostics	7,617	1,052,517
Regeneron Pharmaceuticals *	7,034	6,264,902
ResMed	9,239	1,977,054
Revvity	8,477	868,638
Solventum *	8,861	576,054
STERIS	6,127	1,253,339
Stryker	22,521	7,578,317
Teleflex	3,243	676,976
Thermo Fisher Scientific	26,263	14,936,293
UnitedHealth Group	62,492	30,227,380
Universal Health Services, Cl B	3,815	650,190
Vertex Pharmaceuticals *	17,170	6,744,548
Viatris	79,130	915,534
Waters *	3,926	1,213,291
West Pharmaceutical Services	5,071	1,812,781
Zimmer Biomet Holdings	13,272	1,596,356
Zoetis, Cl A	31,104	4,953,001
		348,507,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.9%
3M	35,420	$3,418,384
A O Smith	8,111	671,915
Allegion	5,841	710,032
American Airlines Group *	41,908	566,177
AMETEK	15,726	2,746,703
Automatic Data Processing	27,350	6,615,692
Axon Enterprise *	4,683	1,468,870
Boeing *	37,951	6,369,696
Broadridge Financial Solutions	8,209	1,587,703
Builders FirstSource *	8,139	1,487,972
Carrier Global	57,597	3,541,640
Caterpillar	33,746	11,290,399
CH Robinson Worldwide	9,580	680,180
Cintas	5,574	3,669,587
Copart *	57,779	3,137,978
CSX	131,576	4,370,955
Cummins	9,649	2,725,746
Dayforce *	9,999	613,639
Deere	17,547	6,868,071
Delta Air Lines	43,140	2,160,020
Dover	9,267	1,661,573
Eaton	26,582	8,459,987
Emerson Electric	39,986	4,309,691
Equifax	7,992	1,759,759
Expeditors International of Washington	9,514	1,059,003
Fastenal	38,113	2,589,397
FedEx	15,313	4,008,637
Fortive	22,209	1,671,671
GE Vernova *	17,976	2,763,091
Generac Holdings *	5,276	717,325
General Dynamics	15,849	4,550,089
General Electric	74,293	12,022,093
Honeywell International	45,189	8,709,276
Howmet Aerospace	25,722	1,716,944
Hubbell, Cl B	3,898	1,444,287
Huntington Ingalls Industries	2,522	698,418
IDEX	5,029	1,108,693
Illinois Tool Works	17,793	4,343,449
Ingersoll Rand	27,269	2,544,743

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jacobs Solutions	8,371	$1,201,490
JB Hunt Transport Services	5,552	902,589
Johnson Controls International	45,348	2,950,794
L3Harris Technologies	13,298	2,846,437
Leidos Holdings	9,214	1,291,987
Lockheed Martin	14,452	6,719,168
Masco	14,635	1,001,766
Nordson	4,082	1,053,932
Norfolk Southern	14,577	3,357,375
Northrop Grumman	9,399	4,558,797
Old Dominion Freight Line	12,578	2,285,548
Otis Worldwide	26,994	2,461,853
PACCAR	35,947	3,814,336
Parker-Hannifin	8,326	4,536,921
Paychex	21,324	2,533,504
Paycom Software	3,843	722,407
Pentair	10,677	844,444
Quanta Services	10,091	2,609,129
Republic Services, Cl A	13,835	2,652,170
Robert Half	6,849	473,540
Rockwell Automation	7,790	2,110,778
Rollins	15,797	703,914
RTX	88,337	8,967,972
Snap-On	3,502	938,396
Southwest Airlines	40,124	1,040,817
Stanley Black & Decker	11,207	1,024,320
Textron	13,048	1,103,730
Trane Technologies	14,769	4,686,794
TransDigm Group	3,807	4,751,250
Uber Technologies *	136,094	9,018,949
Union Pacific	40,274	9,551,382
United Airlines Holdings *	22,891	1,177,971
United Parcel Service, Cl B	47,498	7,005,005
United Rentals	4,424	2,955,188
Veralto	14,603	1,368,009
Verisk Analytics, Cl A	9,870	2,151,265
Waste Management	23,848	4,960,861
Westinghouse Air Brake Technologies	10,937	1,761,732
WW Grainger	3,048	2,808,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	16,166	$2,112,896
		249,857,176
Information Technology — 29.5%
Accenture, Cl A	41,673	12,539,822
Adobe *	30,240	13,995,979
Advanced Micro Devices *	109,710	17,375,870
Akamai Technologies *	10,054	1,014,750
Amphenol, Cl A	41,832	5,052,051
Analog Devices	32,640	6,547,910
ANSYS *	5,776	1,876,507
Apple	976,559	166,337,294
Applied Materials	55,348	10,994,880
Arista Networks *	16,880	4,330,733
Autodesk *	13,765	2,929,880
Broadcom	29,722	38,646,625
Cadence Design Systems *	17,751	4,892,708
CDW	9,472	2,290,898
Cisco Systems	276,577	12,993,587
Cognizant Technology Solutions, Cl A	33,153	2,177,489
Corning	50,866	1,697,907
Enphase Energy *	8,883	966,115
EPAM Systems *	3,831	901,281
F5 *	3,651	603,547
Fair Isaac *	1,684	1,908,528
First Solar *	7,524	1,326,481
Fortinet *	40,605	2,565,424
Gartner *	5,485	2,263,056
Gen Digital	41,601	837,844
Hewlett Packard Enterprise	86,570	1,471,690
HP	54,896	1,542,029
Intel	288,994	8,805,647
International Business Machines	62,412	10,372,874
Intuit	18,574	11,620,266
Jabil	8,322	976,670
Juniper Networks	20,540	715,203
Keysight Technologies *	11,622	1,719,359
KLA	9,012	6,211,882
Lam Research	8,669	7,753,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology	34,488	$3,172,206
Micron Technology	74,601	8,426,929
Microsoft	499,807	194,589,859
Monolithic Power Systems	2,998	2,006,651
Motorola Solutions	10,685	3,623,818
NetApp	12,742	1,302,360
NVIDIA	166,201	143,600,988
ON Semiconductor *	29,299	2,055,618
Oracle	108,623	12,355,866
Palo Alto Networks *	20,857	6,067,093
PTC *	7,964	1,413,132
Qorvo *	6,427	750,931
QUALCOMM	76,053	12,613,390
Roper Technologies	6,894	3,526,005
Salesforce	64,702	17,400,956
Seagate Technology Holdings	12,543	1,077,569
ServiceNow *	13,552	9,396,008
Skyworks Solutions	10,657	1,135,930
Super Micro Computer *	3,252	2,792,818
Synopsys *	10,167	5,394,509
TE Connectivity	19,818	2,803,851
Teledyne Technologies *	2,865	1,092,940
Teradyne	10,191	1,185,417
Texas Instruments	62,140	10,962,739
Trimble *	15,680	941,898
Tyler Technologies *	2,771	1,278,955
VeriSign *	5,392	913,836
Western Digital *	21,595	1,529,574
Zebra Technologies, Cl A *	3,895	1,225,211
		822,893,483
Materials — 2.4%
Air Products & Chemicals	14,242	3,365,954
Albemarle	7,635	918,567
Amcor	98,568	881,198
Avery Dennison	5,948	1,292,382
Ball	20,465	1,423,750
Celanese, Cl A	6,679	1,025,961
CF Industries Holdings	13,010	1,027,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva	46,720	$2,528,954
Dow	47,708	2,714,585
DuPont de Nemours	27,999	2,029,928
Eastman Chemical	7,813	737,860
Ecolab	17,335	3,920,310
FMC	8,312	490,491
Freeport-McMoRan	99,743	4,981,166
International Flavors & Fragrances	15,304	1,295,484
International Paper	22,798	796,562
Linde PLC	32,950	14,529,632
LyondellBasell Industries, Cl A	15,666	1,566,130
Martin Marietta Materials	3,888	2,282,528
Mosaic	22,088	693,342
Newmont	76,738	3,118,632
Nucor	15,689	2,644,067
Packaging Corp of America	6,698	1,158,620
PPG Industries	14,771	1,905,459
Sherwin-Williams	15,830	4,742,826
Steel Dynamics	9,849	1,281,552
Vulcan Materials	8,975	2,312,229
Westrock	16,146	774,362
		66,439,931
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	11,634	1,348,032
American Tower ‡	31,050	5,326,938
AvalonBay Communities ‡	9,539	1,808,308
Boston Properties ‡	10,680	660,985
Camden Property Trust ‡	5,746	572,761
CBRE Group, Cl A *	20,434	1,775,510
CoStar Group *	27,188	2,488,518
Crown Castle ‡	27,734	2,600,895
Digital Realty Trust ‡	20,003	2,776,016
Equinix ‡	6,126	4,356,260
Equity Residential ‡	23,629	1,521,708
Essex Property Trust ‡	4,876	1,200,715
Extra Space Storage ‡	14,277	1,917,116
Federal Realty Investment Trust ‡	4,191	436,576
Healthpeak Properties ‡	45,211	841,377

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	53,314	$1,006,035
Invitation Homes ‡	35,175	1,202,985
Iron Mountain ‡	19,437	1,506,756
Kimco Realty ‡	41,063	765,004
Mid-America Apartment Communities ‡	7,510	976,300
ProLogis ‡	60,845	6,209,232
Public Storage ‡	10,525	2,730,711
Realty Income ‡	55,376	2,964,831
Regency Centers ‡	13,304	787,863
SBA Communications, Cl A ‡	7,727	1,438,149
Simon Property Group ‡	20,891	2,935,812
UDR ‡	19,692	749,871
Ventas ‡	27,524	1,218,763
VICI Properties, Cl A ‡	67,274	1,920,673
Welltower ‡	37,785	3,600,155
Weyerhaeuser ‡	48,577	1,465,568
		61,110,423
Utilities — 2.4%
AES	42,023	752,212
Alliant Energy	15,954	794,509
Ameren	17,496	1,292,429
American Electric Power	36,472	3,137,686
American Water Works	12,986	1,588,447
Atmos Energy	11,102	1,308,926
CenterPoint Energy	42,030	1,224,754
CMS Energy	19,601	1,188,017
Consolidated Edison	24,179	2,282,498
Constellation Energy	21,066	3,917,012
Dominion Energy	55,717	2,840,453
DTE Energy	14,253	1,572,391
Duke Energy	51,345	5,045,160
Edison International	25,617	1,820,344
Entergy	14,917	1,591,196
Evergy	17,486	917,141
Eversource Energy	20,927	1,268,595
Exelon	66,251	2,489,713
FirstEnergy	34,385	1,318,321
NextEra Energy	136,601	9,148,169

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource	27,118	$755,507
NRG Energy	14,427	1,048,410
PG&E	142,025	2,430,048
Pinnacle West Capital	6,641	489,110
PPL	51,403	1,411,526
Public Service Enterprise Group	35,055	2,421,599
Sempra	41,903	3,001,512
Southern	72,628	5,338,158
WEC Energy Group	21,083	1,742,299
Xcel Energy	38,584	2,073,118
		66,209,260
TOTAL UNITED STATES		2,830,952,753
TOTAL COMMON STOCK (Cost $2,241,081,989)		2,835,215,498
TOTAL INVESTMENTS — 101.7% (Cost $2,241,081,989)		$2,835,215,498

WRITTEN OPTIONS— (1.8)% (Premiums Received $(48,030,031))		$(50,895,200)

Percentages are based on Net Assets of $2,787,818,336.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
Call Options
S&P 500 Index	(5,630)	$(2,835,093,470)	$5,005	05/17/24	$(50,895,200)

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,835,215,498	$—	$—	$2,835,215,498
Total Investments in Securities	$2,835,215,498	$—	$—	$2,835,215,498

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(50,895,200)	$—	$—	$(50,895,200)
Total Other Financial Instruments	$(50,895,200)	$—	$—	$(50,895,200)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 102.5%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	31,326	$45,695,236

CHINA — 1.1%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	412,335	51,616,096

Information Technology — 0.5%
NXP Semiconductors	158,280	40,549,753
TOTAL CHINA		92,165,849
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	53,302	46,504,396

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	277,255	19,967,905

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca ADR	359,490	$27,278,101

TOTAL UNITED KINGDOM		47,246,006
UNITED STATES — 99.6%
Communication Services — 16.0%
Alphabet, Cl A *	1,408,520	229,278,886
Alphabet, Cl C *	1,355,474	223,165,239
Charter Communications, Cl A *	89,657	22,946,813
Comcast, Cl A	2,446,191	93,224,339
Electronic Arts	162,660	20,628,541
Meta Platforms, Cl A	836,528	359,849,250
Netflix *	267,173	147,116,141
Sirius XM Holdings	2,319,423	6,819,104
Take-Two Interactive Software *	103,213	14,739,848
T-Mobile US	732,695	120,286,538
Trade Desk, Cl A *	274,725	22,760,966
Warner Bros Discovery *	1,477,029	10,870,933
		1,271,686,598
Consumer Discretionary — 12.4%
Airbnb, Cl A *	270,455	42,886,049
Amazon.com *	2,482,689	434,470,575
Booking Holdings	21,053	72,675,588
DoorDash, Cl A *	232,582	30,063,549
Lululemon Athletica *	73,908	26,651,225
Marriott International, Cl A	178,718	42,200,681
O’Reilly Automotive *	36,464	36,947,513
Ross Stores	207,878	26,930,595
Starbucks	698,923	61,847,696
Tesla *	1,152,189	211,173,200
		985,846,671
Consumer Staples — 6.6%
Costco Wholesale	273,931	198,024,720
Dollar Tree *	132,199	15,632,532
Keurig Dr Pepper	856,636	28,868,633
Kraft Heinz	748,857	28,913,369
Mondelez International, Cl A	831,214	59,797,535
Monster Beverage *	642,419	34,337,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	848,527	$149,264,385
Walgreens Boots Alliance	521,611	9,248,163
		524,086,632
Energy — 0.5%
Baker Hughes, Cl A	617,926	20,156,746
Diamondback Energy	110,124	22,149,240
		42,305,986
Financials — 0.6%
PayPal Holdings *	661,583	44,934,717

Health Care — 6.0%
Amgen	330,821	90,625,105
Biogen *	88,278	18,963,880
Dexcom *	237,974	30,315,508
GE HealthCare Technologies	281,096	21,430,759
Gilead Sciences	769,080	50,144,016
IDEXX Laboratories *	51,283	25,270,211
Illumina *	96,079	11,822,521
Intuitive Surgical *	217,526	80,619,486
Moderna *	235,854	26,017,055
Regeneron Pharmaceuticals *	66,596	59,314,393
Vertex Pharmaceuticals *	159,419	62,621,377
		477,144,311
Industrials — 4.8%
Automatic Data Processing	253,638	61,352,496
Cintas	62,547	41,177,192
Copart *	593,548	32,235,592
CSX	1,209,406	40,176,467
Fastenal	353,286	24,002,251
Honeywell International	402,634	77,599,651
Old Dominion Freight Line	134,384	24,418,917
PACCAR	323,406	34,316,611
Paychex	223,013	26,496,174
Verisk Analytics, Cl A	87,122	18,989,111
		380,764,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 49.5%
Adobe *	279,027	$129,142,066
Advanced Micro Devices *	997,502	157,984,367
Analog Devices	306,170	61,420,764
ANSYS *	52,689	17,117,602
Apple	3,690,831	628,659,244
Applied Materials	512,924	101,892,353
Atlassian, Cl A *	95,452	16,446,380
Autodesk *	132,068	28,110,674
Broadcom	286,064	371,960,437
Cadence Design Systems *	168,093	46,331,474
CDW	81,618	19,740,129
Cisco Systems	2,499,744	117,437,973
Cognizant Technology Solutions, Cl A	302,674	19,879,628
Crowdstrike Holdings, Cl A *	140,517	41,106,843
Datadog, Cl A *	188,850	23,700,675
Fortinet *	471,020	29,759,044
GLOBALFOUNDRIES *	332,107	16,233,390
Intel	2,610,094	79,529,564
Intuit	172,861	108,145,299
KLA	83,501	57,556,404
Lam Research	80,956	72,407,856
Marvell Technology	533,718	35,177,353
Microchip Technology	333,575	30,682,229
Micron Technology	681,493	76,981,449
Microsoft	1,775,983	691,443,461
MongoDB, Cl A *	43,782	15,988,311
NVIDIA	597,526	516,274,415
ON Semiconductor *	259,603	18,213,746
Palo Alto Networks *	199,429	58,011,902
QUALCOMM	688,942	114,261,031
Roper Technologies	66,028	33,770,681
Synopsys *	94,165	49,963,007
Texas Instruments	561,312	99,026,663
Workday, Cl A *	129,040	31,579,959
Zscaler *	90,008	15,565,984
		3,931,502,357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Linde PLC	297,340	$131,115,047

Real Estate — 0.3%
CoStar Group *	252,171	23,081,212

Utilities — 1.3%
American Electric Power	324,824	27,944,609
Constellation Energy	195,465	36,344,762
Exelon	617,007	23,187,123
Xcel Energy	336,556	18,083,154
		105,559,648
TOTAL UNITED STATES		7,918,027,641
TOTAL COMMON STOCK (Cost $5,696,253,281)		8,149,639,128
TOTAL INVESTMENTS — 102.5% (Cost $5,696,253,281)		$8,149,639,128

WRITTEN OPTIONS— (2.6)% (Premiums Received $(170,088,337))		$(208,931,840)

Percentages are based on Net Assets of $7,947,496,867.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.6)%
Call Options
Nasdaq-100	(4,672)	$(8,148,290,368)	$17,250	05/17/24	$(208,931,840)

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,149,639,128	$—	$—	$8,149,639,128
Total Investments in Securities	$8,149,639,128	$—	$—	$8,149,639,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(208,931,840)	$—	$—	$(208,931,840)
Total Other Financial Instruments	$(208,931,840)	$—	$—	$(208,931,840)

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 80.9%
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	37,553	$477,674

BERMUDA — 0.2%
Energy — 0.0%
Teekay *	49,003	358,702

Financials — 0.2%
Bank of NT Butterfield & Son	22,896	778,464
Fidelis Insurance Holdings	27,400	509,092
Hamilton Insurance Group, Cl B *	7,546	102,475
SiriusPoint *	52,035	612,972
		2,003,003
Industrials — 0.0%
Himalaya Shipping	15,759	128,751

TOTAL BERMUDA		2,490,456

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A *	89,399	$1,113,017
StoneCo, Cl A *	132,303	2,063,927

TOTAL BRAZIL		3,176,944
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	45,612	1,118,406

CANADA — 0.2%
Consumer Staples — 0.0%
SunOpta *	40,348	264,280

Energy — 0.1%
Encore Energy *	1	4
Teekay Tankers, Cl A	11,110	647,380
		647,384
Financials — 0.0%
Kingsway Financial Services *	7,322	65,166

Health Care — 0.0%
Aurinia Pharmaceuticals *	60,419	307,533
Fennec Pharmaceuticals *	10,398	95,453
		402,986
Industrials — 0.0%
Brookfield Business, Cl A	11,675	237,586
Li-Cycle Holdings *	1	1
		237,587
Materials — 0.0%
i-80 Gold *	1	1
NioCorp Developments *	1	2
Novagold Resources *	1	3
		6

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Brookfield Infrastructure, Cl A	54,907	$1,673,016

TOTAL CANADA		3,290,425
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group *	6,872	45,974

Financials — 0.0%
Patria Investments, Cl A	25,362	339,851

TOTAL CAYMAN ISLANDS		385,825
CHINA — 0.0%
Information Technology — 0.0%
Bit Digital *	1	2
indie Semiconductor, Cl A *	62,955	353,807

TOTAL CHINA		353,809
GERMANY — 0.1%
Materials — 0.1%
Orion	26,461	626,067

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	205,527	1,165,338

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	4,326	44,428

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC *	1	3

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	18,427	$308,652

Health Care — 0.0%
Prothena *	19,349	393,559

Industrials — 0.1%
Cimpress *	8,069	688,044

TOTAL IRELAND		1,390,255
ISRAEL — 0.1%
Health Care — 0.0%
Nano-X Imaging, Cl X *	22,381	200,534

Information Technology — 0.1%
Sapiens International	14,240	438,592

TOTAL ISRAEL		639,126
JERSEY — 0.2%
Materials — 0.2%
Arcadium Lithium *	462,795	2,036,298

MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	31,754

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	112,613	596,849

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	23,640	1,663,311

Industrials — 0.0%
Costamare	21,890	262,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Safe Bulkers	1	$5
		262,247

TOTAL MONACO		1,925,558
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG	13,963	363,178
Seadrill *	22,782	1,106,066
SFL	49,682	662,261
		2,131,505
Industrials — 0.1%
Golden Ocean Group	55,409	780,713

TOTAL NORWAY		2,912,218
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	355,750

PUERTO RICO — 0.3%
Communication Services — 0.1%
Liberty Latin America, Cl A *	16,493	124,522
Liberty Latin America, Cl C *	63,564	479,273
		603,795
Financials — 0.2%
EVERTEC	30,023	1,126,763
First BanCorp	83,523	1,440,772
OFG Bancorp	21,279	768,384
		3,335,919

TOTAL PUERTO RICO		3,939,714
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	21,848	213,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	$1,183,333

TOTAL SINGAPORE		1,397,225
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,946	87,760

THAILAND — 0.2%
Information Technology — 0.2%
Fabrinet *	16,735	2,896,326

UNITED KINGDOM — 0.0%
Health Care — 0.0%
Zura Bio, Cl A *	1	4

Industrials — 0.0%
Luxfer Holdings	12,150	117,005

TOTAL UNITED KINGDOM		117,009
UNITED STATES — 78.7%
Communication Services — 1.6%
Advantage Solutions *	1	4
AMC Networks, Cl A *	13,913	147,756
Anterix *	8,236	259,599
AST SpaceMobile, Cl A *	1	2
Atlanta Braves Holdings, Cl A *	4,604	185,725
Atlanta Braves Holdings, Cl C *	21,402	801,077
ATN International	4,949	94,427
Bandwidth, Cl A *	10,561	192,210
Boston Omaha, Cl A *	10,381	160,283
Bumble, Cl A *	45,130	455,813
Cardlytics *	18,771	229,945
Cargurus, Cl A *	49,170	1,104,358
Cars.com *	29,699	496,270
Chicken Soup For The Soul Entertainment, Cl A *	1	—
Cinemark Holdings *	49,483	848,139
Clear Channel Outdoor Holdings, Cl A *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Cogent Communications Holdings	19,972	$1,281,803
Consolidated Communications Holdings *	1	4
DHI Group *	1	2
EchoStar, Cl A *	54,851	877,068
Emerald Holding *	12,101	69,581
Entravision Communications, Cl A	1	2
Eventbrite, Cl A *	34,805	183,770
EverQuote, Cl A *	8,145	164,285
EW Scripps, Cl A *	24,766	93,120
fuboTV *	1	2
Gannett *	1	2
Globalstar *	1	1
Gogo *	30,432	275,714
Gray Television	36,295	208,696
IDT, Cl B	6,963	247,465
iHeartMedia, Cl A *	1	2
IMAX *	21,399	342,598
Integral Ad Science Holding *	30,568	293,147
John Wiley & Sons, Cl A	19,509	732,953
Lions Gate Entertainment, Cl A *	23,892	241,070
Lions Gate Entertainment, Cl B *	53,047	500,233
Loop Media *	1	—
Lumen Technologies *	1	1
Madison Square Garden Entertainment, Cl A *	19,661	769,728
Magnite *	58,167	513,615
Marcus	10,412	135,773
MediaAlpha, Cl A *	10,547	213,577
Nextdoor Holdings *	1	2
Outbrain *	11,814	47,847
Playstudios *	1	2
PubMatic, Cl A *	20,006	448,935
QuinStreet *	22,452	406,157
Reservoir Media *	8,401	75,189
Scholastic	13,744	489,561
Shenandoah Telecommunications	21,869	280,361
Shutterstock	11,290	482,196
Sinclair	19,040	234,192
Sphere Entertainment *	11,969	465,115
Spok Holdings	9,495	146,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Stagwell, Cl A *	47,748	$284,101
System1 *	1	2
TechTarget *	11,786	324,115
TEGNA	100,910	1,376,412
Telephone and Data Systems	44,217	691,996
Thryv Holdings *	16,815	386,913
Townsquare Media, Cl A	7,102	85,721
TrueCar *	1	3
Urban One *	1	2
Urban One, Cl A *	1	2
Vimeo *	59,315	212,941
Vivid Seats, Cl A *	37,786	198,754
WideOpenWest *	22,515	80,379
Yelp, Cl A *	30,617	1,232,028
Ziff Davis *	21,521	1,078,417
ZipRecruiter, Cl A *	35,718	367,181
		21,515,043
Consumer Discretionary — 8.8%
1-800-Flowers.com, Cl A *	10,860	98,500
2U *	1	—
Aaron’s	14,220	98,260
Abercrombie & Fitch, Cl A *	22,970	2,791,314
Academy Sports & Outdoors	35,457	2,067,143
Accel Entertainment, Cl A *	24,148	259,350
Acushnet Holdings	14,665	894,272
Adient *	43,451	1,297,881
Adtalem Global Education *	20,529	1,018,649
Allbirds, Cl A *	1	1
American Axle & Manufacturing Holdings *	51,046	374,678
American Eagle Outfitters	82,169	1,993,420
America’s Car-Mart *	2,799	160,215
AMMO *	1	3
Arko	36,905	158,691
Asbury Automotive Group *	10,218	2,148,232
Bally’s *	16,695	219,372
BARK *	1	1
Beazer Homes USA *	13,176	369,323
Beyond *	24,953	502,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Big 5 Sporting Goods	9,816	$34,749
Big Lots	12,716	44,760
Biglari Holdings, Cl B *	340	67,017
BJ’s Restaurants *	10,189	332,060
Bloomin’ Brands	39,926	1,029,692
Boot Barn Holdings *	14,016	1,492,284
Bowlero	17,514	205,789
Brinker International *	19,747	1,058,439
Buckle	13,641	510,037
Build-A-Bear Workshop, Cl A	5,927	178,758
Caleres	15,728	579,262
Camping World Holdings, Cl A	19,181	388,799
CarParts.com *	1	1
Carriage Services, Cl A	6,416	164,121
Carrols Restaurant Group	21,103	200,901
Carvana, Cl A *	46,677	3,870,457
Cato, Cl A	7,975	38,439
Cavco Industries *	4,430	1,613,450
Century Casinos *	1	3
Century Communities	13,478	1,069,075
Cheesecake Factory	22,140	764,273
Chegg *	53,289	275,504
Children’s Place *	5,914	41,161
Chuy’s Holdings *	8,607	253,562
Clarus	11,872	75,150
ContextLogic, Cl A *	8,000	44,400
Cooper-Standard Holdings *	23,623	364,503
Coursera *	57,451	587,149
Cracker Barrel Old Country Store	9,919	577,187
Cricut, Cl A	35,325	187,929
Dana	59,278	736,826
Dave & Buster’s Entertainment *	19,298	1,030,513
Denny’s *	25,181	201,952
Designer Brands, Cl A	25,968	241,243
Destination XL Group *	24,746	79,435
Dillard’s, Cl A	2,131	933,357
Dine Brands Global	6,933	305,745
Dorman Products *	12,128	1,060,594
Dream Finders Homes, Cl A *	18,714	664,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Duluth Holdings, Cl B *	5,057	$21,290
Duolingo, Cl A *	14,546	3,283,759
El Pollo Loco Holdings *	12,725	108,417
Envela *	6,280	26,941
Escalade	5,929	73,875
Ethan Allen Interiors	10,537	297,565
European Wax Center, Cl A *	17,368	204,248
Everi Holdings *	37,720	308,172
EVgo, Cl A *	1	2
Figs, Cl A *	52,803	269,823
First Watch Restaurant Group *	14,277	364,349
Fisker *	1	—
Foot Locker	38,182	796,095
Fossil Group *	1	1
Fox Factory Holding *	19,510	759,329
Frontdoor *	37,049	1,137,034
Full House Resorts *	13,575	69,232
Funko, Cl A *	13,343	81,259
Genesco *	6,040	152,872
Gentherm *	15,304	773,923
G-III Apparel Group *	18,895	531,894
Global Business Travel Group I *	17,011	102,917
Golden Entertainment	9,311	298,418
Goodyear Tire & Rubber *	126,763	1,516,085
GoPro, Cl A *	1	2
Graham Holdings, Cl B	1,844	1,293,326
Green Brick Partners *	12,936	700,226
Group 1 Automotive	6,960	2,046,379
GrowGeneration *	1	3
Guess?	16,627	445,271
Hanesbrands *	159,701	728,237
Haverty Furniture	6,949	214,029
Helen of Troy *	11,671	1,082,018
Hibbett	5,909	509,592
Hilton Grand Vacations *	40,711	1,695,206
Holley *	17,001	68,344
Hooker Furnishings	6,083	103,411
Hovnanian Enterprises, Cl A *	2,388	353,018
Inspired Entertainment *	9,225	78,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Installed Building Products	11,034	$2,601,045
International Game Technology	49,393	975,018
iRobot *	12,568	107,582
J Jill *	3,083	76,828
Jack in the Box	9,256	528,240
JAKKS Pacific *	4,271	80,765
Johnson Outdoors, Cl A	2,348	96,291
KB Home	33,714	2,183,319
Kontoor Brands	26,015	1,614,491
Krispy Kreme	38,633	488,707
Kura Sushi USA, Cl A *	5,090	560,307
Lands’ End *	5,973	81,711
Landsea Homes *	4,344	50,173
Latham Group *	1	3
Laureate Education, Cl A	60,053	870,769
La-Z-Boy, Cl Z	20,128	661,004
Lazydays Holdings *	7,630	27,010
LCI Industries	11,394	1,184,748
Legacy Housing *	4,723	96,208
Leslie’s *	80,319	315,654
LGI Homes *	9,538	857,752
Life Time Group Holdings *	18,174	248,257
Light & Wonder *	42,406	3,785,160
Lincoln Educational Services *	13,861	147,758
Lindblad Expeditions Holdings *	12,659	92,917
Lovesac *	6,290	139,512
Luminar Technologies, Cl A *	1	1
M/I Homes *	12,118	1,408,354
Malibu Boats, Cl A *	9,326	317,271
Marine Products	3,258	35,024
MarineMax *	9,855	243,123
MasterCraft Boat Holdings *	8,121	164,288
Meritage Homes	16,646	2,758,908
Modine Manufacturing *	26,440	2,449,137
Monarch Casino & Resort	6,184	419,090
Mondee Holdings, Cl A *	1	2
Monro	14,176	386,296
Movado Group	6,868	174,928
Nathan’s Famous	1,523	98,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
National Vision Holdings *	34,948	$608,794
Nerdy *	1	3
Noodles, Cl A *	1	2
ODP *	19,146	974,723
ONE Group Hospitality *	8,858	47,479
OneWater Marine, Cl A *	5,423	112,310
Oxford Industries	6,844	737,646
Papa John’s International	15,639	964,770
Patrick Industries	9,683	1,011,777
Perdoceo Education	30,242	553,429
PetMed Express	8,924	35,250
PlayAGS *	20,388	180,230
Portillo’s, Cl A *	19,761	242,270
Potbelly *	14,278	145,493
Purple Innovation, Cl A	1	2
Qurate Retail, Cl B *	3,460	13,217
RCI Hospitality Holdings	3,926	199,284
Red Robin Gourmet Burgers *	8,665	65,421
Red Rock Resorts, Cl A	22,732	1,207,524
Revolve Group, Cl A *	18,401	366,364
Rocky Brands	3,095	79,758
Rush Street Interactive *	29,280	187,099
Sabre *	1	3
Sally Beauty Holdings *	46,061	499,762
Savers Value Village *	11,446	189,088
Shake Shack, Cl A *	17,606	1,863,595
Shoe Carnival	8,467	283,136
Signet Jewelers	21,575	2,114,997
Six Flags Entertainment *	32,555	767,647
Skyline Champion *	24,606	1,845,204
Sleep Number *	9,394	125,034
Smith & Wesson Brands	20,208	342,930
Snap One Holdings *	7,602	80,429
Solid Power *	1	2
Solo Brands, Cl A *	1	2
Sonic Automotive, Cl A	9,075	524,898
Sonos *	57,797	976,769
Sportsman’s Warehouse Holdings *	17,919	57,341
Standard Motor Products	10,008	321,257

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Steven Madden	33,883	$1,369,212
Stitch Fix, Cl A *	1	2
Stoneridge *	11,478	171,940
Strategic Education	10,155	1,166,200
Stride *	19,095	1,274,591
Sturm Ruger	8,839	408,627
Sweetgreen, Cl A *	48,505	1,089,907
Target Hospitality *	15,056	167,498
Taylor Morrison Home, Cl A *	50,113	2,806,829
ThredUp, Cl A *	1	2
Tile Shop Holdings *	12,964	87,118
Tilly’s, Cl A *	9,231	56,032
Topgolf Callaway Brands *	66,266	1,061,581
Torrid Holdings *	1	5
Traeger *	1	2
Tri Pointe Homes *	45,804	1,687,877
Udemy *	45,570	456,611
United Homes Group *	4,691	31,336
United Parks & Resorts *	20,666	1,050,246
Universal Technical Institute *	15,024	228,665
Upbound Group, Cl A	26,432	819,656
Urban Outfitters *	28,997	1,129,723
Vera Bradley *	15,044	99,140
Vista Outdoor *	27,374	960,554
Visteon *	12,880	1,424,914
Vizio Holding, Cl A *	34,129	361,767
VOXX International, Cl A *	8,087	47,713
Warby Parker, Cl A *	37,732	442,974
Weyco Group	2,368	69,501
Winmark	1,459	524,248
Winnebago Industries	13,733	845,678
Wolverine World Wide	34,427	369,746
Workhorse Group *	1	—
Worthington Enterprises	13,943	796,982
WW International *	1	2
XPEL *	10,703	562,443
Xponential Fitness, Cl A *	11,122	141,806
Zumiez *	8,005	137,686
		122,149,311

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.7%
Alico	3,353	$93,582
Andersons	14,686	806,849
B&G Foods	32,279	358,297
Beauty Health *	1	3
BellRing Brands *	62,486	3,447,353
Benson Hill *	1	—
Beyond Meat *	26,529	179,867
BRC, Cl A *	1	4
Calavo Growers	7,487	201,775
Cal-Maine Foods	18,676	1,033,343
Central Garden & Pet *	4,269	174,816
Central Garden & Pet, Cl A *	23,091	818,114
Chefs’ Warehouse *	16,141	533,944
Coca-Cola Consolidated	2,372	1,959,272
Dole	33,071	402,474
Duckhorn Portfolio *	18,445	156,229
Edgewell Personal Care	22,938	862,928
elf Beauty *	24,277	3,945,741
Energizer Holdings	32,259	926,478
Fresh Del Monte Produce	16,691	426,789
Hain Celestial Group *	38,883	238,742
Herbalife *	46,417	401,507
HF Foods Group *	15,391	44,942
Ingles Markets, Cl A	6,259	449,083
Inter Parfums	9,038	1,051,842
Ispire Technology *	4,245	21,947
J & J Snack Foods	6,781	930,963
J M Smucker	1,820	209,027
John B Sanfilippo & Son	4,117	410,465
Lancaster Colony	8,924	1,702,788
Limoneira	9,111	180,216
Medifast	4,948	136,218
MGP Ingredients	7,187	563,748
Mission Produce *	19,777	224,469
National Beverage *	10,847	482,691
Natural Grocers by Vitamin Cottage	4,396	71,919
Nature’s Sunshine Products *	6,108	118,801
Nu Skin Enterprises, Cl A	21,942	258,038
Oil-Dri Corp of America	2,562	177,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PriceSmart	11,922	$960,794
Primo Water	71,198	1,343,506
Seneca Foods, Cl A *	2,565	149,001
Simply Good Foods *	41,800	1,523,610
SpartanNash	15,328	292,611
Sprouts Farmers Market *	47,480	3,135,104
TreeHouse Foods *	23,992	900,900
Turning Point Brands	7,984	230,259
United Natural Foods *	26,223	234,171
Universal	11,016	566,553
USANA Health Sciences *	4,988	207,102
Utz Brands	32,820	591,745
Vector Group	63,787	660,195
Village Super Market, Cl A	3,880	108,524
Vita Coco *	18,075	438,138
Vital Farms *	13,185	352,831
Waldencast, Cl A *	16,226	79,021
WD-40	6,952	1,572,056
Weis Markets	7,550	476,631
Westrock Coffee *	14,488	146,908
Zevia PBC, Cl A *	1	1
		37,972,343
Energy — 5.6%
Amplify Energy *	16,438	116,052
Archrock	63,252	1,213,806
Atlas Energy Solutions, Cl A	8,514	189,096
Berry	34,161	290,027
Bristow Group *	10,899	286,753
Cactus, Cl A	29,101	1,444,574
California Resources	33,972	1,795,760
Centrus Energy, Cl A *(A)	6,752	289,863
ChampionX	90,338	3,032,647
Chord Energy	18,994	3,361,558
Civitas Resources	36,545	2,629,778
Clean Energy Fuels *	1	2
CNX Resources *	72,950	1,715,784
Comstock Resources	41,381	416,293
CONSOL Energy	15,193	1,257,373

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Core Laboratories	21,570	$340,806
Crescent Energy, Cl A	34,924	371,591
CVR Energy	13,890	421,978
Delek US Holdings	31,089	849,662
DHT Holdings	60,707	693,274
Diamond Offshore Drilling *	56,929	696,811
DMC Global *	8,765	138,925
Dorian LPG	15,716	649,385
Dril-Quip *	14,976	272,264
Empire Petroleum *	7,779	40,295
Energy Fuels *(A)	70,715	366,304
Equitrans Midstream	194,254	2,628,257
Evolution Petroleum	16,712	90,245
Excelerate Energy, Cl A	7,687	129,603
Expro Group Holdings *	40,114	752,539
Forum Energy Technologies *	5,898	109,998
FutureFuel	10,690	57,940
Gevo *	1	1
Granite Ridge Resources	14,778	96,353
Green Plains *	26,565	549,099
Gulfport Energy *	5,082	806,564
Hallador Energy *	12,566	64,212
Helix Energy Solutions Group *	68,016	730,492
Helmerich & Payne	45,500	1,789,515
HighPeak Energy	5,416	76,961
International Seaways	19,016	1,051,395
Kinetik Holdings, Cl A	16,546	634,374
KLX Energy Services Holdings *	8,063	53,458
Kodiak Gas Services	6,756	183,628
Liberty Energy, Cl A	76,845	1,690,590
Magnolia Oil & Gas, Cl A	83,311	2,088,607
Mammoth Energy Services *	15,016	48,802
Matador Resources	52,282	3,257,169
Murphy Oil	68,073	3,038,779
Nabors Industries *	4,305	310,089
NACCO Industries, Cl A	1,669	45,964
Newpark Resources *	33,682	233,753
NextDecade *	39,129	251,208
Noble	50,924	2,260,007

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Nordic American Tankers	89,408	$348,691
Northern Oil & Gas	39,733	1,620,709
Oceaneering International *	47,853	1,096,312
Oil States International *	24,978	99,662
Overseas Shipholding Group, Cl A	30,943	188,133
Par Pacific Holdings *	25,185	775,698
Patterson-UTI Energy	164,709	1,782,151
PBF Energy, Cl A	51,599	2,748,679
Peabody Energy	56,675	1,243,449
Permian Resources, Cl A	209,037	3,501,370
PrimeEnergy Resources *	559	57,275
ProFrac Holding, Cl A *	10,918	79,374
ProPetro Holding *	43,512	379,425
Ranger Energy Services, Cl A	9,074	89,288
REX American Resources *	6,930	383,437
Riley Exploration Permian	4,819	124,957
Ring Energy *	1	2
RPC	38,282	256,107
SandRidge Energy	13,766	188,594
SEACOR Marine Holdings *	12,683	154,986
Select Water Solutions, Cl A	36,566	337,870
SilverBow Resources *	12,886	395,858
Sitio Royalties, Cl A	40,855	949,470
SM Energy	54,677	2,651,288
Solaris Oilfield Infrastructure, Cl A	13,032	114,812
Talos Energy *	62,177	819,493
Tellurian *	1	—
TETRA Technologies *	1	4
Tidewater *	21,711	1,994,155
Uranium Energy *(A)	178,526	1,205,050
US Silica Holdings *	33,930	523,540
VAALCO Energy	48,156	308,198
Valaris *	28,022	1,823,111
Verde Clean Fuels *	1	5
Vertex Energy *	1	1
Vital Energy *	10,573	560,580
Vitesse Energy	12,058	267,567
W&T Offshore	1	2
Weatherford International *	32,644	4,035,451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
World Kinect	28,193	$662,536
		77,677,553
Financials — 12.7%
1st Source	7,661	379,986
Acacia Research *	22,079	107,525
ACNB	3,764	122,481
AFC Gamma ‡	7,440	89,280
Alerus Financial	8,191	161,363
AlTi Global *	14,545	66,907
Amalgamated Financial	7,884	193,473
A-Mark Precious Metals	8,522	341,477
Ambac Financial Group *	19,837	286,645
Amerant Bancorp, Cl A	12,075	261,544
American Coastal Insurance *	13,657	142,989
American Equity Investment Life Holding	35,907	2,014,742
Ameris Bancorp	30,112	1,429,718
AMERISAFE	8,682	395,899
Ames National	5,021	96,654
Angel Oak Mortgage REIT ‡	4,577	48,196
Apollo Commercial Real Estate Finance ‡	63,341	609,974
Arbor Realty Trust ‡	80,452	1,032,199
Ares Commercial Real Estate ‡	24,708	167,767
ARMOUR Residential REIT ‡	22,579	410,260
Arrow Financial	6,673	148,608
Artisan Partners Asset Management, Cl A	27,976	1,145,058
AssetMark Financial Holdings *	9,846	332,893
Associated Banc-Corp	74,227	1,563,963
Atlantic Union Bankshares	40,487	1,286,272
Atlanticus Holdings *	2,185	57,793
AvidXchange Holdings *	76,750	894,905
Axos Financial *	25,898	1,310,698
B Riley Financial	9,172	315,517
Baldwin Insurance Group, Cl A *	26,646	709,849
Banc of California	61,117	836,692
BancFirst	9,926	885,101
Bancorp *	23,756	711,255
Bank First	4,177	322,423
Bank of Hawaii	17,753	1,006,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Marin Bancorp	7,106	$102,042
Bank7	2,579	70,407
BankUnited	35,625	952,256
Bankwell Financial Group	2,541	58,265
Banner	15,631	681,981
Bar Harbor Bankshares	6,723	168,613
BayCom	5,376	106,337
BCB Bancorp	6,883	64,838
Berkshire Hills Bancorp	20,596	439,107
BGC Group, Cl A	165,948	1,299,373
Blackstone Mortgage Trust, Cl A ‡	78,307	1,381,335
Blue Foundry Bancorp *	11,233	95,930
Blue Ridge Bankshares	1	2
Bread Financial Holdings	22,506	830,696
Bridgewater Bancshares *	9,415	102,435
Brightsphere Investment Group	14,582	324,304
BrightSpire Capital, Cl A ‡	60,047	377,696
Brookline Bancorp	39,886	331,054
Burke & Herbert Financial Services	3,111	162,954
Business First Bancshares	10,771	217,466
Byline Bancorp	11,108	240,710
C&F Financial	1,855	72,660
Cadence Bank	82,664	2,287,313
Cambridge Bancorp	4,226	259,350
Camden National	6,413	200,214
Cannae Holdings *	34,932	679,427
Cantaloupe *	43,132	249,734
Capital Bancorp	3,894	75,544
Capital City Bank Group	5,960	158,059
Capitol Federal Financial	53,587	255,610
Carter Bankshares *	10,520	128,028
Cass Information Systems	6,139	265,143
Cathay General Bancorp	31,319	1,078,626
Central Pacific Financial	11,758	234,455
Chemung Financial	2,120	89,390
Chicago Atlantic Real Estate Finance ‡	12,715	200,134
Chimera Investment ‡	99,791	411,139
ChoiceOne Financial Services	4,017	99,863
Citizens & Northern	6,685	113,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Services	2,179	$88,032
City Holding	6,633	670,066
Civista Bancshares	6,568	93,791
Claros Mortgage Trust ‡	39,535	343,954
CNB Financial	8,955	170,145
CNO Financial Group	51,756	1,362,735
Coastal Financial *	5,034	194,715
Codorus Valley Bancorp	5,356	118,903
Cohen & Steers	12,303	846,200
Colony Bankcorp	6,722	73,068
Columbia Financial *	16,328	271,045
Community Bank System	23,978	1,036,329
Community Trust Bancorp	6,796	285,500
Community West Bancshares	5,919	101,629
Compass Diversified Holdings	28,437	624,761
ConnectOne Bancorp	15,994	286,453
Consumer Portfolio Services *	5,964	51,052
Crawford, Cl A	6,686	62,046
CrossFirst Bankshares *	19,747	238,544
Customers Bancorp *	13,062	596,542
CVB Financial	59,909	978,913
Diamond Hill Investment Group	1,276	190,405
Dime Community Bancshares	16,102	293,056
Donegal Group, Cl A	6,720	90,317
Donnelley Financial Solutions *	12,474	783,118
Dynex Capital ‡	24,142	281,737
Eagle Bancorp	13,887	256,771
Eastern Bankshares	71,290	895,402
eHealth *	10,147	43,429
Ellington Financial ‡	28,792	329,380
Employers Holdings	11,959	509,334
Enact Holdings	13,417	398,887
Encore Capital Group *	10,437	428,856
Enova International *	14,981	906,800
Enstar Group *	6,200	1,800,294
Enterprise Bancorp	4,159	101,064
Enterprise Financial Services	16,338	621,007
Equity Bancshares, Cl A	6,590	219,513
Esquire Financial Holdings	3,161	148,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ESSA Bancorp	5,226	$84,661
Essent Group	48,198	2,553,048
Evans Bancorp	3,214	82,246
F&G Annuities & Life	9,291	351,386
Farmers & Merchants Bancorp	5,753	117,936
Farmers National Banc	26,060	308,290
FB Financial	16,236	595,049
Federal Agricultural Mortgage, Cl C	4,167	775,604
Fidelity D&D Bancorp	2,505	113,727
Finance of America, Cl A *	1	—
Financial Institutions	6,762	116,442
First Bancorp	4,511	99,603
First Bancorp	18,476	561,855
First Bancshares	14,102	337,602
First Bank	9,381	109,570
First Busey	23,199	518,266
First Business Financial Services	3,314	109,594
First Commonwealth Financial	45,252	596,874
First Community	4,513	74,600
First Community Bankshares	8,409	279,011
First Financial	5,459	198,762
First Financial Bancorp	42,416	937,818
First Financial Bankshares	59,915	1,771,087
First Foundation	22,630	124,012
First Interstate BancSystem, Cl A	42,437	1,133,068
First Merchants	27,826	929,945
First Mid Bancshares	10,183	315,266
First of Long Island	9,890	93,658
First Western Financial *	3,278	54,644
FirstCash Holdings	17,116	1,933,766
Five Star Bancorp	5,503	118,975
Flushing Financial	12,626	139,139
Flywire *	49,749	1,019,855
Forge Global Holdings *	1	2
Franklin BSP Realty Trust ‡	36,251	452,775
FS Bancorp	3,659	114,051
Fulton Financial	73,258	1,212,420
FVCBankcorp *	6,185	71,189
GCM Grosvenor	18,122	171,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Genworth Financial, Cl A *	230,453	$1,366,586
German American Bancorp	12,885	408,841
Glacier Bancorp	51,200	1,852,416
GoHealth, Cl A *	2,899	29,193
Goosehead Insurance, Cl A *	9,834	559,653
Granite Point Mortgage Trust ‡	22,093	94,779
Great Southern Bancorp	4,301	221,071
Green Dot, Cl A *	22,238	194,583
Greene County Bancorp	2,958	87,024
Greenlight Capital Re, Cl A *	10,860	131,623
Guaranty Bancshares	3,591	103,169
Hamilton Lane, Cl A	18,641	2,082,573
Hancock Whitney	39,074	1,773,569
Hanmi Financial	13,221	202,281
Hannon Armstrong Sustainable Infrastructure Capital	48,854	1,221,839
HarborOne Bancorp	19,208	194,577
HBT Financial	6,145	113,406
HCI Group	2,957	337,630
Heartland Financial USA	19,032	801,438
Heritage Commerce	25,369	201,430
Heritage Financial	14,909	264,486
Hilltop Holdings	26,220	767,197
Hingham Institution For Savings	821	138,667
Hippo Holdings *	7,508	160,596
Home Bancorp	3,282	114,870
Home BancShares	86,675	2,052,464
HomeStreet	8,313	101,834
HomeTrust Bancshares	7,271	186,865
Hope Bancorp	49,806	499,056
Horace Mann Educators	18,558	684,048
Horizon Bancorp	18,124	208,064
I3 Verticals, Cl A *	10,335	234,708
Independent Bank	8,963	222,372
Independent Bank	21,216	1,065,892
Independent Bank Group	16,531	615,614
International Bancshares	24,938	1,387,800
International Money Express *	15,167	306,828
Invesco Mortgage Capital ‡	24,251	207,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Investors Title	596	$95,616
Jackson Financial, Cl A	38,970	2,662,430
James River Group Holdings	15,808	140,533
John Marshall Bancorp	4,789	79,114
Kearny Financial	26,640	143,856
KKR Real Estate Finance Trust ‡	26,071	245,328
Ladder Capital, Cl A ‡	50,987	547,091
Lakeland Bancorp	28,522	347,683
Lakeland Financial	11,506	676,208
LCNB	6,130	86,433
Lemonade *	22,820	393,189
LendingClub *	47,903	360,231
LendingTree *	4,894	236,233
Live Oak Bancshares	15,679	506,745
Macatawa Bank	10,860	152,040
Maiden Holdings *	1	2
MainStreet Bancshares	4,093	62,500
MarketWise	1	2
Marqeta, Cl A *	220,625	1,224,469
MBIA	22,614	142,242
Mercantile Bank	6,846	247,004
Merchants Bancorp	7,342	296,103
Mercury General	12,545	655,602
Metrocity Bankshares	8,352	191,929
Metropolitan Bank Holding *	4,886	193,974
MFA Financial ‡	44,422	470,429
Mid Penn Bancorp	6,345	128,359
Middlefield Banc	4,281	91,913
Midland States Bancorp	9,259	202,772
MidWestOne Financial Group	6,321	127,495
Moelis, Cl A	30,563	1,500,032
Mr Cooper Group *	30,724	2,371,893
MVB Financial	4,562	81,979
National Bank Holdings, Cl A	16,923	553,890
National Bankshares	3,252	87,186
National Western Life Group, Cl A	1,332	651,108
Navient	46,486	698,220
NBT Bancorp	25,274	884,843
Nelnet, Cl A	6,939	653,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NerdWallet, Cl A *	15,407	$193,666
New York Mortgage Trust ‡	40,000	274,000
NewtekOne	11,641	125,606
Nexpoint Real Estate Finance ‡	3,263	42,288
NI Holdings *	4,022	59,807
Nicolet Bankshares	5,794	443,415
NMI Holdings, Cl A *	36,949	1,140,246
Northeast Bank	3,095	160,073
Northeast Community Bancorp	7,448	117,529
Northfield Bancorp	18,276	152,422
Northrim BanCorp	2,985	142,683
Northwest Bancshares	57,372	608,143
Norwood Financial	3,961	95,420
Oak Valley Bancorp	3,855	93,098
OceanFirst Financial	26,597	392,572
Ocwen Financial *	3,603	84,094
Old National Bancorp	148,145	2,450,318
Old Second Bancorp	18,785	257,355
Open Lending, Cl A *	61,177	312,003
OppFi	1	3
Orange County Bancorp	2,905	125,525
Orchid Island Capital, Cl A ‡	24,079	200,578
Origin Bancorp	13,566	402,910
Orrstown Financial Services	4,899	128,452
Oscar Health, Cl A *	71,519	1,242,285
P10, Cl A	20,931	148,610
Pacific Premier Bancorp	44,249	951,354
Palomar Holdings *	11,135	875,990
Park National	6,540	861,383
Parke Bancorp	4,251	69,971
Pathward Financial	12,570	633,151
Payoneer Global *	119,283	589,258
Paysafe *	12,055	171,422
Paysign *	1	5
PCB Bancorp	4,859	70,747
Peapack-Gladstone Financial	7,668	171,610
Penns Woods Bancorp	3,858	67,438
PennyMac Financial Services	12,726	1,089,855
PennyMac Mortgage Investment Trust ‡	40,947	567,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Peoples Bancorp	16,943	$492,025
Peoples Financial Services	3,065	116,072
Perella Weinberg Partners, Cl A	19,276	287,598
Pioneer Bancorp *	4,887	43,274
Piper Sandler	8,032	1,572,585
PJT Partners	10,683	1,009,437
Plumas Bancorp	3,022	106,254
Ponce Financial Group *	11,579	93,095
PRA Group *	17,980	427,744
Preferred Bank	6,151	465,569
Premier Financial	15,476	299,925
Primis Financial	9,604	93,351
Princeton Bancorp	3,059	89,170
Priority Technology Holdings *	5,567	17,870
ProAssurance	23,090	308,482
PROG Holdings	23,836	792,309
Provident Financial Services	33,488	491,604
QCR Holdings	7,571	416,102
Radian Group	75,251	2,247,747
RBB Bancorp	7,742	137,498
Ready Capital ‡	72,417	616,993
Red River Bancshares	2,285	103,305
Redwood Trust ‡	47,751	264,063
Regional Management	3,423	86,294
Remitly Global *	60,543	1,079,482
Renasant	25,202	732,370
Repay Holdings, Cl A *	35,838	364,472
Republic Bancorp, Cl A	4,109	208,408
S&T Bancorp	17,805	536,821
Safety Insurance Group	6,693	532,562
Sandy Spring Bancorp	20,104	411,127
Seacoast Banking Corp of Florida	38,031	877,375
Security National Financial, Cl A *	8,209	54,015
Selective Insurance Group	27,333	2,778,399
Selectquote *	1	2
ServisFirst Bancshares	23,809	1,403,779
Shore Bancshares	14,407	149,112
Sierra Bancorp	6,202	122,924
Silvercrest Asset Management Group, Cl A	4,027	58,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Simmons First National, Cl A	55,729	$952,409
Skyward Specialty Insurance Group *	17,171	599,611
SmartFinancial	7,421	152,502
South Plains Financial	5,648	146,396
Southern First Bancshares *	3,392	87,581
Southern Missouri Bancorp	4,004	160,560
Southern States Bancshares	4,349	105,115
Southside Bancshares	13,245	353,112
SouthState	34,658	2,623,611
Stellar Bancorp	23,471	521,056
StepStone Group, Cl A	24,644	888,909
Sterling Bancorp *	7,108	33,621
Stewart Information Services	12,236	758,754
Stock Yards Bancorp	12,573	560,127
StoneX Group *	12,064	875,846
Summit Financial Group	4,937	130,682
SWK Holdings *	1,528	26,496
Texas Capital Bancshares *	21,744	1,248,106
Third Coast Bancshares *	5,446	105,761
Timberland Bancorp	4,218	102,919
Tiptree	10,880	173,318
Tompkins Financial	6,121	269,202
Towne Bank	31,596	817,389
TPG RE Finance Trust ‡	29,673	217,503
TriCo Bancshares	14,223	494,534
Triumph Financial *	10,156	714,576
Trupanion *	18,120	407,700
TrustCo Bank NY	8,177	217,672
Trustmark	27,802	822,939
Two Harbors Investment ‡	52,146	658,604
UMB Financial	20,244	1,612,637
United Bankshares	59,453	1,929,844
United Community Banks	52,593	1,326,921
United Fire Group	9,153	202,190
Unity Bancorp	3,454	92,982
Universal Insurance Holdings	11,233	219,268
Univest Financial	12,532	261,543
Upstart Holdings *	32,393	716,857
USCB Financial Holdings	4,444	49,506

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Valley National Bancorp	194,383	$1,362,625
Value Line	400	14,480
Velocity Financial *	3,631	62,272
Veritex Holdings	23,934	466,234
Victory Capital Holdings, Cl A	12,899	656,043
Virginia National Bankshares	2,801	79,016
Virtus Investment Partners	3,167	694,586
WaFd	31,623	856,667
Walker & Dunlop	14,579	1,335,874
Washington Trust Bancorp	7,398	188,353
Waterstone Financial	9,316	105,643
WesBanco	26,336	711,072
West BanCorp	7,091	115,300
Westamerica BanCorp	11,867	552,409
WisdomTree	62,123	552,895
World Acceptance *	1,811	249,139
WSFS Financial	27,880	1,191,312
		175,741,880
Health Care — 11.6%
23andMe Holding, Cl A *	1	—
2seventy bio *	1	5
4D Molecular Therapeutics *	17,635	422,006
89bio *	38,301	325,942
Aadi Bioscience *	1	2
ACADIA Pharmaceuticals *	57,936	968,111
Accolade *	30,766	234,745
Accuray *	1	2
ACELYRIN *	14,608	61,061
Aclaris Therapeutics *	1	1
Acrivon Therapeutics *	3,889	35,351
Actinium Pharmaceuticals *	14,285	109,994
AdaptHealth, Cl A *	43,065	424,190
Adaptive Biotechnologies *	1	3
Addus HomeCare *	7,244	696,511
Adicet Bio *	1	1
ADMA Biologics *	91,204	594,650
Aerovate Therapeutics *	4,920	98,449
Agenus *	1	12

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agiliti *	13,210	$134,081
Agios Pharmaceuticals *	24,765	804,862
AirSculpt Technologies *	5,495	30,277
Akero Therapeutics *	29,026	577,327
Akoya Biosciences *	7,038	26,885
Aldeyra Therapeutics *	1	4
Alector *	26,855	136,423
Alignment Healthcare *	40,576	208,966
Alkermes *	75,345	1,848,966
Allakos *	1	1
Allogene Therapeutics *	1	3
Allovir *	1	1
Alphatec Holdings *	41,770	527,137
Alpine Immune Sciences *	17,839	1,152,221
Altimmune *	23,933	156,761
ALX Oncology Holdings *	9,458	160,975
American Well, Cl A *	1	1
Amicus Therapeutics *	126,348	1,262,217
AMN Healthcare Services *	19,671	1,179,867
Amneal Pharmaceuticals *	55,205	333,990
Amphastar Pharmaceuticals *	17,233	710,861
Amylyx Pharmaceuticals *	1	2
AnaptysBio *	8,602	209,373
Anavex Life Sciences *	32,172	117,428
AngioDynamics *	17,028	98,592
ANI Pharmaceuticals *	7,134	470,844
Anika Therapeutics *	6,621	171,418
Annexon *	20,670	94,048
Apogee Therapeutics *	18,710	941,113
Arbutus Biopharma *	1	3
Arcellx *	17,339	867,297
Arcturus Therapeutics Holdings *	13,049	333,663
Arcus Biosciences *	24,521	373,455
Arcutis Biotherapeutics *	35,816	297,989
Ardelyx *	99,757	638,445
ArriVent Biopharma *	4,446	73,448
Arrowhead Pharmaceuticals *	52,445	1,186,306
ARS Pharmaceuticals *	14,137	122,992
Artivion *	17,628	345,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Arvinas *	21,898	$695,699
Assertio Holdings *	1	1
Astrana Health *	19,553	726,394
Astria Therapeutics *	24,695	226,700
Atara Biotherapeutics *	1	1
Atea Pharmaceuticals *	1	4
ATI Physical Therapy *	1	4
AtriCure *	21,237	512,236
Atrion	891	377,151
Aura Biosciences *	12,405	91,797
Avanos Medical *	20,668	373,677
Aveanna Healthcare Holdings *	1	2
Avid Bioservices *	27,782	211,977
Avidity Biosciences *	33,675	812,578
Avista Public Acquisition II, Cl W *	35,001	155,404
Avita Medical *	12,416	104,294
Axogen *	18,401	117,950
Axonics *	22,963	1,528,647
Axsome Therapeutics *	16,781	1,237,767
Beam Therapeutics *	32,947	699,135
Beyond Air *	1	1
BioAtla *	1	2
BioCryst Pharmaceuticals *	84,528	349,101
Biohaven *	30,847	1,196,864
BioLife Solutions *	15,622	274,010
Biomea Fusion *	9,448	101,472
Biote, Cl A *	9,681	53,342
BioVie, Cl A *	1	—
Bioxcel Therapeutics *	1	3
Bluebird Bio *	1	1
Blueprint Medicines *	28,145	2,570,764
Bridgebio Pharma *	52,029	1,332,983
Bright Green *	1	—
BrightSpring Health Services *	24,390	260,729
Brookdale Senior Living *	80,973	549,807
Butterfly Network *	1	1
Cabaletta Bio *	15,493	164,923
Cara Therapeutics *	1	1
CareDx *	21,596	167,585

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CareMax *	1,200	$4,284
Cargo Therapeutics *	9,723	185,709
Caribou Biosciences *	37,076	134,586
Carisma Therapeutics *	1	2
Cassava Sciences *	17,893	396,330
Castle Biosciences *	10,917	230,240
Catalyst Pharmaceuticals *	52,085	783,879
Celcuity *	9,505	149,894
Celldex Therapeutics *	28,105	1,051,689
Century Therapeutics *	1	3
Cerevel Therapeutics Holdings *	31,545	1,347,287
Cerus *	1	2
CG oncology *	10,518	422,718
Citius Pharmaceuticals *	1	1
ClearPoint Neuro *	13,378	72,643
Codexis *	1	3
Cogent Biosciences *	36,487	237,165
Coherus Biosciences *	1	2
Collegium Pharmaceutical *	15,899	587,150
Community Health Systems *	1	3
Compass Therapeutics *	1	1
CONMED	14,007	952,196
Corcept Therapeutics *	37,726	879,770
CorMedix *	23,751	124,812
CorVel *	4,001	955,639
Crinetics Pharmaceuticals *	29,232	1,280,946
Cross Country Healthcare *	15,769	277,534
CryoPort *	19,468	315,187
Cue Biopharma *	1	2
Cullinan Therapeutics *	13,067	352,940
Cutera *	1	2
CVRx *	6,447	99,993
Cytek Biosciences *	49,053	294,809
Cytokinetics *	43,817	2,686,858
Day One Biopharmaceuticals *	33,901	579,707
Deciphera Pharmaceuticals *	24,382	616,133
Definitive Healthcare, Cl A *	22,108	153,430
Denali Therapeutics *	53,719	829,421
Design Therapeutics *	1	4

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Disc Medicine, Cl A *	4,093	$113,949
DocGo *	37,175	125,651
Dynavax Technologies *	65,491	744,633
Dyne Therapeutics *	27,773	702,935
Eagle Pharmaceuticals *	4,884	19,976
Edgewise Therapeutics *	27,629	495,664
Editas Medicine, Cl A *	37,010	192,822
Embecta	25,000	253,250
Emergent BioSolutions *	1	2
Enanta Pharmaceuticals *	9,220	126,683
Enhabit *	23,979	241,948
Enliven Therapeutics *	11,276	196,090
Ensign Group	24,814	2,936,985
Entrada Therapeutics *	10,874	128,857
Erasca *	1	2
Evolent Health, Cl A *	50,059	1,388,637
Evolus *	18,629	219,263
Eyenovia *	1	1
EyePoint Pharmaceuticals *	14,702	258,755
Fate Therapeutics *	38,381	151,605
FibroGen *	1	1
Foghorn Therapeutics *	8,145	44,472
Fulgent Genetics *	9,317	189,601
Genelux *	8,772	27,281
Generation Bio *	1	3
Geron *	1	4
Glaukos *	21,092	2,024,832
Gritstone bio *	1	1
Guardant Health *	51,927	934,686
Haemonetics *	22,874	2,103,264
Halozyme Therapeutics *	60,171	2,292,515
Harmony Biosciences Holdings *	15,100	466,741
Harrow *	12,628	128,679
Harvard Bioscience *	20,973	80,117
Health Catalyst *	25,818	160,588
HealthEquity *	38,149	3,010,338
HealthStream	10,872	280,171
Heron Therapeutics *	1	2
HilleVax *	12,012	158,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hims & Hers Health *	54,999	$689,137
Humacyte *	1	4
Ideaya Biosciences *	34,153	1,388,319
IGM Biosciences *	4,241	40,841
Ikena Oncology *	1	1
Immuneering, Cl A *	1	1
ImmunityBio *	60,060	479,879
Immunovant *	24,787	680,155
Inari Medical *	24,958	931,932
InfuSystem Holdings *	10,267	77,105
Inhibrx *	15,798	537,764
Inmode *	35,301	606,824
Innovage Holding *	13,867	49,228
Innoviva *	27,317	412,760
Inogen *	9,588	65,198
Inozyme Pharma *	1	4
Insmed *	62,399	1,542,503
Integer Holdings *	15,363	1,714,972
Intellia Therapeutics *	40,111	858,375
Intra-Cellular Therapies *	43,226	3,104,059
Iovance Biotherapeutics *	109,078	1,284,939
iRadimed	3,438	139,617
iRhythm Technologies *	14,183	1,554,173
Ironwood Pharmaceuticals, Cl A *	62,368	483,352
iTeos Therapeutics *	10,236	109,935
Janux Therapeutics *	7,432	423,624
Joint *	6,430	76,774
KalVista Pharmaceuticals *	9,401	106,701
Karyopharm Therapeutics *	1	1
Keros Therapeutics *	14,927	841,734
Kezar Life Sciences *	1	1
Kiniksa Pharmaceuticals, Cl A *	15,634	292,668
Kodiak Sciences *	1	3
KORU Medical Systems *	1	2
Krystal Biotech *	9,919	1,518,797
Kura Oncology *	32,116	630,116
Kymera Therapeutics *	17,463	587,106
Lantheus Holdings *	30,888	2,055,288
Larimar Therapeutics *	1	7

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
LeMaitre Vascular	9,042	$585,922
LENZ Therapeutics	1	16
Lexeo Therapeutics *	4,637	57,731
Lexicon Pharmaceuticals *	1	2
LifeStance Health Group *	49,051	303,135
Ligand Pharmaceuticals *	7,989	558,351
Lineage Cell Therapeutics *	1	1
Liquidia *	19,771	254,057
LivaNova *	25,058	1,396,984
Longboard Pharmaceuticals *	9,578	204,011
Lyell Immunopharma *	1	2
MacroGenics *	44,563	658,641
Madrigal Pharmaceuticals *	6,696	1,366,118
MannKind *	102,986	423,272
Marinus Pharmaceuticals *	1	1
MaxCyte *	1	4
MeiraGTx Holdings *	12,489	60,946
Merit Medical Systems *	26,502	1,963,798
Merrimack Pharmaceuticals *	6,417	94,587
Mersana Therapeutics *	1	3
Mesa Laboratories	2,260	239,741
MiMedx Group *	49,107	302,499
Mineralys Therapeutics *	5,236	64,141
Mirum Pharmaceuticals *	11,793	296,122
ModivCare *	5,796	136,032
Monte Rosa Therapeutics *	11,946	63,553
Morphic Holding *	16,733	456,309
Multiplan *	1	1
Mural Oncology *	7,382	27,313
Myriad Genetics *	36,754	719,276
National HealthCare	5,589	507,872
National Research	6,647	227,660
Nautilus Biotechnology, Cl A *	1	3
Neogen *	98,392	1,213,173
NeoGenomics *	63,547	884,574
Neumora Therapeutics *	6,779	61,621
Nevro *	15,004	158,742
Nkarta *	1	7
Novavax *	41,465	179,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Nurix Therapeutics *	23,065	$277,241
Nuvalent, Cl A *	12,042	829,453
Nuvation Bio *	1	3
Nuvectis Pharma *	4,274	25,986
Ocean Biomedical *	1	1
Ocular Therapeutix *	55,812	264,549
Olema Pharmaceuticals *	14,584	148,319
Omega Therapeutics *	1	2
Omeros *	1	3
Omnicell *	20,997	562,930
OPKO Health *	1	1
OptimizeRx *	7,556	77,071
Optinose *	1	1
Option Care Health *	77,132	2,305,475
OraSure Technologies *	39,618	209,579
Orchestra BioMed Holdings *	4,591	20,246
Organogenesis Holdings, Cl A *	1	2
ORIC Pharmaceuticals *	20,681	182,613
Orthofix Medical *	15,206	197,678
OrthoPediatrics *	7,024	208,121
Outset Medical *	1	3
Ovid therapeutics *	1	3
Owens & Minor *	33,799	836,187
P3 Health Partners *	1	1
Pacific Biosciences of California *	1	2
Pacira BioSciences *	20,814	546,368
Paragon 28 *	21,994	202,785
Patterson	39,075	995,240
PDS Biotechnology *	51,576	172,780
Pediatrix Medical Group *	35,983	319,169
Pennant Group *	13,060	273,085
PepGen *	6,927	85,064
PetIQ, Cl A *	12,030	196,330
Phathom Pharmaceuticals *	12,207	110,229
Phibro Animal Health, Cl A	8,983	150,016
Phreesia *	24,137	500,601
Pliant Therapeutics *	25,868	305,760
PMV Pharmaceuticals *	1	2
Poseida Therapeutics, Cl A *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Precigen *	1	$1
Prelude Therapeutics *	1	4
Prestige Consumer Healthcare *	22,932	1,645,600
Prime Medicine *	18,871	92,845
Privia Health Group *	51,212	942,301
PROCEPT BioRobotics *	18,308	969,958
Progyny *	35,351	1,133,353
ProKidney, Cl A *	1	2
Protagonist Therapeutics *	25,990	652,609
Protalix BioTherapeutics *	1	1
PTC Therapeutics *	32,309	1,038,734
Pulmonx *	14,391	109,516
Pulse Biosciences *	10,571	77,908
Quanterix *	16,471	265,513
Quantum-Si *	1	2
Quipt Home Medical *	21,844	78,638
RadNet *	26,995	1,309,258
Rallybio *	1	2
RAPT Therapeutics *	16,631	128,059
Recursion Pharmaceuticals, Cl A *	66,042	516,448
REGENXBIO *	18,736	287,598
Relay Therapeutics *	37,002	241,253
Reneo Pharmaceuticals *	1	2
Replimune Group *	22,969	145,853
Revance Therapeutics *	35,831	129,350
REVOLUTION Medicines *	65,341	2,435,912
Rhythm Pharmaceuticals *	23,827	947,362
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	27,945	601,376
RxSight *	13,580	707,925
Sage Therapeutics *	24,928	347,496
Sagimet Biosciences, Cl A *	2,284	8,908
Sana Biotechnology *	43,454	391,086
Sanara Medtech *	2,228	70,940
Sangamo Therapeutics *	1	1
Savara *	1	5
Scholar Rock Holding *	25,515	374,305
Schrodinger *	24,519	597,773
scPharmaceuticals *	14,884	66,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seer, Cl A *	1	$2
Select Medical Holdings	47,310	1,342,185
Semler Scientific *	3,071	78,403
Seres Therapeutics *	1	1
Sharecare *	1	1
SI-BONE *	18,176	259,190
SIGA Technologies	19,751	173,414
Sight Sciences *	1	6
Silk Road Medical *	16,826	327,097
Simulations Plus	7,315	331,735
SpringWorks Therapeutics *	30,343	1,416,715
STAAR Surgical *	22,679	1,042,327
Stoke Therapeutics *	9,461	104,355
Summit Therapeutics *	1	4
Supernus Pharmaceuticals *	22,445	675,595
Surgery Partners *	34,139	851,768
Surmodics *	6,393	164,236
Sutro Biopharma *	1	3
Syndax Pharmaceuticals *	41,423	875,268
Tactile Systems Technology *	16,846	231,969
Tango Therapeutics *	19,290	148,533
Taro Pharmaceutical Industries *	4,170	177,142
Tarsus Pharmaceuticals *	14,399	452,561
Tela Bio *	9,097	40,982
Tenaya Therapeutics *	1	5
Terns Pharmaceuticals *	39,136	197,637
TG Therapeutics *	63,047	861,222
Theravance Biopharma *	29,858	252,002
Third Harmonic Bio *	8,591	95,704
TransMedics Group *	14,940	1,406,302
Travere Therapeutics *	29,936	165,546
Treace Medical Concepts *	20,725	214,918
Trevi Therapeutics *	1	3
TruBridge *	6,264	49,486
Turnstone Biologics *	1	3
Twist Bioscience *	25,987	811,574
Tyra Biosciences *	6,382	109,132
UFP Technologies *	3,412	702,667
UroGen Pharma *	12,466	172,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
US Physical Therapy	6,684	$678,493
Utah Medical Products	1,629	107,840
Vanda Pharmaceuticals *	26,160	124,522
Varex Imaging *	17,737	288,226
Vaxcyte *	47,440	2,872,492
Vaxxinity, Cl A *	1	—
Ventyx Biosciences *	1	4
Vera Therapeutics, Cl A *	21,192	837,296
Veracyte *	32,752	640,957
Vericel *	21,320	977,948
Verrica Pharmaceuticals *	47,963	334,062
Verve Therapeutics *	23,834	143,242
Vicarious Surgical, Cl A *	1	—
Viemed Healthcare *	17,377	142,318
Vigil Neuroscience *	1	3
Viking Therapeutics *	46,491	3,699,754
Vir Biotechnology *	37,659	318,595
Viridian Therapeutics *	20,792	275,702
Vor BioPharma *	1	2
Voyager Therapeutics *	15,812	123,650
WaVe Life Sciences *	33,050	162,937
X4 Pharmaceuticals *	1	1
Xencor *	26,414	553,109
Xeris Biopharma Holdings *	1	2
XOMA *	4,438	112,459
Y-mAbs Therapeutics *	25,001	380,265
Zentalis Pharmaceuticals *	26,545	293,588
Zevra Therapeutics *	19,072	87,350
Zimvie *	11,856	180,211
Zymeworks *	26,210	224,882
Zynex *	9,231	101,264
		161,120,822
Industrials — 14.0%
374Water *	1	1
3D Systems *	56,355	188,789
AAON	31,319	2,946,805
AAR *	16,272	1,125,046
ABM Industries	30,136	1,316,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ACCO Brands	38,553	$185,825
ACV Auctions, Cl A *	57,811	1,008,802
AeroVironment *	12,299	1,965,257
AerSale *	11,619	82,843
Air Transport Services Group *	25,156	322,500
Alamo Group	4,801	933,218
Albany International, Cl A	14,642	1,167,699
Alight, Cl A *	191,140	1,724,083
Allegiant Travel	7,053	384,812
Allient	6,218	182,747
Alta Equipment Group	9,163	101,801
Ameresco, Cl A *	14,350	300,345
American Woodmark *	7,584	698,335
Amprius Technologies *	1	2
API Group *	94,953	3,662,337
Apogee Enterprises	10,237	632,442
Applied Industrial Technologies	17,518	3,210,173
ArcBest	11,263	1,249,179
Archer Aviation, Cl A *	68,121	264,309
Arcosa	22,544	1,713,795
Argan	6,449	388,617
Aris Water Solutions, Cl A	16,967	238,047
Array Technologies *	68,835	849,424
Astec Industries	10,147	424,145
Astronics *	11,672	195,739
Asure Software *	10,178	75,215
Atkore	18,653	3,269,871
Atmus Filtration Technologies *	38,137	1,155,170
AZZ	11,079	793,589
Babcock & Wilcox Enterprises *	1	1
Barnes Group	21,839	758,250
Barrett Business Services	3,154	383,211
Beacon Roofing Supply *	28,662	2,824,067
BlackSky Technology *	1	1
Blade Air Mobility *	1	3
Blink Charging *	1	3
Bloom Energy, Cl A *	86,026	957,469
Blue Bird *	11,472	378,060
BlueLinx Holdings *	3,990	437,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boise Cascade	19,696	$2,605,190
Bowman Consulting Group, Cl A *	5,142	167,064
BrightView Holdings *	19,038	214,177
Brink’s	21,420	1,873,393
Cadre Holdings	9,385	312,990
Casella Waste Systems, Cl A *	25,772	2,329,789
CBIZ *	22,158	1,577,206
CECO Environmental *	14,745	318,787
Chart Industries *	19,564	2,818,390
Columbus McKinnon	12,775	527,224
Comfort Systems USA	16,090	4,978,407
Commercial Vehicle Group *	16,390	98,504
CompX International	1,017	32,025
Concrete Pumping Holdings *	11,797	78,450
Conduent *	1	3
Construction Partners, Cl A *	18,933	977,700
CoreCivic *	49,413	736,254
Covenant Logistics Group, Cl A	5,292	239,145
CRA International	3,063	444,411
CSG Systems International	15,134	714,930
CSW Industrials	7,056	1,676,647
Custom Truck One Source *	24,435	121,931
Deluxe	19,878	392,590
Desktop Metal, Cl A *	1	1
Distribution Solutions Group *	4,674	154,102
DNOW *	47,435	669,308
Douglas Dynamics	10,408	235,637
Dragonfly Energy Holdings *	1	1
Ducommun *	6,658	360,131
DXP Enterprises *	7,228	352,437
Dycom Industries *	13,142	1,840,143
Encore Wire	8,230	2,299,133
Energy Recovery *	25,432	378,937
Energy Vault Holdings *	1	1
Enerpac Tool Group, Cl A	25,913	923,280
EnerSys	18,878	1,707,515
Ennis	11,172	222,323
Enovix *	61,758	386,605
Enpro	9,686	1,454,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Enviri *	32,410	$252,150
Eos Energy Enterprises *	1	1
ESCO Technologies	11,529	1,169,617
ESS Tech *	1	1
Eve Holding *	10,020	54,008
EVI Industries	3,107	63,756
ExlService Holdings *	73,706	2,137,474
Exponent	23,110	2,124,040
Federal Signal	27,462	2,232,661
First Advantage	25,204	410,825
FiscalNote Holdings *	1	1
Fluence Energy, Cl A *	26,564	473,902
Fluor *	64,494	2,601,043
Forrester Research *	5,000	90,950
Forward Air	11,700	257,634
Franklin Covey *	5,441	211,873
Franklin Electric	21,121	2,033,319
Frontier Group Holdings *	16,222	97,981
FTAI Aviation	45,389	3,186,762
FTAI Infrastructure	44,838	324,627
FTC Solar *	1	—
FuelCell Energy *	1	1
GATX	16,138	1,974,646
Genco Shipping & Trading	18,945	404,286
Gencor Industries *	6,096	103,449
GEO Group *	52,803	784,653
Gibraltar Industries *	14,069	1,005,371
Global Industrial	5,678	218,660
GMS *	18,563	1,717,449
Gorman-Rupp	10,536	349,479
GrafTech International	1	2
Granite Construction	20,280	1,125,540
Great Lakes Dredge & Dock *	28,107	185,506
Greenbrier	13,618	672,593
Griffon	21,335	1,397,869
H&E Equipment Services	14,456	698,080
Hawaiian Holdings *	21,780	276,606
Healthcare Services Group *	31,957	339,383
Heartland Express	20,219	200,977

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Heidrick & Struggles International	9,172	$270,391
Helios Technologies	15,187	684,934
Herc Holdings	12,907	1,846,088
Hillenbrand	31,428	1,499,744
Hillman Solutions *	87,900	840,324
HireQuest	10,871	139,366
HireRight Holdings *	9,061	129,572
HNI	21,056	883,299
Hub Group, Cl A	28,816	1,158,980
Hudson Technologies *	20,735	205,691
Huron Consulting Group *	9,216	859,300
Hyliion Holdings *	1	1
Hyster-Yale Materials Handling	4,864	284,884
IBEX Holdings *	4,114	53,893
ICF International	8,668	1,250,706
IES Holdings *	4,002	540,750
Innodata *	13,030	76,095
INNOVATE *	1	1
Insperity	17,368	1,787,688
Insteel Industries	8,645	277,504
Interface, Cl A	27,420	419,252
Janus International Group *	37,320	537,781
JELD-WEN Holding *	38,292	784,986
JetBlue Airways *	148,031	840,816
Joby Aviation *	125,888	635,734
John Bean Technologies	14,695	1,309,178
Kadant	5,755	1,575,661
Karat Packaging	2,468	66,883
Kelly Services, Cl A	15,165	347,885
Kennametal	36,768	865,151
Kforce	8,855	546,885
Korn Ferry	23,748	1,441,979
Kratos Defense & Security Solutions *	66,391	1,183,088
LanzaTech Global *	1	2
Legalzoom.com *	62,721	749,516
Leonardo DRS *	31,118	669,659
Limbach Holdings *	5,032	228,101
Lindsay	5,052	586,790
Liquidity Services *	10,657	183,940

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LSI Industries	13,278	$193,859
Manitowoc *	15,417	186,546
Marten Transport	26,495	448,295
Masonite International *	9,960	1,320,198
Masterbrand *	58,972	983,063
Matson	17,367	1,871,815
Matthews International, Cl A	13,233	357,026
Maximus	27,730	2,226,164
Mayville Engineering *	6,468	89,000
McGrath RentCorp	12,126	1,293,359
Microvast Holdings *	1	—
Miller Industries	4,955	241,358
MillerKnoll	35,492	902,562
Mistras Group *	12,261	107,284
Montrose Environmental Group *	12,805	555,993
Moog, Cl A	12,894	2,051,049
MRC Global *	35,535	399,058
Mueller Industries	51,230	2,859,659
Mueller Water Products, Cl A	70,619	1,118,605
MYR Group *	7,647	1,271,314
National Presto Industries	2,302	188,741
NEXTracker, Cl A *	57,346	2,453,835
Nikola *	1	1
NL Industries	3,258	26,748
Northwest Pipe *(A)	4,289	135,747
NuScale Power *	1	6
NV5 Global *	6,371	594,032
Omega Flex	1,477	97,866
OPENLANE *	51,286	881,093
PAM Transportation Services *	3,245	55,587
Pangaea Logistics Solutions	19,278	138,802
Park Aerospace	8,145	116,229
Park-Ohio Holdings	4,962	126,680
Parsons *	18,592	1,459,658
Performant Financial *	1	3
Pitney Bowes	1	4
Planet Labs PBC *	1	2
Powell Industries	4,181	597,883
Preformed Line Products	1,339	162,059

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Primoris Services	23,904	$1,113,926
Proto Labs *	11,886	362,285
Quad	13,714	61,576
Quanex Building Products	15,126	502,486
Radiant Logistics *	15,950	78,793
Redwire *	1	4
Resideo Technologies *	65,940	1,287,808
Resources Connection	13,731	151,728
REV Group	14,491	316,773
Rocket Lab USA *	126,379	475,185
Rush Enterprises, Cl A	28,552	1,254,004
Rush Enterprises, Cl B	4,381	179,227
RXO *	52,904	1,000,415
SES AI *	1	2
Shoals Technologies Group, Cl A *	76,228	644,127
Shyft Group	14,946	162,612
Simpson Manufacturing	19,688	3,423,546
Skillsoft *	4,196	30,169
SkyWest *	21,369	1,560,578
SKYX Platforms *	1	1
Southland Holdings *	4,176	18,291
SP Plus *	9,931	507,077
Spirit Airlines	49,391	174,350
SPX Technologies *	20,664	2,517,082
Standex International	5,311	918,166
Steelcase, Cl A	41,710	501,771
Stem *	1	2
Sterling Check *	19,579	296,230
Sterling Infrastructure *	13,794	1,401,470
Sun Country Airlines Holdings *	20,133	267,970
SunPower, Cl A *	1	2
Tennant	8,448	984,023
Terex	30,791	1,725,836
Terran Orbital *	1	1
Thermon Group Holdings *	15,586	497,661
Titan International *	21,947	241,856
Titan Machinery *	9,529	212,116
TPI Composites *	1	3
Transcat *	3,507	376,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TriNet Group	17,169	$1,723,253
Trinity Industries	37,001	962,766
Triumph Group *	27,685	369,872
TrueBlue *	14,853	154,768
TTEC Holdings	8,333	60,664
Tutor Perini *	17,003	282,760
UFP Industries	27,575	3,107,702
UniFirst	6,828	1,093,368
Universal Logistics Holdings	3,432	153,342
Upwork *	57,503	672,785
V2X *	5,145	249,944
Velo3D *	1	—
Verra Mobility, Cl A *	63,779	1,503,909
Viad *	9,377	323,319
Vicor *	10,187	329,855
Virgin Galactic Holdings *	1	1
VSE	7,034	549,144
Wabash National	21,091	487,413
Watts Water Technologies, Cl A	12,461	2,473,010
Werner Enterprises	29,301	1,002,094
Willdan Group *	5,110	144,051
Willis Lease Finance *	1,765	85,797
Xometry, Cl A *	15,010	268,229
Zurn Elkay Water Solutions	67,221	2,102,673
		194,512,747
Information Technology — 11.6%
8x8 *	1	2
908 Devices *	11,175	63,697
A10 Networks	34,100	445,346
ACI Worldwide *	49,474	1,687,063
ACM Research, Cl A *	22,050	562,716
Adeia	47,789	470,244
ADTRAN Holdings	34,934	153,011
Advanced Energy Industries	17,477	1,674,996
Aehr Test Systems *	11,914	142,730
Agilysys *	8,973	745,208
Akoustis Technologies *	1	1
Alarm.com Holdings *	22,463	1,493,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alkami Technology *	17,685	$425,678
Alpha & Omega Semiconductor *	10,376	226,923
Altair Engineering, Cl A *	24,472	1,968,772
Ambarella *	17,668	812,198
American Software, Cl A	17,436	176,278
Amkor Technology	50,807	1,643,606
Amplitude, Cl A *	33,514	328,102
Appfolio, Cl A *	8,887	2,015,394
Appian, Cl A *	18,734	701,401
Applied Digital *	1	3
Arlo Technologies *	38,625	478,177
Asana, Cl A *	36,243	538,933
ASGN *	22,277	2,148,617
Atomera *	9,743	45,208
Aurora Innovation, Cl A *	1	3
AvePoint *	71,041	551,989
Aviat Networks *	4,982	166,648
Axcelis Technologies *	15,044	1,557,355
Badger Meter	13,584	2,484,785
Bel Fuse, Cl B	4,995	293,306
Belden	19,877	1,615,404
Benchmark Electronics	15,810	477,620
BigBear.ai Holdings *	1	2
BigCommerce Holdings *	30,074	170,219
Blackbaud *	21,352	1,663,748
BlackLine *	26,257	1,524,219
Box, Cl A *	63,875	1,662,028
Braze, Cl A *	23,831	998,519
Brightcove *	1	2
C3.ai, Cl A *	36,782	828,698
Calix *	27,111	751,788
Cambium Networks *	5,073	17,197
Cerence *	18,060	164,527
CEVA *	10,762	218,146
Cipher Mining *	1	4
Cleanspark *	87,232	1,428,860
Clear Secure, Cl A	37,585	656,610
Clearfield *	5,859	176,473
Climb Global Solutions	2,289	147,549

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cohu *	21,314	$646,240
CommScope Holding *	1	1
CommVault Systems *	19,839	2,032,902
CompoSecure, Cl A *	3,243	22,539
Comtech Telecommunications *	1	2
Consensus Cloud Solutions *	9,121	106,168
CoreCard *	4,063	48,675
Corsair Gaming *	21,337	236,841
Couchbase *	15,239	367,869
CPI Card Group *	2,815	48,559
Credo Technology Group Holding *	57,793	1,032,761
CS Disco *	9,381	70,827
CTS	14,312	654,774
CXApp *	1	3
Daily Journal *	1,117	374,418
Daktronics *	20,802	196,579
Digi International *	16,135	494,699
Digimarc *	6,600	139,524
Digital Turbine *	1	2
DigitalOcean Holdings *	32,291	1,061,082
Diodes *	20,707	1,511,818
Domo, Cl B *	13,879	104,509
DZS *	1	1
E2open Parent Holdings *	1	5
Eastman Kodak *	19,992	89,964
eGain *	8,688	53,952
Enfusion, Cl A *	13,916	129,558
Envestnet *	24,320	1,509,542
ePlus *	12,123	932,016
Everbridge *	18,681	649,165
EverCommerce *	11,639	104,751
Evolv Technologies Holdings *	53,199	208,008
Expensify, Cl A *	1	2
Extreme Networks *	62,219	696,853
FARO Technologies *	7,967	149,381
Fastly, Cl A *	62,068	785,160
FormFactor *	35,640	1,589,188
Freshworks, Cl A *	73,685	1,315,277
Grid Dynamics Holdings *	22,933	224,055

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hackett Group	11,682	$253,383
Harmonic *	49,665	533,402
Ichor Holdings *	13,117	508,677
Immersion	16,991	123,525
Impinj *	10,370	1,652,771
Infinera *	90,371	435,588
Information Services Group	14,756	49,728
Insight Enterprises *	14,260	2,603,448
Instructure Holdings *	10,142	194,016
Intapp *	22,557	697,462
InterDigital	13,103	1,293,659
inTEST *	5,620	63,337
Intevac *	17,403	73,615
IonQ *	72,938	623,620
Iteris *	24,043	107,713
Itron *	21,046	1,938,758
Jamf Holding *	31,902	621,132
Kaltura *	1	1
Kimball Electronics *	10,579	221,418
Knowles *	40,947	648,191
KVH Industries *	10,540	50,592
Lightwave Logic *	46,256	176,698
LivePerson *	1	1
LiveRamp Holdings *	30,209	970,011
Luna Innovations *	16,509	34,009
MACOM Technology Solutions Holdings *	24,972	2,545,895
Marathon Digital Holdings *	106,675	1,713,201
Matterport *	1	5
Maxeon Solar Technologies *	1	2
MaxLinear, Cl A *	35,132	730,394
MeridianLink *	11,819	197,141
Methode Electronics	15,615	190,347
MicroStrategy, Cl A *	6,722	7,159,132
MicroVision *	1	1
Mirion Technologies, Cl A *	90,717	986,094
Mitek Systems *	17,749	224,170
Model N *	17,130	507,905
N-able *	31,448	385,552
Napco Security Technologies	14,473	589,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Navitas Semiconductor, Cl A *	47,419	$205,324
NETGEAR *	12,489	184,587
NetScout Systems *	31,156	600,065
NextNav *	1	9
nLight *	21,409	243,849
Novanta *	16,291	2,549,542
NVE	2,336	190,150
Olo, Cl A *	45,630	219,024
ON24	17,331	114,211
OneSpan *	19,473	210,698
Onto Innovation *	22,633	4,198,195
Ooma *	10,025	70,777
OSI Systems *	7,225	949,654
PagerDuty *	41,521	828,759
PAR Technology *	12,379	523,384
PC Connection	5,435	336,807
PDF Solutions *	14,355	431,798
Perficient *	16,015	756,869
Photronics *	27,905	764,876
Plexus *	12,740	1,286,867
Power Integrations	25,937	1,730,517
PowerSchool Holdings, Cl A *	25,754	446,059
Presto Automation *	1	—
Progress Software	21,279	1,060,120
PROS Holdings *	20,395	667,936
Q2 Holdings *	26,645	1,369,287
Qualys *	16,811	2,755,491
Rackspace Technology *	1	2
Rambus *	50,119	2,747,524
Rapid7 *	27,454	1,229,939
Red Violet *	5,177	86,870
Ribbon Communications *	1	3
Richardson Electronics	6,540	68,866
Rimini Street *	1	3
Riot Platforms *	92,389	934,053
Rogers *	8,314	990,114
Sanmina *	26,208	1,590,039
ScanSource *	11,361	472,845
SEMrush Holdings, Cl A *	16,387	200,577

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Semtech *	29,129	$1,095,833
Silicon Laboratories *	14,325	1,740,344
SiTime *	7,829	697,720
SkyWater Technology *	8,716	89,426
SMART Global Holdings *	22,034	402,561
SmartRent, Cl A *	1	2
SolarWinds	22,927	252,656
SoundHound AI, Cl A *	62,537	265,157
SoundThinking *	3,947	52,732
Sprinklr, Cl A *	46,864	547,840
Sprout Social, Cl A *	22,319	1,125,994
SPS Commerce *	16,658	2,896,326
Squarespace, Cl A *	24,391	850,270
Super Micro Computer *	23,202	19,925,878
Synaptics *	17,955	1,615,232
Tenable Holdings *	51,568	2,319,013
Terawulf *	1	2
Thoughtworks Holding *	1	2
Transphorm *	1	5
TTM Technologies *	47,176	704,338
Tucows, Cl A *	4,255	75,186
Turtle Beach *	6,960	98,136
Ultra Clean Holdings *	20,343	850,948
Unisys *	30,111	163,503
Varonis Systems, Cl B *	49,846	2,180,763
Veeco Instruments *	23,216	820,453
Verint Systems *	28,348	858,377
Veritone *	1	3
Viant Technology, Cl A *	5,227	45,945
Viavi Solutions *	99,736	787,914
Vishay Intertechnology	59,336	1,373,035
Vishay Precision Group *	5,452	179,916
Vuzix *	1	1
Weave Communications *	18,813	201,111
Workiva, Cl A *	22,280	1,755,664
Xerox Holdings	53,247	707,653
Xperi *	17,793	187,004
Yext *	47,751	262,153
Zeta Global Holdings, Cl A *	61,566	760,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zuora, Cl A *	55,764	$549,833
		160,650,682
Materials — 3.6%
5E Advanced Materials *	1	1
AdvanSix	11,842	299,129
Alpha Metallurgical Resources	5,754	1,882,248
American Vanguard	12,698	144,630
Arch Resources	8,232	1,307,077
Aspen Aerogels *	23,052	360,994
ATI *	58,670	3,502,599
Avient	41,125	1,744,522
Balchem	14,805	2,093,131
Cabot	25,610	2,336,400
Carpenter Technology	22,146	1,897,912
Century Aluminum *	23,105	400,872
Clearwater Paper *	7,738	348,520
Coeur Mining *	1	5
Commercial Metals	53,321	2,865,471
Compass Minerals International	15,731	195,851
Constellium, Cl A *	58,617	1,154,169
Contango ORE *	3,643	76,029
Core Molding Technologies *	4,496	81,018
Dakota Gold *	1	3
Danimer Scientific *	1	1
Ecovyst *	42,014	396,192
Glatfelter *	1	1
Greif, Cl A	11,092	679,718
Greif, Cl B	2,562	160,074
Hawkins	8,851	670,640
Haynes International	5,769	347,005
HB Fuller	24,763	1,850,044
Hecla Mining	282,436	1,335,922
Ingevity *	16,683	853,169
Innospec	11,551	1,386,120
Intrepid Potash *	4,844	97,461
Ivanhoe Electric *	27,524	277,992
Kaiser Aluminum	7,315	661,934
Knife River *	25,724	2,011,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Koppers Holdings	8,967	$459,828
Kronos Worldwide	9,880	113,126
LSB Industries *	31,613	294,001
Materion	9,246	1,062,735
Mativ Holdings	24,875	454,217
Metallus *	19,789	406,862
Minerals Technologies	14,652	1,067,984
Myers Industries	16,698	365,686
O-I Glass, Cl I *	69,946	1,046,392
Olympic Steel	4,560	289,879
Origin Materials *	1	1
Pactiv Evergreen	17,919	273,086
Perimeter Solutions *	68,392	478,744
Perpetua Resources *	1	5
Piedmont Lithium *	8,891	108,915
PureCycle Technologies *	58,498	273,186
Quaker Chemical	6,369	1,188,010
Radius Recycling, Cl A	11,925	207,733
Ramaco Resources, Cl A	9,303	145,871
Ramaco Resources, Cl B	1,860	20,665
Ranpak Holdings, Cl A *	16,427	118,931
Rayonier Advanced Materials *	1	4
Ryerson Holding	12,110	345,741
Sensient Technologies	19,546	1,431,158
Stepan	9,829	815,709
Summit Materials, Cl A *	54,111	2,104,918
SunCoke Energy	37,622	387,883
Sylvamo	17,159	1,072,438
Tredegar	14,086	89,869
TriMas	18,403	478,294
Trinseo	16,171	42,206
Tronox Holdings, Cl A	53,309	905,720
United States Lime & Minerals	1,086	336,660
Valhi	1,238	18,285
Warrior Met Coal	23,940	1,636,299
Worthington Steel	13,943	429,305
		49,888,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 4.5%
Acadia Realty Trust ‡	41,706	$720,680
Alexander & Baldwin ‡	32,372	533,167
Alexander’s ‡	1,086	229,754
Alpine Income Property Trust ‡	7,199	107,481
American Assets Trust ‡	21,805	465,537
American Realty Investors *	597	8,227
Anywhere Real Estate *	47,614	231,404
Apartment Investment and Management, Cl A ‡ *	66,238	529,904
Apple Hospitality REIT ‡	98,056	1,447,307
Armada Hoffler Properties ‡	30,142	317,094
Braemar Hotels & Resorts ‡	1	3
Brandywine Realty Trust ‡	69,877	317,242
Broadstone Net Lease, Cl A ‡	83,754	1,219,458
BRT Apartments ‡	5,411	97,073
CareTrust REIT ‡	54,254	1,341,159
CBL & Associates Properties ‡	12,411	269,939
Centerspace ‡	6,943	466,917
Chatham Lodging Trust ‡	20,787	190,617
City Office REIT ‡	17,733	82,636
Clipper Realty ‡	4,887	20,525
Community Healthcare Trust ‡	12,727	337,647
Compass, Cl A *	1	3
COPT Defense Properties ‡	52,034	1,247,255
CTO Realty Growth ‡	10,684	185,367
Cushman & Wakefield *	74,772	721,550
DiamondRock Hospitality ‡	94,674	842,599
DigitalBridge Group	73,588	1,209,787
Diversified Healthcare Trust ‡	1	2
Douglas Elliman	1	1
Douglas Emmett ‡	76,594	1,050,104
Easterly Government Properties, Cl A ‡	42,331	494,849
Elme Communities ‡	38,221	579,430
Empire State Realty Trust, Cl A ‡	58,337	530,867
Equity Commonwealth ‡ *	45,930	859,810
Essential Properties Realty Trust ‡	73,081	1,924,954
eXp World Holdings	30,921	307,973
Farmland Partners ‡	23,223	249,879
Forestar Group *	8,462	262,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Four Corners Property Trust ‡	41,177	$965,601
FRP Holdings *	5,904	178,950
Getty Realty ‡	21,756	589,588
Gladstone Commercial ‡	16,943	226,528
Gladstone Land ‡	13,603	172,486
Global Medical REIT ‡	28,630	232,189
Global Net Lease ‡	87,626	609,001
Hudson Pacific Properties ‡	66,013	382,875
Independence Realty Trust ‡	107,442	1,694,360
Innovative Industrial Properties, Cl A ‡	12,573	1,300,048
InvenTrust Properties ‡	31,019	786,021
JBG SMITH Properties ‡	50,735	761,532
Kennedy-Wilson Holdings	53,880	462,829
Kite Realty Group Trust ‡	98,460	2,146,428
LTC Properties ‡	18,740	620,294
LXP Industrial Trust ‡	129,633	1,082,436
Macerich ‡	98,284	1,352,388
Marcus & Millichap	11,849	375,258
Maui Land & Pineapple *	4,821	93,913
National Health Investors ‡	19,010	1,198,771
NETSTREIT ‡	34,802	586,414
Newmark Group, Cl A	66,614	637,496
NexPoint Diversified Real Estate Trust ‡(B)	16,203	96,894
NexPoint Residential Trust ‡	10,323	353,459
Office Properties Income Trust ‡	1	2
One Liberty Properties ‡	7,069	161,951
Opendoor Technologies *	1	2
Orion Office REIT ‡	23,633	73,735
Outfront Media ‡	66,440	1,053,738
Paramount Group ‡	76,766	356,194
Peakstone Realty Trust ‡	20,467	285,924
Pebblebrook Hotel Trust ‡	57,218	831,378
Phillips Edison ‡	53,933	1,763,609
Piedmont Office Realty Trust, Cl A ‡	55,597	383,063
Plymouth Industrial REIT ‡	21,009	438,668
Postal Realty Trust, Cl A ‡	7,799	108,016
PotlatchDeltic ‡	36,109	1,444,721
RE/MAX Holdings, Cl A	8,170	57,353
Redfin *	42,897	240,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Retail Opportunity Investments ‡	55,421	$680,016
RLJ Lodging Trust ‡	69,770	767,470
RMR Group, Cl A	6,799	161,272
Ryman Hospitality Properties ‡	26,228	2,766,529
Sabra Health Care REIT ‡	104,222	1,450,770
Safehold ‡	22,200	404,928
Saul Centers ‡	5,238	190,716
Service Properties Trust ‡	74,245	455,122
SITE Centers ‡	86,001	1,160,153
SL Green Realty ‡	29,848	1,487,326
St. Joe	15,510	887,172
Star Holdings *	8,885	105,643
Stratus Properties *	2,367	53,684
Summit Hotel Properties ‡	42,897	257,811
Sunstone Hotel Investors ‡	91,604	934,361
Tanger ‡	47,363	1,342,741
Tejon Ranch *	9,310	156,222
Terreno Realty ‡	44,301	2,407,759
Transcontinental Realty Investors *	700	20,055
UMH Properties ‡	27,308	434,743
Uniti Group ‡	100,452	577,599
Universal Health Realty Income Trust ‡	5,622	202,561
Urban Edge Properties ‡	51,731	865,460
Veris Residential ‡	37,541	540,966
Whitestone REIT, Cl B ‡	21,896	251,804
Xenia Hotels & Resorts ‡	50,014	693,694
		62,761,780
Utilities — 2.0%
ALLETE	26,890	1,592,426
Altus Power, Cl A *	42,422	155,689
American States Water	17,279	1,224,044
Artesian Resources, Cl A	4,269	149,330
Avista	37,156	1,336,873
Black Hills	30,952	1,699,265
Cadiz *	1	2
California Water Service Group	27,393	1,345,544
Chesapeake Utilities	9,787	1,036,150
Consolidated Water	7,585	193,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Genie Energy, Cl B	10,363	$158,450
Global Water Resources	5,430	66,463
MGE Energy	16,863	1,320,710
Middlesex Water	8,021	406,825
Montauk Renewables *	27,801	100,084
New Jersey Resources	44,427	1,941,016
Northwest Natural Holding	16,657	635,465
Northwestern Energy Group	27,527	1,388,462
ONE Gas	25,033	1,615,129
Ormat Technologies	24,308	1,551,580
Otter Tail	18,993	1,621,242
PNM Resources	39,256	1,454,827
Portland General Electric	47,308	2,045,125
Pure Cycle *	8,145	77,703
RGC Resources	4,567	94,171
SJW Group	14,372	782,555
Southwest Gas Holdings	29,224	2,180,695
Spire	24,324	1,502,980
Sunnova Energy International *	42,615	179,409
Unitil	7,036	358,414
York Water	6,592	234,082
		28,447,748
TOTAL UNITED STATES		1,092,438,469
TOTAL COMMON STOCK (Cost $1,037,713,432)		1,123,893,686

EXCHANGE TRADED FUND — 21.7% (C)
Vanguard Russell 2000 ETF	3,804,233	301,143,084
TOTAL EXCHANGE TRADED FUND (Cost $284,254,083)		301,143,084

	Number of Rights
RIGHTS(B) — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(B)(D)	1	—
CinCor Pharma# *(D)	15,984	48,911
Jounce Therapeutics# *(D)	1	—
Novartis CVR# *(D)	26,043	10,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Number of Rights	Value
RIGHTS — continued
OmniAb CVR# *(D)	2,421	$49
OmniAb CVR# *(D)	2,421	48
Rain Oncology CVR# *(D)	1	—
TOTAL RIGHTS (Cost $–)		59,165
TOTAL INVESTMENTS — 102.6% (Cost $1,321,967,515)		$1,425,095,935

WRITTEN OPTIONS— (2.8)% (Premiums Received $(35,752,274))		$(38,460,015)

Percentages are based on Net Assets of $1,388,733,454.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.8)%
Call Options
Russell 2000 Index	(7,209)	$(1,422,988,835)	$1,950	05/17/24	$(38,460,015)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Affiliated investment.
(B)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,256.
(C)	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(D)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,123,893,686	$—	$—	$1,123,893,686
Exchange Traded Fund	301,143,084	—	—	301,143,084
Rights	—	—	59,165	59,165
Total Investments in Securities	$1,425,036,770	$—	$59,165	$1,425,095,935

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(38,460,015)	$—	$—	$(38,460,015)
Total Other Financial Instruments	$(38,460,015)	$—	$—	$(38,460,015)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2024	Income	Capital Gains
Centrus Energy, Cl A

$358,329	$—	$—	$(68,466)	$—	$289,863	$—	$—
Energy Fuels

511,871	54,729	—	(200,296)	—	366,304	—	—
Northwest Pipe

116,918	—	—	18,829	—	135,747	—	—
Uranium Energy

970,719	105,077	—	129,254	—	1,205,050	—	—
Totals:

$1,957,837	$159,806	$—	$(120,679)	$–	$1,996,964	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 101.2%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	441	$643,287

CHINA — 1.1%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	5,860	733,555

Information Technology — 0.5%
NXP Semiconductors	2,262	579,502

TOTAL CHINA		1,313,057
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	752	656,097

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners (A)	3,937	283,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca ADR	5,039	$382,359

TOTAL UNITED KINGDOM		665,902
UNITED STATES — 98.3%
Communication Services — 15.8%
Alphabet, Cl A *(A)	20,012	3,257,553
Alphabet, Cl C *(A)	19,258	3,170,637
Charter Communications, Cl A *	1,279	327,347
Comcast, Cl A	34,771	1,325,123
Electronic Arts	2,331	295,617
Meta Platforms, Cl A (A)	11,886	5,113,001
Netflix *(A)	3,797	2,090,780
Sirius XM Holdings	33,196	97,596
Take-Two Interactive Software *	1,466	209,360
T-Mobile US	10,415	1,709,831
Trade Desk, Cl A *	3,904	323,446
Warner Bros Discovery *	21,243	156,349
		18,076,640
Consumer Discretionary — 12.3%
Airbnb, Cl A *	3,815	604,945
Amazon.com *(A)	35,271	6,172,425
Booking Holdings	301	1,039,061
DoorDash, Cl A *	3,311	427,980
Lululemon Athletica *	1,062	382,957
Marriott International, Cl A	2,544	600,715
O’Reilly Automotive *	514	520,816
Ross Stores	2,950	382,172
Starbucks	9,942	879,768
Tesla *(A)	16,373	3,000,843
		14,011,682
Consumer Staples — 6.5%
Costco Wholesale (A)	3,892	2,813,527
Dollar Tree *	1,903	225,030
Keurig Dr Pepper	12,238	412,420
Kraft Heinz	10,723	414,015
Mondelez International, Cl A	11,822	850,475
Monster Beverage *	9,114	487,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	12,058	$2,121,123
Walgreens Boots Alliance	7,508	133,117
		7,456,850
Energy — 0.5%
Baker Hughes, Cl A	8,797	286,958
Diamondback Energy	1,563	314,366
		601,324
Financials — 0.6%
PayPal Holdings *	9,319	632,946

Health Care — 5.9%
Amgen	4,703	1,288,340
Biogen *	1,263	271,318
Dexcom *	3,389	431,725
GE HealthCare Technologies	3,941	300,462
Gilead Sciences	10,933	712,832
IDEXX Laboratories *	724	356,758
Illumina *	1,389	170,916
Intuitive Surgical *	3,093	1,146,328
Moderna *	3,305	364,574
Regeneron Pharmaceuticals *	946	842,564
Vertex Pharmaceuticals *	2,266	890,107
		6,775,924
Industrials — 4.7%
Automatic Data Processing	3,606	872,255
Cintas	890	585,923
Copart *	8,413	456,910
CSX	17,041	566,102
Fastenal	4,956	336,711
Honeywell International	5,725	1,103,379
Old Dominion Freight Line	1,885	342,523
PACCAR	4,559	483,756
Paychex	3,160	375,440
Verisk Analytics, Cl A	1,265	275,719
		5,398,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 48.8%
Adobe *	3,965	$1,835,121
Advanced Micro Devices *(A)	14,174	2,244,878
Analog Devices	4,354	873,456
ANSYS *	760	246,909
Apple (A)	52,430	8,930,402
Applied Materials (A)	7,292	1,448,556
Atlassian, Cl A *	1,387	238,980
Autodesk *	1,864	396,752
Broadcom (A)	4,063	5,282,997
Cadence Design Systems *	2,386	657,653
CDW	1,172	283,460
Cisco Systems	35,527	1,669,058
Cognizant Technology Solutions, Cl A	4,341	285,117
Crowdstrike Holdings, Cl A *	1,995	583,617
Datadog, Cl A *	2,646	332,073
Fortinet *	6,680	422,042
GLOBALFOUNDRIES *	4,776	233,451
Intel	37,104	1,130,559
Intuit	2,456	1,536,523
KLA	1,187	818,187
Lam Research	1,151	1,029,466
Marvell Technology	7,511	495,050
Microchip Technology	4,695	431,846
Micron Technology	9,686	1,094,131
Microsoft (A)	25,228	9,822,017
MongoDB, Cl A *	623	227,507
NVIDIA (A)	8,489	7,334,666
ON Semiconductor *	3,731	261,767
Palo Alto Networks *	2,836	824,964
QUALCOMM	9,792	1,624,003
Roper Technologies	930	475,658
Synopsys *	1,329	705,154
Texas Instruments	7,978	1,407,479
Workday, Cl A *	1,837	449,569
Zscaler *	1,290	223,093
		55,856,161

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Linde PLC	4,226	$1,863,497

Real Estate — 0.3%
CoStar Group *	3,569	326,671

Utilities — 1.3%
American Electric Power (A)	4,606	396,254
Constellation Energy	2,768	514,682
Exelon	8,710	327,322
Xcel Energy	4,814	258,656
		1,496,914
TOTAL UNITED STATES		112,497,327
TOTAL COMMON STOCK (Cost $94,190,014)		115,775,670
TOTAL INVESTMENTS — 101.2% (Cost $94,190,014)		$115,775,670

WRITTEN OPTIONS— (1.3)% (Premiums Received $(1,205,140))		$(1,475,760)

Percentages are based on Net Assets of $114,421,902.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
Nasdaq-100	(33)	$(57,554,277)	$17,250	05/17/24	$(1,475,760)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $58,143,682.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,775,670	$—	$—	$115,775,670
Total Investments in Securities	$115,775,670	$—	$—	$115,775,670

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,475,760)	$—	$—	$(1,475,760)
Total Other Financial Instruments	$(1,475,760)	$—	$—	$(1,475,760)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.8%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors (A)	408	$104,526

UNITED STATES — 100.6%
Communication Services — 9.2%
Alphabet, Cl A *(A)	9,468	1,541,201
Alphabet, Cl C *(A)	7,931	1,305,760
AT&T (A)	11,352	191,735
Charter Communications, Cl A *(A)	161	41,206
Comcast, Cl A (A)	6,387	243,409
Electronic Arts (A)	395	50,094
Fox, Cl A (A)	483	14,978
Fox, Cl B (A)	233	6,683
Interpublic Group (A)	693	21,095
Live Nation Entertainment *(A)	230	20,449
Match Group *(A)	480	14,794
Meta Platforms, Cl A (A)	3,533	1,519,791
Netflix *(A)	701	385,999
News, Cl A (A)	693	16,493
News, Cl B (A)	231	5,669
Omnicom Group (A)	323	29,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Paramount Global, Cl B (A)	878	$10,000
Take-Two Interactive Software *(A)	245	34,989
T-Mobile US (A)	861	141,350
Verizon Communications (A)	6,686	264,030
Walt Disney (A)	2,914	323,745
Warner Bros Discovery *(A)	3,373	24,825
		6,208,282
Consumer Discretionary — 10.4%
Airbnb, Cl A *(A)	701	111,158
Amazon.com *(A)	14,669	2,567,075
Aptiv *(A)	463	32,873
AutoZone *(A)	27	79,823
Bath & Body Works (A)	292	13,263
Best Buy (A)	345	25,406
Booking Holdings (A)	57	196,766
BorgWarner (A)	457	14,976
Caesars Entertainment *(A)	392	14,041
CarMax *(A)	295	20,051
Carnival *(A)	1,653	24,497
Chipotle Mexican Grill, Cl A *(A)	45	142,182
Darden Restaurants (A)	201	30,835
Deckers Outdoor *	39	31,920
Domino’s Pizza (A)	57	30,168
DR Horton (A)	474	67,540
eBay (A)	772	39,789
Etsy *(A)	228	15,657
Expedia Group *(A)	206	27,734
Ford Motor (A)	6,357	77,238
Garmin (A)	226	32,650
General Motors (A)	1,776	79,085
Genuine Parts (A)	225	35,372
Hasbro (A)	232	14,222
Hilton Worldwide Holdings (A)	417	82,266
Home Depot (A)	1,595	533,081
Las Vegas Sands (A)	581	25,773
Lennar, Cl A (A)	404	61,255
LKQ (A)	464	20,012
Lowe’s (A)	917	209,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *(A)	185	$66,711
Marriott International, Cl A (A)	390	92,091
McDonald’s (A)	1,155	315,361
MGM Resorts International *(A)	405	15,973
Mohawk Industries *(A)	69	7,957
NIKE, Cl B (A)	1,949	179,815
Norwegian Cruise Line Holdings *(A)	683	12,922
NVR *(A)	5	37,194
O’Reilly Automotive *(A)	91	92,207
Pool (A)	63	22,839
PulteGroup (A)	370	41,225
Ralph Lauren, Cl A (A)	48	7,855
Ross Stores (A)	535	69,309
Royal Caribbean Cruises *(A)	400	55,852
Starbucks (A)	1,812	160,344
Tapestry (A)	363	14,491
Tesla *(A)	4,466	818,529
TJX (A)	1,815	170,773
Tractor Supply (A)	169	46,151
Ulta Beauty *(A)	75	30,363
Wynn Resorts (A)	143	13,106
Yum! Brands (A)	444	62,715
		6,989,558
Consumer Staples — 6.2%
Altria Group (A)	2,874	125,910
Archer-Daniels-Midland (A)	831	48,747
Brown-Forman, Cl B (A)	297	14,211
Bunge Global (A)	263	26,763
Campbell Soup (A)	383	17,507
Church & Dwight (A)	408	44,019
Clorox (A)	180	26,617
Coca-Cola (A)	6,197	382,789
Colgate-Palmolive (A)	1,307	120,139
Conagra Brands (A)	791	24,347
Constellation Brands, Cl A (A)	261	66,153
Costco Wholesale (A)	717	518,319
Dollar General (A)	339	47,185
Dollar Tree *(A)	334	39,496

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Estee Lauder, Cl A (A)	364	$53,402
General Mills (A)	866	61,018
Hershey (A)	233	45,183
Hormel Foods (A)	464	16,500
J M Smucker (A)	195	22,396
Kellanova (A)	462	26,731
Kenvue (A)	2,783	52,376
Keurig Dr Pepper (A)	1,615	54,426
Kimberly-Clark (A)	545	74,409
Kraft Heinz (A)	1,288	49,730
Kroger (A)	1,096	60,697
Lamb Weston Holdings (A)	233	19,418
McCormick (A)	383	29,131
Molson Coors Beverage, Cl B (A)	320	18,323
Mondelez International, Cl A (A)	2,111	151,865
Monster Beverage *(A)	1,186	63,392
PepsiCo (A)	2,192	385,595
Philip Morris International (A)	2,468	234,312
Procter & Gamble (A)	3,757	613,142
Sysco (A)	795	59,084
Target (A)	747	120,252
Tyson Foods, Cl A (A)	517	31,356
Walgreens Boots Alliance (A)	1,282	22,730
Walmart (A)	6,819	404,708
		4,172,378
Energy — 4.1%
APA (A)	508	15,971
Baker Hughes, Cl A (A)	1,555	50,724
Chevron (A)	2,804	452,201
ConocoPhillips (A)	1,902	238,929
Coterra Energy (A)	1,157	31,656
Devon Energy (A)	1,075	55,018
Diamondback Energy (A)	281	56,518
EOG Resources (A)	931	123,013
EQT (A)	768	30,789
Exxon Mobil (A)	6,396	756,455
Halliburton (A)	1,467	54,968
Hess (A)	433	68,193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan (A)	3,119	$57,015
Marathon Oil (A)	914	24,541
Marathon Petroleum (A)	598	108,669
Occidental Petroleum (A)	1,082	71,563
ONEOK (A)	913	72,237
Phillips 66 (A)	694	99,388
Pioneer Natural Resources (A)	365	98,302
Schlumberger (A)	2,310	109,679
Targa Resources (A)	348	39,693
Valero Energy (A)	533	85,211
Williams (A)	1,904	73,037
		2,773,770
Financials — 13.2%
Aflac (A)	830	69,430
Allstate (A)	413	70,235
American Express (A)	927	216,946
American International Group (A)	1,103	83,067
Ameriprise Financial (A)	161	66,298
Aon PLC, Cl A (A)	314	88,551
Arch Capital Group *(A)	562	52,569
Arthur J Gallagher (A)	344	80,733
Assurant (A)	65	11,336
Bank of America (A)	10,966	405,852
Bank of New York Mellon (A)	1,181	66,715
Berkshire Hathaway, Cl B *(A)	2,907	1,153,294
BlackRock, Cl A (A)	222	167,530
Blackstone (A)	1,126	131,303
Brown & Brown (A)	351	28,621
Capital One Financial (A)	597	85,628
Cboe Global Markets (A)	152	27,535
Charles Schwab (A)	2,415	178,589
Chubb (A)	648	161,119
Cincinnati Financial (A)	263	30,426
Citigroup (A)	3,034	186,075
Citizens Financial Group (A)	672	22,922
CME Group, Cl A (A)	583	122,220
Comerica (A)	231	11,589
Corpay *	129	38,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services (A)	376	$47,650
Everest Group (A)	76	27,847
FactSet Research Systems (A)	58	24,180
Fidelity National Information Services (A)	990	67,241
Fifth Third Bancorp (A)	1,011	36,861
Fiserv *(A)	950	145,037
Franklin Resources (A)	462	10,552
Global Payments (A)	407	49,967
Globe Life (A)	143	10,892
Goldman Sachs Group (A)	516	220,182
Hartford Financial Services Group (A)	511	49,511
Huntington Bancshares (A)	2,320	31,250
Intercontinental Exchange (A)	905	116,528
Invesco (A)	751	10,642
Jack Henry & Associates (A)	120	19,523
JPMorgan Chase (A)	4,613	884,497
KeyCorp (A)	1,406	20,373
Loews (A)	302	22,695
M&T Bank (A)	255	36,819
MarketAxess Holdings (A)	61	12,206
Marsh & McLennan (A)	799	159,345
Mastercard, Cl A (A)	1,331	600,547
MetLife (A)	975	69,303
Moody’s (A)	255	94,434
Morgan Stanley (A)	1,967	178,682
MSCI, Cl A (A)	120	55,895
Nasdaq (A)	600	35,910
Northern Trust (A)	313	25,788
PayPal Holdings *(A)	1,668	113,291
PNC Financial Services Group (A)	631	96,707
Principal Financial Group (A)	343	27,145
Progressive (A)	940	195,755
Prudential Financial (A)	557	61,537
Raymond James Financial (A)	309	37,698
Regions Financial (A)	1,619	31,198
S&P Global (A)	514	213,737
State Street (A)	497	36,028
Synchrony Financial (A)	693	30,478
T Rowe Price Group (A)	333	36,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers (A)	362	$76,802
Truist Financial (A)	2,117	79,493
US Bancorp (A)	2,483	100,884
Visa, Cl A (A)	2,549	684,687
W R Berkley (A)	352	27,093
Wells Fargo (A)	5,778	342,751
Willis Towers Watson (A)	162	40,685
		8,854,372
Health Care — 12.4%
Abbott Laboratories (A)	2,762	292,689
AbbVie (A)	2,813	457,506
Agilent Technologies (A)	458	62,764
Align Technology *(A)	111	31,344
Amgen (A)	852	233,397
Baxter International (A)	817	32,982
Becton Dickinson (A)	458	107,447
Biogen *(A)	226	48,549
Bio-Rad Laboratories, Cl A *(A)	34	9,171
Bio-Techne (A)	245	15,486
Boston Scientific *(A)	2,348	168,751
Bristol-Myers Squibb (A)	3,263	143,376
Cardinal Health (A)	395	40,701
Catalent *(A)	296	16,532
Cencora (A)	270	64,543
Centene *(A)	831	60,713
Charles River Laboratories International *(A)	81	18,549
Cigna Group (A)	470	167,809
Cooper	301	26,807
CVS Health (A)	1,972	133,524
Danaher (A)	1,071	264,130
DaVita *(A)	68	9,453
Dexcom *(A)	605	77,071
Edwards Lifesciences *(A)	984	83,315
Elevance Health (A)	375	198,218
Eli Lilly (A)	1,283	1,002,151
GE HealthCare Technologies (A)	661	50,395
Gilead Sciences (A)	1,950	127,140
HCA Healthcare (A)	317	98,213

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *(A)	233	$16,142
Hologic *(A)	415	31,445
Humana (A)	200	60,418
IDEXX Laboratories *(A)	130	64,059
Illumina *(A)	272	33,470
Incyte *(A)	320	16,656
Insulet *(A)	136	23,384
Intuitive Surgical *(A)	558	206,806
IQVIA Holdings *(A)	294	68,140
Johnson & Johnson (A)	3,841	555,370
Laboratory Corp of America Holdings (A)	122	24,567
McKesson (A)	210	112,814
Medtronic PLC (A)	2,159	173,238
Merck (A)	4,042	522,307
Mettler-Toledo International *(A)	33	40,580
Moderna *(A)	544	60,009
Molina Healthcare *(A)	94	32,157
Pfizer (A)	8,976	229,965
Quest Diagnostics (A)	165	22,800
Regeneron Pharmaceuticals *(A)	170	151,412
ResMed (A)	237	50,716
Revvity (A)	229	23,466
Solventum *	225	14,627
STERIS (A)	167	34,162
Stryker (A)	535	180,028
Teleflex (A)	75	15,656
Thermo Fisher Scientific (A)	617	350,900
UnitedHealth Group (A)	1,490	720,713
Universal Health Services, Cl B (A)	91	15,509
Vertex Pharmaceuticals *(A)	404	158,695
Viatris (A)	1,912	22,122
Waters *(A)	96	29,668
West Pharmaceutical Services (A)	122	43,613
Zimmer Biomet Holdings (A)	334	40,174
Zoetis, Cl A (A)	739	117,678
		8,306,192
Industrials — 8.9%
3M (A)	901	86,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith (A)	231	$19,136
Allegion (A)	138	16,775
American Airlines Group *(A)	1,144	15,455
AMETEK (A)	363	63,402
Automatic Data Processing (A)	653	157,954
Axon Enterprise *(A)	114	35,757
Boeing *(A)	903	151,560
Broadridge Financial Solutions (A)	201	38,875
Builders FirstSource *	182	33,273
Carrier Global (A)	1,318	81,044
Caterpillar (A)	827	276,689
CH Robinson Worldwide (A)	152	10,792
Cintas (A)	137	90,193
Copart *(A)	1,390	75,491
CSX (A)	3,124	103,779
Cummins (A)	222	62,713
Dayforce *(A)	266	16,324
Deere (A)	408	159,695
Delta Air Lines (A)	971	48,618
Dover (A)	208	37,294
Eaton (A)	653	207,824
Emerson Electric (A)	902	97,218
Equifax (A)	206	45,359
Expeditors International of Washington (A)	213	23,709
Fastenal (A)	956	64,951
FedEx (A)	372	97,382
Fortive (A)	589	44,334
GE Vernova *	433	66,556
Generac Holdings *(A)	84	11,421
General Dynamics (A)	363	104,214
General Electric (A)	1,733	280,434
Honeywell International (A)	1,049	202,174
Howmet Aerospace (A)	606	40,451
Hubbell, Cl B (A)	82	30,383
Huntington Ingalls Industries (A)	63	17,447
IDEX (A)	129	28,439
Illinois Tool Works (A)	436	106,432
Ingersoll Rand (A)	633	59,072
Jacobs Solutions (A)	202	28,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services (A)	114	$18,533
Johnson Controls International (A)	1,066	69,365
L3Harris Technologies (A)	309	66,142
Leidos Holdings (A)	231	32,391
Lockheed Martin (A)	338	157,146
Masco (A)	343	23,478
Nordson (A)	86	22,204
Norfolk Southern (A)	362	83,376
Northrop Grumman (A)	226	109,617
Old Dominion Freight Line (A)	302	54,876
Otis Worldwide (A)	635	57,912
PACCAR (A)	849	90,087
Parker-Hannifin (A)	203	110,617
Paychex (A)	535	63,563
Paycom Software (A)	78	14,662
Pentair (A)	281	22,224
Quanta Services (A)	236	61,020
Republic Services, Cl A (A)	326	62,494
Robert Half (A)	179	12,376
Rockwell Automation (A)	173	46,876
Rollins (A)	459	20,453
RTX (A)	2,165	219,791
Snap-On (A)	85	22,777
Southwest Airlines (A)	914	23,709
Stanley Black & Decker (A)	257	23,490
Textron (A)	293	24,785
Trane Technologies (A)	358	113,608
TransDigm Group (A)	91	113,571
Uber Technologies *	3,316	219,751
Union Pacific (A)	968	229,571
United Airlines Holdings *(A)	533	27,428
United Parcel Service, Cl B (A)	1,147	169,160
United Rentals (A)	104	69,471
Veralto (A)	365	34,193
Verisk Analytics, Cl A (A)	242	52,746
Waste Management (A)	594	123,564
Westinghouse Air Brake Technologies (A)	305	49,129
WW Grainger (A)	68	62,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem (A)	402	$52,541
		5,969,917
Information Technology — 29.2%
Accenture, Cl A (A)	998	300,308
Adobe *(A)	725	335,552
Advanced Micro Devices *(A)	2,574	407,670
Akamai Technologies *(A)	244	24,627
Amphenol, Cl A (A)	943	113,886
Analog Devices (A)	778	156,075
ANSYS *(A)	152	49,382
Apple (A)	23,281	3,965,453
Applied Materials (A)	1,331	264,403
Arista Networks *(A)	399	102,367
Autodesk *(A)	335	71,305
Broadcom (A)	708	920,591
Cadence Design Systems *(A)	441	121,553
CDW (A)	209	50,549
Cisco Systems (A)	6,446	302,833
Cognizant Technology Solutions, Cl A (A)	813	53,398
Corning (A)	1,158	38,654
Enphase Energy *(A)	209	22,731
EPAM Systems *(A)	93	21,879
F5 *(A)	96	15,870
Fair Isaac *(A)	38	43,066
First Solar *(A)	176	31,029
Fortinet *(A)	1,022	64,570
Gartner *(A)	129	53,224
Gen Digital (A)	800	16,112
Hewlett Packard Enterprise (A)	2,161	36,737
HP (A)	1,459	40,983
Intel (A)	6,707	204,362
International Business Machines (A)	1,451	241,156
Intuit (A)	446	279,026
Jabil	185	21,712
Juniper Networks (A)	569	19,813
Keysight Technologies *(A)	262	38,760
KLA (A)	217	149,576
Lam Research (A)	210	187,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology (A)	870	$80,023
Micron Technology (A)	1,794	202,650
Microsoft (A)	11,915	4,638,867
Monolithic Power Systems (A)	74	49,530
Motorola Solutions (A)	260	88,179
NetApp (A)	359	36,693
NVIDIA (A)	3,963	3,424,111
ON Semiconductor *(A)	707	49,603
Oracle (A)	2,528	287,560
Palo Alto Networks *(A)	492	143,118
PTC *(A)	195	34,601
Qorvo *(A)	128	14,955
QUALCOMM (A)	1,772	293,886
Roper Technologies (A)	171	87,460
Salesforce (A)	1,552	417,395
Seagate Technology Holdings (A)	285	24,484
ServiceNow *(A)	329	228,106
Skyworks Solutions (A)	278	29,632
Super Micro Computer *	82	70,422
Synopsys *(A)	247	131,056
TE Connectivity (A)	489	69,184
Teledyne Technologies *(A)	76	28,992
Teradyne (A)	231	26,870
Texas Instruments (A)	1,442	254,398
Trimble *(A)	377	22,646
Tyler Technologies *(A)	67	30,924
VeriSign *(A)	156	26,439
Western Digital *(A)	473	33,503
Zebra Technologies, Cl A *(A)	83	26,108
		19,618,433
Materials — 2.4%
Air Products & Chemicals (A)	357	84,373
Albemarle (A)	211	25,385
Amcor (A)	2,406	21,510
Avery Dennison (A)	136	29,550
Ball (A)	555	38,611
Celanese, Cl A (A)	158	24,270
CF Industries Holdings (A)	317	25,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva (A)	1,103	$59,705
Dow (A)	1,098	62,476
DuPont de Nemours (A)	662	47,995
Eastman Chemical (A)	157	14,827
Ecolab (A)	401	90,686
FMC (A)	231	13,631
Freeport-McMoRan (A)	2,228	111,266
International Flavors & Fragrances (A)	377	31,913
International Paper (A)	515	17,994
Linde PLC (A)	770	339,539
LyondellBasell Industries, Cl A (A)	396	39,588
Martin Marietta Materials (A)	95	55,772
Mosaic (A)	525	16,480
Newmont (A)	1,876	76,241
Nucor (A)	382	64,379
Packaging Corp of America (A)	152	26,293
PPG Industries (A)	369	47,601
Sherwin-Williams (A)	381	114,151
Steel Dynamics (A)	224	29,147
Vulcan Materials (A)	215	55,391
Westrock (A)	463	22,206
		1,586,014
Real Estate — 2.2%
Alexandria Real Estate Equities ‡(A)	258	29,894
American Tower ‡(A)	757	129,871
AvalonBay Communities ‡(A)	216	40,947
Boston Properties ‡(A)	232	14,358
Camden Property Trust ‡(A)	174	17,344
CBRE Group, Cl A *(A)	472	41,012
CoStar Group *(A)	638	58,396
Crown Castle ‡(A)	681	63,864
Digital Realty Trust ‡(A)	474	65,782
Equinix ‡(A)	150	106,667
Equity Residential ‡(A)	580	37,352
Essex Property Trust ‡(A)	103	25,364
Extra Space Storage ‡(A)	316	42,432
Federal Realty Investment Trust ‡(A)	117	12,188
Healthpeak Properties ‡(A)	934	17,382

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡(A)	988	$18,644
Invitation Homes ‡(A)	923	31,567
Iron Mountain ‡(A)	432	33,489
Kimco Realty ‡(A)	1,102	20,530
Mid-America Apartment Communities ‡(A)	209	27,170
ProLogis ‡(A)	1,465	149,503
Public Storage ‡(A)	264	68,495
Realty Income ‡(A)	1,320	70,673
Regency Centers ‡(A)	233	13,798
SBA Communications, Cl A ‡(A)	167	31,082
Simon Property Group ‡(A)	511	71,811
UDR ‡(A)	537	20,449
Ventas ‡(A)	691	30,597
VICI Properties, Cl A ‡(A)	1,635	46,679
Welltower ‡(A)	851	81,083
Weyerhaeuser ‡(A)	1,227	37,019
		1,455,442
Utilities — 2.4%
AES (A)	1,248	22,339
Alliant Energy (A)	461	22,958
Ameren (A)	460	33,980
American Electric Power (A)	877	75,448
American Water Works (A)	317	38,775
Atmos Energy (A)	252	29,711
CenterPoint Energy (A)	960	27,974
CMS Energy (A)	513	31,093
Consolidated Edison (A)	554	52,298
Constellation Energy (A)	499	92,784
Dominion Energy (A)	1,310	66,784
DTE Energy (A)	353	38,943
Duke Energy (A)	1,234	121,253
Edison International (A)	580	41,215
Entergy (A)	316	33,708
Evergy (A)	373	19,564
Eversource Energy (A)	503	30,492
Exelon (A)	1,554	58,399
FirstEnergy (A)	758	29,062
NextEra Energy (A)	3,255	217,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource (A)	694	$19,335
NRG Energy (A)	320	23,254
PG&E (A)	3,373	57,712
Pinnacle West Capital (A)	229	16,866
PPL (A)	1,242	34,105
Public Service Enterprise Group (A)	835	57,682
Sempra (A)	1,017	72,848
Southern (A)	1,771	130,169
WEC Energy Group (A)	510	42,146
Xcel Energy (A)	870	46,745
		1,585,629
TOTAL UNITED STATES		67,519,987
TOTAL COMMON STOCK (Cost $61,036,298)		67,624,513
TOTAL INVESTMENTS — 100.8% (Cost $61,036,298)		$67,624,513

WRITTEN OPTIONS— (0.9)% (Premiums Received $(569,017))		$(605,680)
Percentages are based on Net Assets of $67,082,863.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
S&P 500 Index	(67)	$(33,739,123)	$5,005	05/17/24	$(605,680)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $35,174,718.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,624,513	$—	$—	$67,624,513
Total Investments in Securities	$67,624,513	$—	$—	$67,624,513

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(605,680)	$—	$—	$(605,680)
Total Other Financial Instruments	$(605,680)	$—	$—	$(605,680)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 102.5%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	52	$75,852

CHINA — 1.2%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	678	84,872

Information Technology — 0.5%
NXP Semiconductors	259	66,353

TOTAL CHINA		151,225
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	87	75,905

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	455	32,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca ADR	595	$45,149

TOTAL UNITED KINGDOM		77,918
UNITED STATES — 99.5%
Communication Services — 16.0%
Alphabet, Cl A *	2,316	376,998
Alphabet, Cl C *	2,229	366,982
Charter Communications, Cl A *	146	37,367
Comcast, Cl A	4,020	153,202
Electronic Arts	265	33,607
Meta Platforms, Cl A	1,376	591,914
Netflix *	440	242,282
Sirius XM Holdings	3,772	11,090
Take-Two Interactive Software *	176	25,135
T-Mobile US	1,203	197,496
Trade Desk, Cl A *	455	37,697
Warner Bros Discovery *	2,471	18,187
		2,091,957
Consumer Discretionary — 12.4%
Airbnb, Cl A *	446	70,722
Amazon.com *	4,081	714,175
Booking Holdings	34	117,369
DoorDash, Cl A *	379	48,989
Lululemon Athletica *	123	44,354
Marriott International, Cl A	291	68,714
O’Reilly Automotive *	60	60,796
Ross Stores	343	44,436
Starbucks	1,148	101,586
Tesla *	1,893	346,949
		1,618,090
Consumer Staples — 6.6%
Costco Wholesale	451	326,028
Dollar Tree *	222	26,252
Keurig Dr Pepper	1,423	47,955
Kraft Heinz	1,214	46,873
Mondelez International, Cl A	1,366	98,270
Monster Beverage *	1,063	56,817

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	1,395	$245,394
Walgreens Boots Alliance	849	15,053
		862,642
Energy — 0.5%
Baker Hughes, Cl A	1,021	33,305
Diamondback Energy	177	35,600
		68,905
Financials — 0.6%
PayPal Holdings *	1,076	73,082

Health Care — 6.0%
Amgen	544	149,023
Biogen *	148	31,793
Dexcom *	393	50,064
GE HealthCare Technologies	464	35,375
Gilead Sciences	1,262	82,282
IDEXX Laboratories *	83	40,899
Illumina *	157	19,319
Intuitive Surgical *	356	131,941
Moderna *	382	42,139
Regeneron Pharmaceuticals *	109	97,082
Vertex Pharmaceuticals *	261	102,524
		782,441
Industrials — 4.8%
Automatic Data Processing	416	100,626
Cintas	101	66,492
Copart *	981	53,278
CSX	1,967	65,344
Fastenal	582	39,541
Honeywell International	660	127,202
Old Dominion Freight Line	222	40,340
PACCAR	535	56,769
Paychex	370	43,960
Verisk Analytics, Cl A	148	32,258
		625,810

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 49.4%
Adobe *	459	$212,439
Advanced Micro Devices *	1,639	259,585
Analog Devices	498	99,904
ANSYS *	87	28,264
Apple	6,069	1,033,733
Applied Materials	843	167,462
Atlassian, Cl A *	157	27,051
Autodesk *	219	46,614
Broadcom	470	611,127
Cadence Design Systems *	275	75,798
CDW	138	33,377
Cisco Systems	4,108	192,994
Cognizant Technology Solutions, Cl A	510	33,497
Crowdstrike Holdings, Cl A *	229	66,992
Datadog, Cl A *	308	38,654
Fortinet *	765	48,333
GLOBALFOUNDRIES *	545	26,640
Intel	4,288	130,655
Intuit	285	178,302
KLA	137	94,433
Lam Research	133	118,956
Marvell Technology	879	57,935
Microchip Technology	551	50,681
Micron Technology	1,119	126,402
Microsoft	2,919	1,136,454
MongoDB, Cl A *	73	26,658
NVIDIA	983	849,332
ON Semiconductor *	440	30,870
Palo Alto Networks *	327	95,121
QUALCOMM	1,133	187,908
Roper Technologies	108	55,238
Synopsys *	155	82,241
Texas Instruments	923	162,836
Workday, Cl A *	210	51,393
Zscaler *	151	26,114
		6,463,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Linde PLC	488	$215,188

Real Estate — 0.3%
CoStar Group *	413	37,802

Utilities — 1.3%
American Electric Power	536	46,112
Constellation Energy	317	58,943
Exelon	1,012	38,031
Xcel Energy	560	30,089
		173,175
TOTAL UNITED STATES		13,013,085
TOTAL COMMON STOCK (Cost $11,209,597)		13,393,985

PURCHASED OPTIONS — 0.2% (Cost $104,832)		29,817

TOTAL INVESTMENTS — 102.7% (Cost $11,314,429)		$13,423,802

WRITTEN OPTIONS— (2.8)% (Premiums Received $(301,018))		$(368,920)

Percentages are based on Net Assets of $13,073,510.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	6	$10,464,414	$16,375	05/17/24	$21,360
Nasdaq-100® Reduced-Value Index	8	2,790,512	3,270	05/17/24	8,457

Total Purchased Options		$13,254,926			$29,817

WRITTEN OPTIONS — (2.8)%
Call Options
Nasdaq-100	(6)	$(10,464,414)	$17,250	05/17/24	$(268,320)
Nasdaq-100® Reduced-Value Index	(8)	(2,790,512)	3,400	05/17/24	(100,600)

Total Written Options		$(13,254,926)			$(368,920)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $13,301,874.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,393,985	$—	$—	$13,393,985
Purchased Options	29,817	—	—	29,817
Total Investments in Securities	$13,423,802	$—	$—	$13,423,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(368,920)	$—	$—	$(368,920)
Total Other Financial Instruments	$(368,920)	$—	$—	$(368,920)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 101.6%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	201	$51,494

UNITED STATES — 101.4%
Communication Services — 9.3%
Alphabet, Cl A *	4,741	771,740
Alphabet, Cl C *	3,975	654,444
AT&T	5,782	97,658
Charter Communications, Cl A *	75	19,196
Comcast, Cl A	3,162	120,504
Electronic Arts	205	25,998
Fox, Cl A	206	6,388
Fox, Cl B	107	3,069
Interpublic Group	326	9,923
Live Nation Entertainment *	105	9,336
Match Group *	229	7,058
Meta Platforms, Cl A	1,770	761,401
Netflix *	347	191,072
News, Cl A	355	8,449
News, Cl B	99	2,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	168	$15,597
Paramount Global, Cl B	370	4,214
Take-Two Interactive Software *	128	18,280
T-Mobile US	413	67,802
Verizon Communications	3,407	134,542
Walt Disney	1,480	164,428
Warner Bros Discovery *	1,907	14,036
		3,107,564
Consumer Discretionary — 10.5%
Airbnb, Cl A *	350	55,500
Amazon.com *	7,365	1,288,875
Aptiv *	233	16,543
AutoZone *	14	41,390
Bath & Body Works	210	9,538
Best Buy	172	12,666
Booking Holdings	28	96,657
BorgWarner	197	6,456
Caesars Entertainment *	198	7,092
CarMax *	146	9,924
Carnival *	855	12,671
Chipotle Mexican Grill, Cl A *	22	69,511
Darden Restaurants	93	14,267
Deckers Outdoor *	18	14,732
Domino’s Pizza	24	12,703
DR Horton	233	33,200
eBay	390	20,101
Etsy *	112	7,691
Expedia Group *	99	13,328
Ford Motor	3,197	38,844
Garmin	137	19,792
General Motors	896	39,899
Genuine Parts	113	17,765
Hasbro	120	7,356
Hilton Worldwide Holdings	195	38,470
Home Depot	794	265,371
Las Vegas Sands	308	13,663
Lennar, Cl A	195	29,566
LKQ	222	9,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	473	$107,839
Lululemon Athletica *	99	35,699
Marriott International, Cl A	198	46,754
McDonald’s	584	159,455
MGM Resorts International *	226	8,913
Mohawk Industries *	41	4,728
NIKE, Cl B	988	91,153
Norwegian Cruise Line Holdings *	347	6,565
NVR *	3	22,317
O’Reilly Automotive *	48	48,636
Pool	27	9,788
PulteGroup	183	20,390
Ralph Lauren, Cl A	31	5,073
Ross Stores	278	36,015
Royal Caribbean Cruises *	198	27,647
Starbucks	920	81,411
Tapestry	187	7,465
Tesla *	2,233	409,264
TJX	922	86,751
Tractor Supply	87	23,758
Ulta Beauty *	35	14,169
Wynn Resorts	76	6,965
Yum! Brands	233	32,911
		3,516,812
Consumer Staples — 6.3%
Altria Group	1,422	62,298
Archer-Daniels-Midland	428	25,106
Brown-Forman, Cl B	159	7,608
Bunge Global	131	13,331
Campbell Soup	161	7,359
Church & Dwight	206	22,225
Clorox	102	15,083
Coca-Cola	3,164	195,440
Colgate-Palmolive	666	61,219
Conagra Brands	401	12,343
Constellation Brands, Cl A	133	33,710
Costco Wholesale	356	257,352
Dollar General	168	23,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	163	$19,275
Estee Lauder, Cl A	197	28,902
General Mills	442	31,143
Hershey	117	22,689
Hormel Foods	238	8,463
J M Smucker	86	9,877
Kellanova	213	12,324
Kenvue	1,367	25,727
Keurig Dr Pepper	802	27,027
Kimberly-Clark	276	37,682
Kraft Heinz	608	23,475
Kroger	560	31,013
Lamb Weston Holdings	107	8,917
McCormick	209	15,897
Molson Coors Beverage, Cl B	160	9,162
Mondelez International, Cl A	1,096	78,846
Monster Beverage *	583	31,161
PepsiCo	1,113	195,788
Philip Morris International	1,256	119,245
Procter & Gamble	1,891	308,611
Sysco	383	28,465
Target	370	59,563
Tyson Foods, Cl A	242	14,677
Walgreens Boots Alliance	597	10,585
Walmart	3,462	205,470
		2,100,442
Energy — 4.1%
APA	256	8,049
Baker Hughes, Cl A	800	26,096
Chevron	1,390	224,165
ConocoPhillips	955	119,967
Coterra Energy	631	17,264
Devon Energy	490	25,078
Diamondback Energy	144	28,963
EOG Resources	474	62,630
EQT	349	13,991
Exxon Mobil	3,188	377,045
Halliburton	682	25,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	230	$36,223
Kinder Morgan	1,534	28,042
Marathon Oil	497	13,344
Marathon Petroleum	293	53,244
Occidental Petroleum	509	33,665
ONEOK	456	36,079
Phillips 66	339	48,548
Pioneer Natural Resources	182	49,016
Schlumberger	1,147	54,460
Targa Resources	189	21,557
Valero Energy	287	45,883
Williams	940	36,058
		1,384,922
Financials — 13.3%
Aflac	428	35,802
Allstate	219	37,243
American Express	458	107,186
American International Group	562	42,324
Ameriprise Financial	81	33,355
Aon PLC, Cl A	162	45,686
Arch Capital Group *	300	28,062
Arthur J Gallagher	173	40,601
Assurant	35	6,104
Bank of America	5,586	206,738
Bank of New York Mellon	611	34,515
Berkshire Hathaway, Cl B *	1,471	583,590
BlackRock, Cl A	114	86,029
Blackstone	570	66,468
Brown & Brown	198	16,145
Capital One Financial	309	44,320
Cboe Global Markets	86	15,579
Charles Schwab	1,205	89,110
Chubb	332	82,549
Cincinnati Financial	138	15,965
Citigroup	1,551	95,123
Citizens Financial Group	416	14,190
CME Group, Cl A	295	61,844
Comerica	117	5,870

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Corpay *	51	$15,409
Discover Financial Services	188	23,825
Everest Group	32	11,725
FactSet Research Systems	28	11,673
Fidelity National Information Services	461	31,311
Fifth Third Bancorp	513	18,704
Fiserv *	488	74,503
Franklin Resources	255	5,824
Global Payments	216	26,518
Globe Life	58	4,418
Goldman Sachs Group	257	109,664
Hartford Financial Services Group	253	24,513
Huntington Bancshares	1,283	17,282
Intercontinental Exchange	467	60,131
Invesco	367	5,200
Jack Henry & Associates	52	8,460
JPMorgan Chase	2,321	445,029
KeyCorp	788	11,418
Loews	159	11,949
M&T Bank	132	19,059
MarketAxess Holdings	29	5,803
Marsh & McLennan	395	78,775
Mastercard, Cl A	664	299,597
MetLife	503	35,753
Moody’s	130	48,143
Morgan Stanley	1,025	93,111
MSCI, Cl A	65	30,276
Nasdaq	299	17,895
Northern Trust	177	14,583
PayPal Holdings *	867	58,887
PNC Financial Services Group	332	50,882
Principal Financial Group	194	15,353
Progressive	478	99,544
Prudential Financial	282	31,155
Raymond James Financial	162	19,764
Regions Financial	774	14,915
S&P Global	255	106,037
State Street	252	18,267
Synchrony Financial	349	15,349

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	188	$20,599
Travelers	182	38,613
Truist Financial	1,037	38,939
US Bancorp	1,249	50,747
Visa, Cl A	1,268	340,597
W R Berkley	174	13,393
Wells Fargo	2,874	170,486
Willis Towers Watson	75	18,836
		4,477,312
Health Care — 12.5%
Abbott Laboratories	1,410	149,418
AbbVie	1,415	230,136
Agilent Technologies	243	33,301
Align Technology *	53	14,966
Amgen	427	116,972
Baxter International	418	16,875
Becton Dickinson	224	52,550
Biogen *	124	26,638
Bio-Rad Laboratories, Cl A *	16	4,316
Bio-Techne	147	9,292
Boston Scientific *	1,187	85,310
Bristol-Myers Squibb	1,640	72,062
Cardinal Health	184	18,959
Catalent *	153	8,545
Cencora	136	32,511
Centene *	419	30,612
Charles River Laboratories International *	34	7,786
Cigna Group	231	82,476
Cooper	165	14,695
CVS Health	1,000	67,710
Danaher	533	131,448
DaVita *	43	5,977
Dexcom *	312	39,746
Edwards Lifesciences *	489	41,404
Elevance Health	189	99,902
Eli Lilly	644	503,028
GE HealthCare Technologies	336	25,617
Gilead Sciences	1,010	65,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	164	$50,810
Henry Schein *	124	8,591
Hologic *	171	12,957
Humana	105	31,719
IDEXX Laboratories *	61	30,058
Illumina *	141	17,350
Incyte *	158	8,224
Insulet *	54	9,285
Intuitive Surgical *	291	107,850
IQVIA Holdings *	149	34,534
Johnson & Johnson	1,932	279,348
Laboratory Corp of America Holdings	65	13,089
McKesson	107	57,481
Medtronic PLC	1,075	86,258
Merck	2,042	263,867
Mettler-Toledo International *	16	19,675
Moderna *	260	28,681
Molina Healthcare *	43	14,710
Pfizer	4,572	117,135
Quest Diagnostics	101	13,956
Regeneron Pharmaceuticals *	86	76,597
ResMed	115	24,609
Revvity	114	11,681
Solventum *	104	6,761
STERIS	75	15,342
Stryker	280	94,220
Teleflex	32	6,680
Thermo Fisher Scientific	311	176,872
UnitedHealth Group	741	358,422
Universal Health Services, Cl B	46	7,840
Vertex Pharmaceuticals *	206	80,919
Viatris	1,013	11,720
Waters *	46	14,216
West Pharmaceutical Services	52	18,589
Zimmer Biomet Holdings	178	21,410
Zoetis, Cl A	369	58,759
		4,178,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.0%
3M	440	$42,464
A O Smith	116	9,609
Allegion	57	6,929
American Airlines Group *	556	7,512
AMETEK	183	31,963
Automatic Data Processing	334	80,791
Axon Enterprise *	51	15,997
Boeing *	466	78,213
Broadridge Financial Solutions	93	17,987
Builders FirstSource *	104	19,013
Carrier Global	652	40,091
Caterpillar	409	136,839
CH Robinson Worldwide	117	8,307
Cintas	64	42,134
Copart *	697	37,854
CSX	1,590	52,820
Cummins	118	33,334
Dayforce *	141	8,653
Deere	205	80,239
Delta Air Lines	546	27,338
Dover	115	20,620
Eaton	326	103,753
Emerson Electric	464	50,010
Equifax	104	22,900
Expeditors International of Washington	109	12,133
Fastenal	447	30,369
FedEx	185	48,429
Fortive	283	21,301
GE Vernova *	208	31,972
Generac Holdings *	43	5,846
General Dynamics	181	51,963
General Electric	883	142,887
Honeywell International	534	102,918
Howmet Aerospace	336	22,428
Hubbell, Cl B	40	14,821
Huntington Ingalls Industries	27	7,477
IDEX	59	13,007
Illinois Tool Works	217	52,972
Ingersoll Rand	324	30,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jacobs Solutions	116	$16,649
JB Hunt Transport Services	60	9,754
Johnson Controls International	574	37,350
L3Harris Technologies	148	31,679
Leidos Holdings	111	15,564
Lockheed Martin	171	79,503
Masco	187	12,800
Nordson	36	9,295
Norfolk Southern	181	41,688
Northrop Grumman	119	57,719
Old Dominion Freight Line	144	26,166
Otis Worldwide	315	28,728
PACCAR	407	43,187
Parker-Hannifin	110	59,940
Paychex	249	29,584
Paycom Software	38	7,143
Pentair	143	11,310
Quanta Services	120	31,027
Republic Services, Cl A	158	30,289
Robert Half	88	6,084
Rockwell Automation	92	24,928
Rollins	210	9,358
RTX	1,055	107,104
Snap-On	36	9,647
Southwest Airlines	468	12,140
Stanley Black & Decker	139	12,705
Textron	167	14,127
Trane Technologies	185	58,708
TransDigm Group	45	56,161
Uber Technologies *	1,663	110,207
Union Pacific	497	117,869
United Airlines Holdings *	293	15,078
United Parcel Service, Cl B	580	85,538
United Rentals	51	34,068
Veralto	185	17,331
Verisk Analytics, Cl A	120	26,155
Waste Management	300	62,406
Westinghouse Air Brake Technologies	156	25,128
WW Grainger	33	30,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	202	$26,401
		3,005,052
Information Technology — 29.4%
Accenture, Cl A	503	151,358
Adobe *	361	167,082
Advanced Micro Devices *	1,292	204,627
Akamai Technologies *	134	13,525
Amphenol, Cl A	485	58,573
Analog Devices	390	78,238
ANSYS *	64	20,792
Apple	11,726	1,997,290
Applied Materials	666	132,301
Arista Networks *	202	51,825
Autodesk *	172	36,610
Broadcom	354	460,296
Cadence Design Systems *	216	59,536
CDW	112	27,088
Cisco Systems	3,280	154,094
Cognizant Technology Solutions, Cl A	391	25,681
Corning	655	21,864
Enphase Energy *	109	11,855
EPAM Systems *	45	10,587
F5 *	41	6,778
Fair Isaac *	18	20,400
First Solar *	87	15,338
Fortinet *	495	31,274
Gartner *	56	23,105
Gen Digital	487	9,808
Hewlett Packard Enterprise	1,090	18,530
HP	737	20,702
Intel	3,417	104,116
International Business Machines	738	122,656
Intuit	223	139,513
Jabil	104	12,205
Juniper Networks	262	9,123
Keysight Technologies *	143	21,155
KLA	111	76,511
Lam Research	108	96,596

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology	425	$39,091
Micron Technology	886	100,083
Microsoft	6,005	2,337,927
Monolithic Power Systems	34	22,757
Motorola Solutions	132	44,768
NetApp	154	15,740
NVIDIA	1,995	1,723,720
ON Semiconductor *	342	23,995
Oracle	1,285	146,169
Palo Alto Networks *	245	71,268
PTC *	93	16,502
Qorvo *	73	8,529
QUALCOMM	902	149,597
Roper Technologies	87	44,497
Salesforce	772	207,622
Seagate Technology Holdings	165	14,175
ServiceNow *	167	115,786
Skyworks Solutions	140	14,923
Super Micro Computer *	42	36,070
Synopsys *	127	67,385
TE Connectivity	242	34,238
Teledyne Technologies *	35	13,352
Teradyne	136	15,819
Texas Instruments	734	129,492
Trimble *	204	12,254
Tyler Technologies *	31	14,308
VeriSign *	69	11,694
Western Digital *	278	19,691
Zebra Technologies, Cl A *	36	11,324
		9,873,808
Materials — 2.4%
Air Products & Chemicals	178	42,069
Albemarle	98	11,790
Amcor	1,282	11,461
Avery Dennison	64	13,906
Ball	255	17,740
Celanese, Cl A	81	12,442
CF Industries Holdings	163	12,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva	557	$30,150
Dow	589	33,514
DuPont de Nemours	338	24,505
Eastman Chemical	112	10,577
Ecolab	201	45,456
FMC	119	7,022
Freeport-McMoRan	1,147	57,281
International Flavors & Fragrances	220	18,623
International Paper	298	10,412
Linde PLC	391	172,415
LyondellBasell Industries, Cl A	213	21,294
Martin Marietta Materials	46	27,005
Mosaic	273	8,570
Newmont	970	39,421
Nucor	194	32,695
Packaging Corp of America	65	11,244
PPG Industries	200	25,800
Sherwin-Williams	188	56,327
Steel Dynamics	116	15,094
Vulcan Materials	111	28,597
Westrock	213	10,216
		808,498
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	139	16,106
American Tower ‡	374	64,163
AvalonBay Communities ‡	110	20,853
Boston Properties ‡	130	8,046
Camden Property Trust ‡	87	8,672
CBRE Group, Cl A *	222	19,290
CoStar Group *	326	29,839
Crown Castle ‡	337	31,604
Digital Realty Trust ‡	247	34,279
Equinix ‡	76	54,044
Equity Residential ‡	301	19,384
Essex Property Trust ‡	50	12,312
Extra Space Storage ‡	180	24,170
Federal Realty Investment Trust ‡	50	5,209
Healthpeak Properties ‡	567	10,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	583	$11,001
Invitation Homes ‡	496	16,963
Iron Mountain ‡	250	19,380
Kimco Realty ‡	578	10,768
Mid-America Apartment Communities ‡	109	14,170
ProLogis ‡	745	76,027
Public Storage ‡	136	35,285
Realty Income ‡	668	35,765
Regency Centers ‡	140	8,291
SBA Communications, Cl A ‡	88	16,379
Simon Property Group ‡	254	35,695
UDR ‡	248	9,444
Ventas ‡	342	15,144
VICI Properties, Cl A ‡	882	25,181
Welltower ‡	441	42,018
Weyerhaeuser ‡	622	18,766
		748,800
Utilities — 2.4%
AES	551	9,863
Alliant Energy	208	10,358
Ameren	216	15,956
American Electric Power	413	35,530
American Water Works	167	20,427
Atmos Energy	136	16,034
CenterPoint Energy	537	15,648
CMS Energy	250	15,152
Consolidated Edison	279	26,338
Constellation Energy	248	46,113
Dominion Energy	668	34,055
DTE Energy	175	19,306
Duke Energy	618	60,725
Edison International	330	23,450
Entergy	179	19,094
Evergy	193	10,123
Eversource Energy	272	16,489
Exelon	787	29,575
FirstEnergy	424	16,256
NextEra Energy	1,654	110,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource	353	$9,835
NRG Energy	190	13,807
PG&E	1,813	31,020
Pinnacle West Capital	107	7,881
PPL	624	17,135
Public Service Enterprise Group	420	29,014
Sempra	490	35,099
Southern	878	64,533
WEC Energy Group	241	19,916
Xcel Energy	435	23,373
		802,873
TOTAL UNITED STATES		34,004,402
TOTAL COMMON STOCK (Cost $28,839,190)		34,055,896

PURCHASED OPTIONS — 0.1% (Cost $171,304)		42,591

TOTAL INVESTMENTS — 101.7% (Cost $29,010,494)		$34,098,487

WRITTEN OPTIONS— (1.8)% (Premiums Received $(578,927))		$(611,338)

Percentages are based on Net Assets of $33,535,957.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	6	$302,142	$475	05/17/24	$381
S&P 500 Index	67	33,739,123	4,755	05/17/24	42,210

Total Purchased Options		$34,041,265			$42,591

WRITTEN OPTIONS — (1.8)%
Call Options
Mini-SPX Index	(6)	$(302,142)	$500	05/17/24	$(5,658)
S&P 500 Index	(67)	(33,739,123)	5,005	05/17/24	(605,680)

Total Written Options		$(34,041,265)			$(611,338)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $34,048,819.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,055,896	$—	$—	$34,055,896
Purchased Options	42,591	—	—	42,591
Total Investments in Securities	$34,098,487	$—	$—	$34,098,487

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(611,338)	$—	$—	$(611,338)
Total Other Financial Instruments	$(611,338)	$—	$—	$(611,338)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Dow 30® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.9%
UNITED STATES — 100.9%
Communication Services — 2.6%
Verizon Communications	14,616	$577,186
Walt Disney	14,616	1,623,838
		2,201,024
Consumer Discretionary — 15.3%
Amazon.com *	14,616	2,557,800
Home Depot	14,616	4,884,959
McDonald’s	14,616	3,990,753
NIKE, Cl B	14,616	1,348,472
		12,781,984
Consumer Staples — 5.0%
Coca-Cola	14,616	902,831
Procter & Gamble	14,616	2,385,331
Walmart	14,614	867,341
		4,155,503
Energy — 2.8%
Chevron	14,616	2,357,122

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 23.4%
American Express	14,616	$3,420,582
Goldman Sachs Group	14,616	6,236,793
JPMorgan Chase	14,616	2,802,472
Travelers	14,616	3,100,931
Visa, Cl A	14,616	3,926,004
		19,486,782
Health Care — 18.1%
Amgen	14,616	4,003,907
Johnson & Johnson	14,616	2,113,327
Merck	14,616	1,888,680
UnitedHealth Group	14,616	7,069,759
		15,075,673
Industrials — 13.9%
3M	14,616	1,410,590
Boeing *	14,616	2,453,150
Caterpillar	14,616	4,890,075
Honeywell International	14,616	2,816,942
		11,570,757
Information Technology — 18.8%
Apple	14,616	2,489,543
Cisco Systems	14,616	686,660
Intel	14,616	445,350
International Business Machines	14,616	2,429,179
Microsoft	14,616	5,690,447
Salesforce	14,616	3,930,827
		15,672,006
Materials — 1.0%
Dow	14,616	831,650

TOTAL UNITED STATES		84,132,501
TOTAL COMMON STOCK (Cost $72,759,116)		84,132,501
TOTAL INVESTMENTS — 100.9% (Cost $72,759,116)		$84,132,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Dow 30® Covered Call ETF

Value
WRITTEN OPTIONS— (1.0)%
(Premiums Received $(1,320,778))	$(834,000)

Percentages are based on Net Assets of $83,344,142.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Dow Jones Industrial Average	(2,224)	$(84,102,784)	$380	05/17/24	$(834,000)

*	Non-income producing security.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,132,501	$—	$—	$84,132,501
Total Investments in Securities	$84,132,501	$—	$—	$84,132,501

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(834,000)	$—	$—	$(834,000)
Total Other Financial Instruments	$(834,000)	$—	$—	$(834,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 101.2% (A)
Vanguard Russell 2000 ETF (B)	97,296	$7,701,951
TOTAL EXCHANGE TRADED FUND (Cost $7,004,621)		7,701,951
TOTAL INVESTMENTS — 101.2% (Cost $7,004,621)		$7,701,951

WRITTEN OPTIONS— (1.4)% (Premiums Received $(96,478))		$(104,068)

Percentages are based on Net Assets of $7,608,084.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
Cboe Mini-Russell 2000 Index	(5)	$(98,695)	$195	05/17/24	$(2,703)
Russell 2000 Index	(19)	(3,750,422)	1,950	05/17/24	(101,365)

Total Written Options		$(3,849,117)			$(104,068)

(A)	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $6,912,884.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$7,701,951	$—	$—	$7,701,951
Total Investments in Securities	$7,701,951	$—	$—	$7,701,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(104,068)	$—	$—	$(104,068)
Total Other Financial Instruments	$(104,068)	$—	$—	$(104,068)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Financials Covered Call & Growth ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 54.2%
Financial Select Sector SPDR Fund (A)	34,375	$1,387,375
TOTAL EXCHANGE TRADED FUND (Cost $1,234,805)		1,387,375

COMMON STOCK — 46.8%
UNITED STATES — 46.8%
Financials — 46.8%
Aflac	115	9,620
Allstate	56	9,523
American Express	123	28,786
American International Group	152	11,447
Ameriprise Financial	22	9,059
Aon PLC, Cl A	43	12,126
Arch Capital Group *	80	7,483
Arthur J Gallagher	46	10,796
Assurant	12	2,093
Bank of America	1,488	55,071
Bank of New York Mellon	167	9,434
Berkshire Hathaway, Cl B *	393	155,915
BlackRock, Cl A	30	22,639
Blackstone	153	17,841
Brown & Brown	53	4,322
Capital One Financial	81	11,618
Cboe Global Markets	24	4,348
Charles Schwab	321	23,738
Chubb	88	21,880
Cincinnati Financial	36	4,165
Citigroup	412	25,268
Citizens Financial Group	103	3,513
CME Group, Cl A	77	16,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	29	$1,455
Corpay *	16	4,834
Discover Financial Services	53	6,717
Everest Group	9	3,298
FactSet Research Systems	8	3,335
Fidelity National Information Services	129	8,762
Fifth Third Bancorp	155	5,651
Fiserv *	129	19,694
Franklin Resources	64	1,462
Global Payments	56	6,875
Globe Life	18	1,371
Goldman Sachs Group	70	29,870
Hartford Financial Services Group	64	6,201
Huntington Bancshares	325	4,378
Intercontinental Exchange	123	15,838
Invesco	102	1,445
Jack Henry & Associates	16	2,603
JPMorgan Chase	624	119,646
KeyCorp	207	2,999
Loews	38	2,856
M&T Bank	37	5,342
MarketAxess Holdings	9	1,801
Marsh & McLennan	106	21,140
Mastercard, Cl A	177	79,862
MetLife	135	9,596
Moody’s	34	12,591
Morgan Stanley	269	24,436
MSCI, Cl A	17	7,918
Nasdaq	72	4,309
Northern Trust	43	3,543
PayPal Holdings *	233	15,825
PNC Financial Services Group	86	13,180
Principal Financial Group	46	3,641
Progressive	126	26,240
Prudential Financial	77	8,507
Raymond James Financial	42	5,124
Regions Financial	211	4,066
S&P Global	70	29,108
State Street	65	4,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	86	$3,782
T Rowe Price Group	47	5,150
Travelers	49	10,396
Truist Financial	288	10,814
US Bancorp	334	13,570
Visa, Cl A	341	91,596
W R Berkley	46	3,541
Wells Fargo	772	45,795
Willis Towers Watson PLC	22	5,525

TOTAL UNITED STATES		1,197,227
TOTAL COMMON STOCK (Cost $1,030,872)		1,197,227
TOTAL INVESTMENTS — 101.0% (Cost $2,265,677)		$2,584,602

WRITTEN OPTIONS— (1.0)% (Premiums Received $(23,543))		$(26,881)

Percentages are based on Net Assets of $2,560,257.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
The Financial Select Sector SPDR® Fund	(320)	$(1,291,520)	$40	05/17/24	$(26,881)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,291,520.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,387,375	$—	$—	$1,387,375
Common Stock	1,197,227	—	—	1,197,227
Total Investments in Securities	$2,584,602	$—	$—	$2,584,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(26,881)	$—	$—	$(26,881)
Total Other Financial Instruments	$(26,881)	$—	$—	$(26,881)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 54.6%
Health Care Select Sector SPDR Fund (A)	10,598	$1,487,218
TOTAL EXCHANGE TRADED FUND (Cost $1,424,941)		1,487,218

COMMON STOCK — 46.2%
UNITED STATES — 46.2%
Health Care — 46.2%
Abbott Laboratories	420	44,507
AbbVie	428	69,610
Agilent Technologies	71	9,730
Align Technology *	17	4,800
Amgen	130	35,612
Baxter International	122	4,925
Becton Dickinson	70	16,422
Biogen *	35	7,519
Bio-Rad Laboratories, Cl A *	5	1,349
Bio-Techne	38	2,402
Boston Scientific *	355	25,514
Bristol-Myers Squibb	491	21,575
Cardinal Health	60	6,182
Catalent *	44	2,457
Cencora	40	9,562
Centene *	129	9,425
Charles River Laboratories International *	12	2,748
Cigna Group	71	25,350
Cooper	48	4,275
CVS Health	311	21,058
Danaher	159	39,213
DaVita *	11	1,529
Dexcom *	94	11,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	147	$12,446
Elevance Health	57	30,129
Eli Lilly	193	150,752
GE HealthCare Technologies	95	7,243
Gilead Sciences	302	19,690
HCA Healthcare	48	14,871
Henry Schein *	32	2,217
Hologic *	59	4,470
Humana	30	9,063
IDEXX Laboratories *	20	9,855
Illumina *	38	4,676
Incyte *	44	2,290
Insulet *	17	2,923
Intuitive Surgical *	85	31,503
IQVIA Holdings *	44	10,198
Johnson & Johnson	583	84,296
Laboratory Corp of America Holdings	21	4,229
McKesson	32	17,191
Medtronic PLC	322	25,837
Merck	614	79,341
Mettler-Toledo International *	5	6,149
Moderna *	80	8,825
Molina Healthcare *	14	4,789
Pfizer	1,368	35,048
Quest Diagnostics	27	3,731
Regeneron Pharmaceuticals *	26	23,157
ResMed	36	7,704
Revvity	30	3,074
Solventum *	33	2,145
STERIS PLC	24	4,909
Stryker	82	27,593
Teleflex	11	2,296
Thermo Fisher Scientific	94	53,460
UnitedHealth Group	224	108,349
Universal Health Services, Cl B	15	2,556
Vertex Pharmaceuticals *	62	24,354
Viatris	291	3,367
Waters *	14	4,327
West Pharmaceutical Services	18	6,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	51	$6,134
Zoetis, Cl A	111	17,676

TOTAL UNITED STATES		1,257,037
TOTAL COMMON STOCK (Cost $1,211,337)		1,257,037
TOTAL INVESTMENTS — 100.8% (Cost $2,636,278)		$2,744,255

WRITTEN OPTIONS— (0.9)% (Premiums Received $(21,851))		$(25,530)

Percentages are based on Net Assets of $2,721,214.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
The Health Care Select Sector SPDR® Fund	(98)	$(1,375,234)	$139	05/17/24	$(25,530)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,375,234.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,487,218	$—	$—	$1,487,218
Common Stock	1,257,037	—	—	1,257,037
Total Investments in Securities	$2,744,255	$—	$—	$2,744,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(25,530)	$—	$—	$(25,530)
Total Other Financial Instruments	$(25,530)	$—	$—	$(25,530)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 55.5%
Technology Select Sector SPDR Fund (A)	18,779	$3,685,754
TOTAL EXCHANGE TRADED FUND (Cost $3,366,288)		3,685,754

COMMON STOCK — 45.3%
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	86	22,033

UNITED STATES — 45.0%
Information Technology — 45.0%
Accenture PLC, Cl A	211	63,492
Adobe *	153	70,813
Advanced Micro Devices *	546	86,476
Akamai Technologies *	47	4,744
Amphenol, Cl A	203	24,516
Analog Devices	166	33,301
ANSYS *	31	10,071
Apple	3,616	615,913
Applied Materials	281	55,821
Arista Networks *	85	21,808
Autodesk *	73	15,538
Broadcom	110	143,030
Cadence Design Systems *	93	25,634
CDW	44	10,642
Cisco Systems	1,373	64,504
Cognizant Technology Solutions, Cl A	157	10,312
Corning	253	8,445
Enphase Energy *	44	4,785
EPAM Systems *	20	4,705

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	20	$3,306
Fair Isaac *	10	11,333
First Solar *	38	6,699
Fortinet *	211	13,331
Gartner *	27	11,140
Gen Digital	175	3,525
Hewlett Packard Enterprise	423	7,191
HP	284	7,978
Intel	1,430	43,572
International Business Machines	310	51,522
Intuit	96	60,060
Jabil	42	4,929
Juniper Networks	105	3,656
Keysight Technologies *	61	9,024
KLA	46	31,707
Lam Research	44	39,354
Microchip Technology	177	16,281
Micron Technology	370	41,795
Microsoft	1,748	680,549
Monolithic Power Systems	15	10,040
Motorola Solutions	54	18,314
NetApp	67	6,848
NVIDIA	161	139,107
ON Semiconductor *	133	9,331
Oracle	537	61,084
Palo Alto Networks *	105	30,543
PTC *	41	7,275
Qorvo *	34	3,973
QUALCOMM	378	62,691
Roper Technologies	35	17,901
Salesforce	327	87,943
Seagate Technology Holdings	64	5,498
ServiceNow *	70	48,533
Skyworks Solutions	49	5,223
Super Micro Computer *	16	13,741
Synopsys *	53	28,121
TE Connectivity	105	14,855
Teledyne Technologies *	15	5,722
Teradyne	47	5,467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	307	$54,161
Trimble *	83	4,986
Tyler Technologies *	13	6,000
VeriSign *	31	5,254
Western Digital *	107	7,579
Zebra Technologies, Cl A *	19	5,977

TOTAL UNITED STATES		2,987,669
TOTAL COMMON STOCK (Cost $2,762,516)		3,009,702
TOTAL INVESTMENTS — 100.8% (Cost $6,128,804)		$6,695,456

WRITTEN OPTIONS— (0.9)% (Premiums Received $(89,599))		$(60,708)

Percentages are based on Net Assets of $6,640,748.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
The Technology Select Sector SPDR® Fund	(171)	$(3,356,217)	$197	05/17/24	$(60,708)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,964,654.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,685,754	$—	$—	$3,685,754
Common Stock	3,009,702	—	—	3,009,702
Total Investments in Securities	$6,695,456	$—	$—	$6,695,456

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(60,708)	$—	$—	$(60,708)
Total Other Financial Instruments	$(60,708)	$—	$—	$(60,708)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 102.3%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	8	$11,670

CHINA — 0.9%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	66	8,262

Information Technology — 0.5%
NXP Semiconductors	48	12,297

TOTAL CHINA		20,559
NETHERLANDS — 0.9%
Information Technology — 0.9%
ASML Holding, Cl G	24	20,939

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	101	7,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca ADR	93	$7,057

TOTAL UNITED KINGDOM		14,331
UNITED STATES — 99.4%
Communication Services — 12.0%
Alphabet, Cl A *	341	55,508
Alphabet, Cl C *	328	54,002
Charter Communications, Cl A *	21	5,375
Comcast, Cl A	620	23,628
Electronic Arts	66	8,370
Meta Platforms, Cl A	81	34,844
Netflix *	96	52,861
Sirius XM Holdings	818	2,405
Take-Two Interactive Software *	37	5,284
T-Mobile US	169	27,745
Trade Desk, Cl A *	72	5,965
Warner Bros Discovery *	434	3,194
		279,181
Consumer Discretionary — 9.1%
Airbnb, Cl A *	63	9,990
Amazon.com *	355	62,125
Booking Holdings	7	24,164
DoorDash, Cl A *	63	8,143
Lululemon Athletica *	26	9,376
Marriott International, Cl A	48	11,334
O’Reilly Automotive *	16	16,212
Ross Stores	68	8,809
Starbucks	171	15,132
Tesla *	259	47,470
		212,755
Consumer Staples — 5.1%
Costco Wholesale	57	41,205
Dollar Tree *	39	4,612
Keurig Dr Pepper	207	6,976
Kraft Heinz	68	2,625
Mondelez International, Cl A	217	15,611
Monster Beverage *	71	3,795

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	232	$40,811
Walgreens Boots Alliance	183	3,245
		118,880
Financials — 0.6%
PayPal Holdings *	219	14,874

Health Care — 5.6%
Amgen	82	22,463
Biogen *	23	4,941
Dexcom *	62	7,898
GE HealthCare Technologies	36	2,745
Gilead Sciences	198	12,910
IDEXX Laboratories *	17	8,377
Illumina *	30	3,692
Intuitive Surgical *	62	22,978
Moderna *	65	7,170
Regeneron Pharmaceuticals *	23	20,485
Vertex Pharmaceuticals *	41	16,105
		129,764
Industrials — 4.2%
Automatic Data Processing	100	24,189
Cintas	22	14,484
Copart *	213	11,568
CSX	326	10,830
Fastenal	79	5,367
Old Dominion Freight Line	48	8,722
PACCAR	75	7,958
Paychex	78	9,267
Verisk Analytics, Cl A	29	6,321
		98,706
Information Technology — 59.8%
Adobe *	108	49,986
Advanced Micro Devices *	380	60,184
ANSYS *	19	6,173
Apple	1,277	217,511
Applied Materials	212	42,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Atlassian, Cl A *	30	$5,169
Autodesk *	46	9,791
Broadcom	87	113,124
Cadence Design Systems *	72	19,845
CDW	38	9,191
Cisco Systems	995	46,745
Cognizant Technology Solutions, Cl A	112	7,356
Crowdstrike Holdings, Cl A *	46	13,457
Datadog, Cl A *	66	8,283
Fortinet *	149	9,414
GLOBALFOUNDRIES *	123	6,012
Intel	822	25,046
Intuit	58	36,286
KLA	29	19,989
Lam Research	33	29,516
Marvell Technology	185	12,193
Microchip Technology	50	4,599
Micron Technology	206	23,270
Microsoft	668	260,072
MongoDB, Cl A *	14	5,113
NVIDIA	241	208,229
ON Semiconductor *	68	4,771
Palo Alto Networks *	78	22,689
QUALCOMM	256	42,458
Roper Technologies	19	9,718
Synopsys *	36	19,101
Texas Instruments	163	28,756
Workday, Cl A *	44	10,768
Zscaler *	30	5,188
		1,392,117
Materials — 2.5%
Linde PLC	130	57,325

Real Estate — 0.3%
CoStar Group *	71	6,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
Exelon	153	$5,750

TOTAL UNITED STATES		2,315,851
TOTAL COMMON STOCK (Cost $1,964,242)		2,383,350
TOTAL INVESTMENTS — 102.3% (Cost $1,964,242)		$2,383,350

WRITTEN OPTIONS— (2.5)% (Premiums Received $(48,404))		$(57,295)
Percentages are based on Net Assets of $2,329,808.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.5)%
Call Options
Nasdaq-100	(1)	$(1,744,069)	$17,250	05/17/24	$(44,720)
Nasdaq-100® Reduced-Value Index	(1)	(348,814)	3,400	05/17/24	(12,575)

Total Written Options		$(2,092,883)			$(57,295)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,134,617.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,383,350	$—	$—	$2,383,350
Total Investments in Securities	$2,383,350	$—	$—	$2,383,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(57,295)	$—	$—	$(57,295)
Total Other Financial Instruments	$(57,295)	$—	$—	$(57,295)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 101.6%
UNITED STATES — 101.6%
Communication Services — 8.1%
Alphabet, Cl A *	250	$40,695
Alphabet, Cl C *	209	34,410
AT&T	307	5,185
Comcast, Cl A	163	6,212
Electronic Arts	10	1,268
Interpublic Group	17	517
News, Cl A	17	404
News, Cl B	1	24
Omnicom Group	7	650
Paramount Global, Cl B	25	285
Take-Two Interactive Software *	7	1,000
T-Mobile US	23	3,776
Walt Disney	76	8,444
		102,870
Consumer Discretionary — 7.5%
Aptiv PLC *	11	781
Bath & Body Works	11	500
Best Buy	6	442
BorgWarner	10	328

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	10	$358
CarMax *	8	544
Carnival *	47	697
Chipotle Mexican Grill, Cl A *	1	3,160
Deckers Outdoor *	1	819
DR Horton	13	1,852
eBay	23	1,185
Etsy *	5	343
Expedia Group *	6	808
General Motors	47	2,093
Genuine Parts	6	943
Hasbro	5	307
Hilton Worldwide Holdings	10	1,973
Home Depot	42	14,037
Las Vegas Sands	15	665
LKQ	13	561
Lowe’s	24	5,472
Lululemon Athletica *	5	1,803
Marriott International, Cl A	10	2,361
McDonald’s	30	8,191
MGM Resorts International *	12	473
Mohawk Industries *	2	231
NIKE, Cl B	50	4,613
Norwegian Cruise Line Holdings *	18	341
Pool	2	725
PulteGroup	8	891
Ralph Lauren, Cl A	2	327
Ross Stores	15	1,943
Royal Caribbean Cruises *	10	1,396
Starbucks	46	4,071
Tapestry	10	399
Tesla *	118	21,627
TJX	48	4,516
Tractor Supply	5	1,365
Ulta Beauty *	2	810
Wynn Resorts	5	458
Yum! Brands	11	1,554
		95,963

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.9%
Archer-Daniels-Midland	22	$1,290
Campbell Soup	7	320
Coca-Cola	166	10,254
Colgate-Palmolive	33	3,033
Conagra Brands	20	616
Costco Wholesale	19	13,735
Estee Lauder, Cl A	9	1,320
General Mills	22	1,550
Hershey	6	1,164
Hormel Foods	14	498
J M Smucker	5	574
Kellanova	12	694
Keurig Dr Pepper	46	1,550
Kraft Heinz	34	1,313
Kroger	27	1,495
Lamb Weston Holdings	7	583
McCormick	11	837
Molson Coors Beverage, Cl B	6	344
Mondelez International, Cl A	55	3,957
PepsiCo	59	10,379
Procter & Gamble	100	16,320
Sysco	20	1,486
Target	20	3,220
Tyson Foods, Cl A	13	788
Walgreens Boots Alliance	31	550
Walmart	182	10,802
		88,672
Energy — 4.8%
Baker Hughes, Cl A	41	1,337
Chevron	74	11,934
Devon Energy	28	1,433
Diamondback Energy	8	1,609
EQT	18	722
Exxon Mobil	169	19,988
Halliburton	36	1,349
Hess	11	1,732
Kinder Morgan	83	1,517
Marathon Petroleum	15	2,726

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Occidental Petroleum	29	$1,918
ONEOK	25	1,978
Phillips 66	18	2,578
Pioneer Natural Resources	10	2,693
Schlumberger	62	2,944
Targa Resources	10	1,141
Valero Energy	15	2,398
Williams	48	1,841
		61,838
Financials — 14.4%
Aflac	21	1,757
Allstate	11	1,871
American Express	24	5,617
American International Group	28	2,109
Ameriprise Financial	4	1,647
Aon PLC, Cl A	9	2,538
Arch Capital Group *	15	1,403
Arthur J Gallagher	9	2,112
Assurant	2	349
Bank of America	293	10,844
Bank of New York Mellon	31	1,751
BlackRock, Cl A	6	4,528
Capital One Financial	16	2,295
Cboe Global Markets	4	725
Charles Schwab	61	4,511
Chubb	17	4,227
Citigroup	82	5,029
Citizens Financial Group	22	750
CME Group, Cl A	15	3,145
Comerica	7	351
Corpay *	3	906
Discover Financial Services	11	1,394
Everest Group	2	733
FactSet Research Systems	2	834
Fidelity National Information Services	23	1,562
Fifth Third Bancorp	28	1,021
Fiserv *	26	3,969
Franklin Resources	14	320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments	12	$1,473
Globe Life	3	228
Goldman Sachs Group	14	5,974
Hartford Financial Services Group	12	1,163
Huntington Bancshares	66	889
Intercontinental Exchange	24	3,090
Invesco	18	255
Jack Henry & Associates	3	488
JPMorgan Chase	123	23,584
KeyCorp	44	637
M&T Bank	7	1,011
MarketAxess Holdings	2	400
Marsh & McLennan	21	4,188
Mastercard, Cl A	35	15,792
MetLife	26	1,848
Moody’s	7	2,592
Morgan Stanley	52	4,724
MSCI, Cl A	3	1,397
Nasdaq	16	958
Northern Trust	8	659
PayPal Holdings *	44	2,988
PNC Financial Services Group	16	2,452
Principal Financial Group	9	712
Prudential Financial	14	1,547
Raymond James Financial	8	976
Regions Financial	36	694
S&P Global	14	5,822
State Street	12	870
Synchrony Financial	19	836
T Rowe Price Group	9	986
Travelers	9	1,909
Truist Financial	52	1,953
US Bancorp	67	2,722
Visa, Cl A	67	17,997
Willis Towers Watson PLC	4	1,005
		183,117
Health Care — 13.1%
Abbott Laboratories	74	7,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	75	$12,198
Agilent Technologies	12	1,645
Amgen	22	6,027
Baxter International	23	929
Becton Dickinson	12	2,815
Biogen *	6	1,289
Bio-Rad Laboratories, Cl A *	1	270
Boston Scientific *	61	4,384
Bristol-Myers Squibb	84	3,691
Cardinal Health	10	1,030
Cencora	7	1,673
Centene *	23	1,680
Charles River Laboratories International *	2	458
Cigna Group	12	4,284
CVS Health	52	3,521
Danaher	28	6,905
DaVita *	2	278
Edwards Lifesciences *	24	2,032
Elevance Health	10	5,286
Eli Lilly	34	26,557
Gilead Sciences	51	3,325
Hologic *	11	833
Humana	5	1,510
IDEXX Laboratories *	4	1,971
Illumina *	6	738
Incyte *	9	468
Medtronic PLC	57	4,574
Merck	108	13,956
Mettler-Toledo International *	1	1,230
Moderna *	13	1,434
Pfizer	242	6,200
Quest Diagnostics	5	691
Regeneron Pharmaceuticals *	4	3,563
ResMed	7	1,498
Revvity	6	615
Stryker	15	5,048
Teleflex	2	418
UnitedHealth Group	39	18,864
Waters *	3	927

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	8	$962
Zoetis, Cl A	20	3,185
		166,804
Industrials — 8.1%
Allegion PLC	4	486
American Airlines Group *	30	405
AMETEK	10	1,747
Automatic Data Processing	17	4,112
Axon Enterprise *	3	941
Broadridge Financial Solutions	5	967
Carrier Global	33	2,029
Caterpillar	21	7,026
CH Robinson Worldwide	6	426
Cintas	4	2,633
CSX	80	2,658
Cummins	6	1,695
Dayforce *	8	491
Deere	11	4,306
Delta Air Lines	28	1,402
Dover	6	1,076
Eaton PLC	17	5,410
Emerson Electric	23	2,479
Fortive	13	979
General Electric	46	7,444
Hubbell, Cl B	2	741
IDEX	3	661
Illinois Tool Works	11	2,685
Ingersoll Rand	16	1,493
JB Hunt Transport Services	3	488
Johnson Controls International	28	1,822
Masco	10	684
Norfolk Southern	9	2,073
Otis Worldwide	17	1,550
PACCAR	22	2,334
Parker-Hannifin	6	3,269
Paychex	13	1,545
Pentair PLC	7	554
Quanta Services	6	1,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	9	$1,725
Robert Half	5	346
Rockwell Automation	5	1,355
Stanley Black & Decker	6	548
Trane Technologies PLC	9	2,856
Uber Technologies *	88	5,832
Union Pacific	25	5,929
United Parcel Service, Cl B	29	4,277
United Rentals	3	2,004
Verisk Analytics, Cl A	6	1,308
Waste Management	15	3,120
Westinghouse Air Brake Technologies	7	1,128
WW Grainger	2	1,843
Xylem	10	1,307
		103,740
Information Technology — 32.6%
Accenture PLC, Cl A	27	8,125
Adobe *	19	8,794
Advanced Micro Devices *	69	10,928
Akamai Technologies *	7	706
Apple	615	104,753
Applied Materials	36	7,151
Autodesk *	9	1,916
Cisco Systems	173	8,128
Hewlett Packard Enterprise	55	935
HP	39	1,095
Intel	181	5,515
International Business Machines	39	6,482
KLA	6	4,136
Lam Research	6	5,366
Micron Technology	46	5,196
Microsoft	315	122,639
NVIDIA	105	90,722
ON Semiconductor *	17	1,193
QUALCOMM	48	7,961
Salesforce	41	11,027
TE Connectivity	13	1,839

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Western Digital *	15	$1,062
		415,669
Materials — 2.6%
Air Products & Chemicals	9	2,127
Albemarle	5	602
Amcor PLC	65	581
Avery Dennison	4	869
Ball	12	835
CF Industries Holdings	6	474
Corteva	27	1,461
Dow	29	1,650
Ecolab	11	2,488
FMC	5	295
Freeport-McMoRan	62	3,096
International Flavors & Fragrances	10	846
Linde PLC	21	9,260
LyondellBasell Industries, Cl A	10	1,000
Mosaic	15	471
Newmont	48	1,951
PPG Industries	10	1,290
Sherwin-Williams	10	2,996
Westrock	11	528
		32,820
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	6	695
American Tower ‡	19	3,260
AvalonBay Communities ‡	6	1,137
Boston Properties ‡	5	310
CBRE Group, Cl A *	12	1,043
CoStar Group *	18	1,648
Digital Realty Trust ‡	12	1,665
Equinix ‡	4	2,845
Equity Residential ‡	14	902
Extra Space Storage ‡	8	1,074
Federal Realty Investment Trust ‡	2	208
Healthpeak Properties ‡	24	447
Host Hotels & Resorts ‡	30	566

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Iron Mountain ‡	12	$930
Kimco Realty ‡	27	503
ProLogis ‡	40	4,082
Public Storage ‡	7	1,816
Regency Centers ‡	7	415
SBA Communications, Cl A ‡	5	931
UDR ‡	15	571
Ventas ‡	19	841
Welltower ‡	23	2,191
Weyerhaeuser ‡	32	965
		29,045
Utilities — 1.2%
American Water Works	7	856
Consolidated Edison	15	1,416
Edison International	16	1,137
Entergy	8	853
Eversource Energy	15	909
Exelon	39	1,466
NextEra Energy	85	5,692
Public Service Enterprise Group	21	1,451
Sempra	25	1,791
		15,571
TOTAL UNITED STATES		1,296,109
TOTAL COMMON STOCK (Cost $1,144,397)		1,296,109
TOTAL INVESTMENTS — 101.6% (Cost $1,144,397)		$1,296,109

WRITTEN OPTIONS— (1.6)% (Premiums Received $(15,675))		$(20,160)

Percentages are based on Net Assets of $1,275,953.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
Call Options
S&P 500 ESG Index	(28)	$(1,250,676)	$445	05/17/24	$(20,160)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,266,169.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,296,109	$—	$—	$1,296,109
Total Investments in Securities	$1,296,109	$—	$—	$1,296,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(20,160)	$—	$—	$(20,160)
Total Other Financial Instruments	$(20,160)	$—	$—	$(20,160)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.5%
UNITED STATES — 100.5%
Communication Services — 2.6%
Verizon Communications	467	$18,442
Walt Disney	467	51,883
		70,325
Consumer Discretionary — 15.3%
Amazon.com *	467	81,725
Home Depot	467	156,081
McDonald’s	467	127,510
NIKE, Cl B	467	43,085
		408,401
Consumer Staples — 5.0%
Coca-Cola	467	28,847
Procter & Gamble	467	76,214
Walmart	467	27,716
		132,777
Energy — 2.8%
Chevron	467	75,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — 23.3%
American Express	467	$109,292
Goldman Sachs Group	467	199,273
JPMorgan Chase	467	89,543
Travelers	467	99,079
Visa, Cl A	467	125,441
		622,628
Health Care — 18.0%
Amgen	467	127,930
Johnson & Johnson	467	67,523
Merck	467	60,346
UnitedHealth Group	467	225,888
		481,687
Industrials — 13.8%
3M	467	45,070
Boeing *	467	78,382
Caterpillar	467	156,244
Honeywell International	467	90,005
		369,701
Information Technology — 18.7%
Apple	467	79,544
Cisco Systems	467	21,940
Intel	467	14,230
International Business Machines	467	77,615
Microsoft	467	181,817
Salesforce	467	125,595
		500,741
Materials — 1.0%
Dow	467	26,572

TOTAL UNITED STATES		2,688,145
TOTAL COMMON STOCK (Cost $2,522,370)		2,688,145
TOTAL INVESTMENTS — 100.5% (Cost $2,522,370)		$2,688,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.5)% (Premiums Received $(20,789))	$(13,125)
Percentages are based on Net Assets of $2,675,732.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Dow Jones Industrial Average	(35)	$(1,323,560)	$380	05/17/24	$(13,125)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,567,293.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,688,145	$—	$—	$2,688,145
Total Investments in Securities	$2,688,145	$—	$—	$2,688,145

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(13,125)	$—	$—	$(13,125)
Total Other Financial Instruments	$(13,125)	$—	$—	$(13,125)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND(A) — 103.6%
iShares Core MSCI Emerging Markets ETF (A)	39,300	$2,029,845

TOTAL EXCHANGE TRADED FUND (Cost $1,926,482)		2,029,845
TOTAL INVESTMENTS — 103.6% (Cost $1,926,482)		$2,029,845

WRITTEN OPTIONS— (4.0)% (Premiums Received $(47,293))		$(77,561)
Percentages are based on Net Assets of $1,958,457.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.0)%
Call Options
iShares Core MSCI Emerging Markets ETF	(392)	$(2,024,680)	$50	05/17/24	$(77,561)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,024,680.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,029,845	$—	$—	$2,029,845
Total Investments in Securities	$2,029,845	$—	$—	$2,029,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(77,561)	$—	$—	$(77,561)
Total Other Financial Instruments	$(77,561)	$—	$—	$(77,561)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Assets:
Cost of Investments	$2,241,081,989	$5,696,253,281	$1,320,105,460	$94,190,014
Cost of Affiliated Investments	—	—	1,862,055	—
Investments, at Value	$2,835,215,498	$8,149,639,128	$1,423,098,971	$115,775,670
Affiliated Investments, at Value	—	—	1,996,964	—
Cash	3,184,935	10,086,164	2,411,828	154,490
Dividend, Interest, and Securities Lending Income Receivable	1,683,370	578,669	347,903	8,200
Reclaim Receivable	23,354	—	7,635	—
Receivable for Capital Shares Sold	—	11,299,181	2,445,240	—
Receivable for Investment Securities Sold	—	268,797	64,024	—
Total Assets	2,840,107,157	8,171,871,939	1,430,372,565	115,938,360
Liabilities:
Options Written at Value (Premiums received $48,030,031, $170,088,337, $35,752,274 and $1,205,140, respectively)	50,895,200	208,931,840	38,460,015	1,475,760
Payable due to Investment Adviser	1,393,621	3,963,808	665,370	40,698
Payable for Investment Securities Purchased	—	11,479,424	2,513,726	—
Total Liabilities	52,288,821	224,375,072	41,639,111	1,516,458
Net Assets	$2,787,818,336	$7,947,496,867	$1,388,733,454	$114,421,902
Net Assets Consist of:
Paid-in Capital	$2,777,887,654	$8,053,804,661	$1,659,384,614	$105,247,664
Total Distributable Earnings (Accumulated Losses)	9,930,682	(106,307,794)	(270,651,160)	9,174,238
Net Assets	$2,787,818,336	$7,947,496,867	$1,388,733,454	$114,421,902
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	69,940,000	457,190,000	85,190,000	3,890,000
Net Asset Value, Offering and Redemption Price Per Share	$39.86	$17.38	$16.30	$29.41

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Assets:
Cost of Investments	$61,036,298	$11,314,429	$29,010,494	$72,759,116
Investments, at Value	$67,624,513	$13,423,802	$34,098,487	$84,132,501
Cash	47,309	24,084	44,962	36,336
Dividend, Interest, and Securities Lending Income Receivable	40,865	933	20,288	52,731
Reclaim Receivable	509	—	159	—
Receivable for Capital Shares Sold	—	—	—	442,144
Receivable for Investment Securities Sold	—	—	—	4,454
Total Assets	67,713,196	13,448,819	34,163,896	84,668,166
Liabilities:
Options Written at Value (Premiums received $569,017, $301,018, $578,927 and $1,320,778, respectively)	605,680	368,920	611,338	834,000
Payable due to Investment Adviser	24,653	6,389	16,601	41,040
Payable for Investment Securities Purchased	—	—	—	448,984
Total Liabilities	630,333	375,309	627,939	1,324,024
Net Assets	$67,082,863	$13,073,510	$33,535,957	$83,344,142
Net Assets Consist of:
Paid-in Capital	$61,969,185	$15,317,445	$37,045,469	$78,961,739
Total Distributable Earnings (Accumulated Losses)	5,113,678	(2,243,935)	(3,509,512)	4,382,403
Net Assets	$67,082,863	$13,073,510	$33,535,957	$83,344,142
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,290,000	780,000	1,790,000	3,770,000
Net Asset Value, Offering and Redemption Price Per Share	$29.29	$16.76	$18.74	$22.11

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Assets:
Cost of Investments	$7,004,621	$2,265,677	$2,636,278	$6,128,804
Investments, at Value	$7,701,951	$2,584,602	$2,744,255	$6,695,456
Cash	12,326	2,780	2,265	8,985
Receivable for Investment Securities Sold	—	—	—	1,218,945
Dividend, Interest, and Securities Lending Income Receivable	—	908	1,452	249
Reclaim Receivable	—	6	—	62
Total Assets	7,714,277	2,588,296	2,747,972	7,923,697
Liabilities:
Options Written at Value (Premiums received $96,478, $23,543, $21,851 and $89,599, respectively)	104,068	26,881	25,530	60,708
Payable due to Investment Adviser	2,125	1,158	1,228	3,606
Payable for Investment Securities Purchased	—	—	—	11,192
Payable for Capital Shares Redeemed	—	—	—	1,207,443
Total Liabilities	106,193	28,039	26,758	1,282,949
Net Assets	$7,608,084	$2,560,257	$2,721,214	$6,640,748
Net Assets Consist of:
Paid-in Capital	$6,991,610	$2,445,667	$2,767,218	$6,302,665
Total Distributable Earnings (Accumulated Losses)	616,474	114,590	(46,004)	338,083
Net Assets	$7,608,084	$2,560,257	$2,721,214	$6,640,748
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	310,000	100,000	110,000	220,000
Net Asset Value, Offering and Redemption Price Per Share	$24.54	$25.60	$24.74	$30.19

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X NASDAQ 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MSCI Emerging Markets Covered Call ETF
Assets:
Cost of Investments	$1,964,242	$1,144,397	$2,522,370	$1,926,482
Investments, at Value	$2,383,350	$1,296,109	$2,688,145	$2,029,845
Cash	4,774	941	—	6,902
Dividend, Interest, and Securities Lending Income Receivable	147	851	1,706	—
Receivable for Investment Securities Sold	—	160,276	—	—
Total Assets	2,388,271	1,458,177	2,689,851	2,036,747
Liabilities:
Options Written at Value (Premiums received $48,404, $15,675, $20,789 and $47,293, respectively)	57,295	20,160	13,125	77,561
Payable due to Investment Adviser	1,168	634	966	729
Payable for Investment Securities Purchased	—	161,430	—	—
Due to Custodian	—	—	28	—
Total Liabilities	58,463	182,224	14,119	78,290
Net Assets	$2,329,808	$1,275,953	$2,675,732	$1,958,457
Net Assets Consist of:
Paid-in Capital	$2,175,798	$1,114,957	$2,567,169	$1,996,779
Total Distributable Earnings (Accumulated Losses)	154,010	160,996	108,563	(38,322)
Net Assets	$2,329,808	$1,275,953	$2,675,732	$1,958,457
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	90,000	50,000	100,000	80,000
Net Asset Value, Offering and Redemption Price Per Share	$25.89	$25.52	$26.76	$24.48

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Investment Income:
Dividend Income	$21,729,948	$39,696,573	$9,257,318	$551,063
Interest Income	190,726	740,633	123,077	7,053
Less: Foreign Taxes Withheld	4,861	(88,458)	(12,999)	(1,249)
Total Investment Income	21,925,535	40,348,748	9,367,396	556,867
Expenses:
Supervision and Administration Fees(1)	8,384,240	23,580,117	4,220,305	316,378
Custodian Fees(2)	8,264	1,684	18,667	25
Total Expenses	8,392,504	23,581,801	4,238,972	316,403
Waiver of Supervision and Administration Fees	–	–	(171,109)	–
Net Expenses	8,392,504	23,581,801	4,067,863	316,403
Net Investment Income	13,533,031	16,766,947	5,299,533	240,464
Net Realized Gain (Loss) on:
Investments(3)	59,660,523	306,018,613	21,608,481	3,204,483
Written Options	(251,792,963)	(563,734,264)	(139,179,246)	(3,797,458)
Net Realized Gain (Loss)	(192,132,440)	(257,715,651)	(117,570,765)	(592,975)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	467,093,625	1,211,817,685	243,083,967	17,680,804
Affiliated Investments	—	—	(120,679)	—
Written Options	(38,815,183)	(156,928,662)	(27,322,566)	(1,048,324)
Net Change in Unrealized Appreciation (Depreciation)	428,278,442	1,054,889,023	215,640,722	16,632,480
Net Realized and Unrealized Gain (Loss)	236,146,002	797,173,372	98,069,957	16,039,505
Net Increase in Net Assets Resulting from Operations	$249,679,033	$813,940,319	$103,369,490	$16,279,969

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Investment Income:
Dividend Income	$500,383	$60,488	$232,990	$861,428
Interest Income	2,370	1,082	2,635	—
Less: Foreign Taxes Withheld	(177)	(138)	(58)	—
Total Investment Income	502,576	61,432	235,567	861,428
Expenses:
Supervision and Administration Fees(1)	186,638	36,150	90,902	249,254
Custodian Fees(2)	80	388	345	40
Total Expenses	186,718	36,538	91,247	249,294
Net Investment Income	315,858	24,894	144,320	612,134
Net Realized Gain (Loss) on:
Investments(3)	1,559,066	109,169	(828)	1,339,156
Purchased Options	—	(379,508)	(541,857)	—
Written Options	(2,786,469)	(862,687)	(2,475,144)	(5,287,852)
Net Realized Gain (Loss)	(1,227,403)	(1,133,026)	(3,017,829)	(3,948,696)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,211,310	2,163,188	5,274,893	10,015,092
Purchased Options	—	(40,951)	(51,559)	—
Written Options	(426,067)	(246,256)	(374,762)	621,076
Net Change in Unrealized Appreciation (Depreciation)	9,785,243	1,875,981	4,848,572	10,636,168
Net Realized and Unrealized Gain (Loss)	8,557,840	742,955	1,830,743	6,687,472
Net Increase in Net Assets Resulting from Operations	$8,873,698	$767,849	$1,975,063	$7,299,606

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Investment Income:
Dividend Income	$73,553	$22,256	$22,779	$18,614
Interest Income	707	129	232	621
Less: Foreign Taxes Withheld	—	—	—	(18)
Total Investment Income	74,260	22,385	23,011	19,217
Expenses:
Supervision and Administration Fees(1)	26,222	7,435	8,194	15,242
Custodian Fees(2)	12	—	—	—
Total Expenses	26,234	7,435	8,194	15,242
Waiver of Supervision and Administration Fees	(4,607)	(667)	(752)	(1,397)
Net Expenses	21,627	6,768	7,442	13,845
Net Investment Income	52,633	15,617	15,569	5,372
Net Realized Gain (Loss) on:
Investments(3)	837,414	57,972	3,521	465,002
Written Options	(571,110)	(146,643)	(51,629)	(123,829)
Net Realized Gain (Loss)	266,304	(88,671)	(48,108)	341,173
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	992,760	481,764	321,335	22,742
Written Options	(48,087)	(21,822)	(21,907)	(1,156)
Foreign Currency Translations	(1)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	944,672	459,942	299,428	21,586
Net Realized and Unrealized Gain (Loss)	1,210,976	371,271	251,320	362,759
Net Increase in Net Assets Resulting from Operations	$1,263,609	$386,888	$266,889	$368,131

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X NASDAQ 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF	Global X MSCI Emerging Markets Covered Call ETF (1)
Investment Income:
Dividend Income	$11,368	$14,143	$27,114	$24,495
Interest Income	228	121	115	136
Less: Foreign Taxes Withheld	(35)	(5)	—	—
Total Investment Income	11,561	14,259	27,229	24,631
Expenses:
Supervision and Administration Fees(2)	7,583	5,707	7,581	4,520
Custodian Fees(3)	38	27	9	—
Total Expenses	7,621	5,734	7,590	4,520
Waiver of Supervision and Administration Fees	–	–	–	(691)
Net Expenses	7,621	5,734	7,590	3,829
Net Investment Income	3,940	8,525	19,639	20,802
Net Realized Gain (Loss) on:
Investments(4)	234,234	296,636	5,922	3,476
Written Options	(224,806)	(176,102)	(79,415)	(44,907)
Net Realized Gain (Loss)	9,428	120,534	(73,493)	(41,431)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	299,821	122,515	340,452	103,363
Written Options	(41,594)	(27,542)	9,508	(30,268)
Net Change in Unrealized Appreciation (Depreciation)	258,227	94,973	349,960	73,095
Net Realized and Unrealized Gain (Loss)	267,655	215,507	276,467	31,664
Net Increase in Net Assets Resulting from Operations	$271,595	$224,032	$296,106	$52,466

(1)	The Fund commenced operations on November 7, 2023.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$13,533,031	$27,392,869	$16,766,947	$22,396,738
Net Realized Gain (Loss)	(192,132,440)	(233,680,467)	(257,715,651)	(991,313,251)
Net Change in Unrealized Appreciation (Depreciation)	428,278,442	340,702,585	1,054,889,023	1,973,695,038
Net Increase in Net Assets Resulting from Operations	249,679,033	134,414,987	813,940,319	1,004,778,525
Distributions:	(129,191,120)	(8,585,958)	(465,618,470)	—
Return of Capital:	—	(269,122,735)	—	(875,982,507)
Capital Share Transactions:
Issued	53,905,890	1,162,324,728	302,054,743	1,525,390,555
Redeemed	(191,781,295)	(148,370,274)	(224,093,124)	(530,621,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	(137,875,405)	1,013,954,454	77,961,619	994,769,071
Total Increase (Decrease) in Net Assets	(17,387,492)	870,660,748	426,283,468	1,123,565,089
Net Assets:
Beginning of Year/Period	2,805,205,828	1,934,545,080	7,521,213,399	6,397,648,310
End of Year/Period	$2,787,818,336	$2,805,205,828	$7,947,496,867	$7,521,213,399
Share Transactions:
Issued	1,340,000	28,790,000	17,110,000	88,410,000
Redeemed	(4,880,000)	(3,670,000)	(12,930,000)	(31,540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,540,000)	25,120,000	4,180,000	56,870,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Nasdaq 100® Covered Call & Growth ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$5,299,533	$15,090,879	$240,464	$216,859
Net Realized Gain (Loss)	(117,570,765)	(69,751,640)	(592,975)	(7,451,747)
Net Change in Unrealized Appreciation (Depreciation)	215,640,722	(56,574,026)	16,632,480	20,210,906
Net Increase (Decrease) in Net Assets Resulting from Operations	103,369,490	(111,234,787)	16,279,969	12,976,018
Distributions:	(84,604,511)	(2,455,329)	(3,308,010)	—
Return of Capital:	—	(170,194,451)	—	(4,776,529)
Capital Share Transactions:
Issued	92,254,414	488,673,691	10,467,783	38,046,832
Redeemed	(128,323,684)	(140,992,543)	(11,196,527)	(5,172,322)
Increase (Decrease) in Net Assets from Capital Share Transactions	(36,069,270)	347,681,148	(728,744)	32,874,510
Total Increase (Decrease) in Net Assets	(17,304,291)	63,796,581	12,243,215	41,073,999
Net Assets:
Beginning of Year/Period	1,406,037,745	1,342,241,164	102,178,687	61,104,688
End of Year/Period	$1,388,733,454	$1,406,037,745	$114,421,902	$102,178,687
Share Transactions:
Issued	5,590,000	26,620,000	360,000	1,430,000
Redeemed	(7,730,000)	(7,940,000)	(390,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,140,000)	18,680,000	(30,000)	1,240,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call & Growth ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$315,858	$562,614	$24,894	$29,997
Net Realized Gain (Loss)	(1,227,403)	108,169	(1,133,026)	(3,412,973)
Net Change in Unrealized Appreciation (Depreciation)	9,785,243	2,932,803	1,875,981	3,554,002
Net Increase in Net Assets Resulting from Operations	8,873,698	3,603,586	767,849	171,026
Distributions:	(1,492,498)	(376,487)	(726,311)	—
Return of Capital:	—	(2,498,448)	—	(1,196,718)
Capital Share Transactions:
Issued	8,091,024	37,732,859	2,069,101	4,456,197
Redeemed	(9,395,695)	(18,965,715)	(849,701)	(2,337,483)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,304,671)	18,767,144	1,219,400	2,118,714
Total Increase in Net Assets	6,076,529	19,495,795	1,260,938	1,093,022
Net Assets:
Beginning of Year/Period	61,006,334	41,510,539	11,812,572	10,719,550
End of Year/Period	$67,082,863	$61,006,334	$13,073,510	$11,812,572
Share Transactions:
Issued	280,000	1,400,000	120,000	250,000
Redeemed	(330,000)	(690,000)	(50,000)	(130,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	710,000	70,000	120,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X Dow 30® Covered Call ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$144,320	$281,161	$612,134	$1,105,670
Net Realized Gain (Loss)	(3,017,829)	(4,960,159)	(3,948,696)	(922,155)
Net Change in Unrealized Appreciation (Depreciation)	4,848,572	4,368,747	10,636,168	1,596,622
Net Increase (Decrease) in Net Assets Resulting from Operations	1,975,063	(310,251)	7,299,606	1,780,137
Distributions:	(1,833,274)	(41,006)	(2,622,919)	(609,561)
Return of Capital:	—	(3,063,982)	—	(4,969,158)
Capital Share Transactions:
Issued	7,432,208	8,369,780	4,846,526	40,828,893
Redeemed	(1,135,851)	(2,490,395)	(5,126,222)	(11,067,750)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,296,357	5,879,385	(279,696)	29,761,143
Total Increase in Net Assets	6,438,146	2,464,146	4,396,991	25,962,561
Net Assets:
Beginning of Year/Period	27,097,811	24,633,665	78,947,151	52,984,590
End of Year/Period	$33,535,957	$27,097,811	$83,344,142	$78,947,151
Share Transactions:
Issued	390,000	410,000	220,000	1,870,000
Redeemed	(60,000)	(120,000)	(230,000)	(510,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	330,000	290,000	(10,000)	1,360,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF		Global X Financials Covered Call & Growth ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$52,633	$35,277	$15,617	$34,690
Net Realized Gain (Loss)	266,304	(20,374)	(88,671)	(21,236)
Net Change in Unrealized Appreciation (Depreciation)	944,672	(309,458)	459,942	(144,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,263,609	(294,555)	386,888	(130,901)
Distributions:	(317,304)	(103,467)	(56,410)	(84,987)
Return of Capital:	—	(152,549)	—	(42,333)
Capital Share Transactions:
Issued	4,734,879	6,907,493	252,735	2,488,000
Redeemed	(6,352,511)	(735,702)	(252,735)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,617,632)	6,171,791	—	2,488,000
Total Increase (Decrease) in Net Assets	(671,327)	5,621,220	330,478	2,229,779
Net Assets:
Beginning of Year/Period	8,279,411	2,658,191	2,229,779	—
End of Year/Period	$7,608,084	$8,279,411	$2,560,257	$2,229,779
Share Transactions:
Issued	200,000	300,000	10,000	100,000
Redeemed	(260,000)	(30,000)	(10,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	270,000	—	100,000

(1)	The Fund commenced operations on November 21, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health Care Covered Call & Growth ETF		Global X Information Technology Covered Call & Growth ETF
	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$15,569	$28,309	$5,372	$11,876
Net Realized Gain (Loss)	(48,108)	110,750	341,173	(36,039)
Net Change in Unrealized Appreciation (Depreciation)	299,428	(195,130)	21,586	573,957
Net Increase (Decrease) in Net Assets Resulting from Operations	266,889	(56,071)	368,131	549,794
Distributions:	(122,316)	(122,360)	(413,621)	(166,221)
Capital Share Transactions:
Issued	—	3,251,236	4,430,280	3,079,828
Redeemed	—	(496,164)	(1,207,443)	—
Increase in Net Assets from Capital Share Transactions	—	2,755,072	3,222,837	3,079,828
Total Increase in Net Assets	144,573	2,576,641	3,177,347	3,463,401
Net Assets:
Beginning of Year/Period	2,576,641	—	3,463,401	—
End of Year/Period	$2,721,214	$2,576,641	$6,640,748	$3,463,401
Share Transactions:
Issued	—	130,000	140,000	120,000
Redeemed	—	(20,000)	(40,000)	—
Net Increase in Shares Outstanding from Share Transactions	—	110,000	100,000	120,000

(1)	The Fund commenced operations on November 21, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100 ESG Covered Call ETF		Global X S&P 500 ESG Covered Call ETF
	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$3,940	$3,724	$8,525	$17,271
Net Realized Gain (Loss)	9,428	81,924	120,534	(24,567)
Net Change in Unrealized Appreciation (Depreciation)	258,227	151,990	94,973	52,254
Net Increase in Net Assets Resulting from Operations	271,595	237,638	224,032	44,958
Distributions:	(149,083)	(206,140)	(63,034)	(44,960)
Return of Capital:	—	—	—	(86,314)
Capital Share Transactions:
Issued	261,278	3,683,183	—	3,427,824
Redeemed	(531,480)	(1,237,183)	(1,263,730)	(962,823)
Increase (Decrease) in Net Assets from Capital Share Transactions	(270,202)	2,446,000	(1,263,730)	2,465,001
Total Increase (Decrease) in Net Assets	(147,690)	2,477,498	(1,102,732)	2,378,685
Net Assets:
Beginning of Year/Period	2,477,498	—	2,378,685	—
End of Year/Period	$2,329,808	$2,477,498	$1,275,953	$2,378,685
Share Transactions:
Issued	10,000	150,000	—	140,000
Redeemed	(20,000)	(50,000)	(50,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	100,000	(50,000)	100,000

(1)	The Fund commenced operations on February 21, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call & Growth ETF		Global X MSCI Emerging Markets Covered Call ETF
	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)	Period Ended April 30, 2024(2) (Unaudited)
Operations:
Net Investment Income	$19,639	$9,566	$20,802
Net Realized Gain (Loss)	(73,493)	29,838	(41,431)
Net Change in Unrealized Appreciation (Depreciation)	349,960	(176,521)	73,095
Net Increase (Decrease) in Net Assets Resulting from Operations	296,106	(137,117)	52,466
Distributions:	(40,860)	(9,566)	(90,788)
Return of Capital:	—	(13,830)	—
Capital Share Transactions:
Issued	—	2,580,999	3,242,858
Redeemed	—	—	(1,246,079)
Increase in Net Assets from Capital Share Transactions	—	2,580,999	1,996,779
Total Increase in Net Assets	255,246	2,420,486	1,958,457
Net Assets:
Beginning of Period	2,420,486	—	—
End of Period	$2,675,732	$2,420,486	$1,958,457
Share Transactions:
Issued	—	100,000	130,000
Redeemed	—	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,000	80,000

(1)	The Fund commenced operations on July 25, 2023.
(2)	The Fund commenced operations on November 7, 2023.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF (1)
2024 (Unaudited)	38.18	0.19	3.32	3.51	(1.83)	—	—
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
Global X NASDAQ 100® Covered Call ETF (1)
2024 (Unaudited)	16.60	0.04	1.77	1.81	(1.03)	—	—
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
Global X Russell 2000 Covered Call ETF
2024 (Unaudited)	16.10	0.06	1.13	1.19	(0.99)	—	—
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(6)	25.00	0.09	1.37	1.46	(1.22)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.
(2)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.
(3)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.
(4)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60%, 0.60%, 0.60%, 0.68% and 0.97% for the year ended October 31, 2023 to the year ended October 31, 2019, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.83)	39.86	9.32	2,787,818	0.60	†	0.97	†	1.62
(4.38)	38.18	6.45	2,805,206	0.60		1.07		7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00		15.60
(4.61)	50.37	30.67	669,855	0.60		0.80		4.84
(3.33)	42.45	(7.42)	103,992	0.71	(2)	1.22		7.29
(3.03)	49.39	8.40	133,353	0.87	(2)	1.16		3.92

(1.03)	17.38	11.07	7,947,497	0.60	†	0.43	†	13.02
(2.04)	16.60	15.91	7,521,213	0.61		0.31		38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25		31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99
(2.45)	20.65	0.21	1,325,642	0.67	(3)	0.27		27.87
(2.36)	23.10	9.39	768,036	0.85	(3)	0.26		11.82

(0.99)	16.30	7.52	1,388,733	0.58	†	0.75	†	7.15
(2.17)	16.10	(7.18)	1,406,038	0.57	(4)	1.04		19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(4)(5)	0.86		186.48
(2.90)	25.18	38.82	554,446	0.50	(4)	0.53		8.94
(2.40)	20.45	(9.18)	21,475	0.56	(4)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(4)	0.68	†	5.82

(5)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.
(6)	The Fund commenced operations on April 17, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Nasdaq 100® Covered Call & Growth ETF
2024 (Unaudited)	26.07	0.06	4.16	4.22	(0.88)	—	—
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(2)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2024 (Unaudited)	26.07	0.14	3.74	3.88	(0.66)	—	—
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(2)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)
Global X NASDAQ 100® Risk Managed Income ETF
2024 (Unaudited)	16.64	0.04	1.11	1.15	(1.03)	—	—
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(4)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(2)	The Fund commenced operations on September 18, 2020.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60% and 0.61%.
(4)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.88)	29.41	16.23	114,422	0.57	†	0.43	†	10.43
(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(1)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(0.66)	29.29	14.95	67,083	0.57	†	0.97	†	1.25
(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

(1.03)	16.76	6.96	13,074	0.61	†	0.41	†	6.35
(2.16)	16.64	3.42	11,813	0.61	(3)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(3)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Risk Managed Income ETF
2024 (Unaudited)	18.56	0.09	1.23	1.32	(1.14)	—	—
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X Dow 30® Covered Call ETF
2024 (Unaudited)	20.89	0.16	1.75	1.91	(0.69)	—	—
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(3)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Russell 2000 Covered Call & Growth ETF
2024 (Unaudited)	22.38	0.14	2.88	3.02	(0.86)	—	—
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(6)	25.90	(0.01)	0.82	0.81	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on February 23, 2022.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(5)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2023 and the year ended October 31, 2022, respectively.
(6)	The Fund commenced operations on October 4, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.14)	18.74	7.22	33,536	0.60	†	0.95	†	1.01
(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

(0.69)	22.11	9.21	83,344	0.60	†	1.47	†	4.89
(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(4)	1.42	†	8.82

(0.86)	24.54	3.05	7,608	0.48	†	1.16	†	13.54
(2.17)	22.38	(8.16)	8,279	0.50	(5)	1.11		5.48
(0.13)	26.58	3.14	2,658	0.50	†(5)	(0.50	)†	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Financials Covered Call & Growth ETF
2024 (Unaudited)	22.30	0.16	3.70	3.86	(0.56)	—	—
2023(1)	24.88	0.35	(1.66)	(1.31)	(0.85)	—	(0.42)
Global X Health Care Covered Call & Growth ETF
2024 (Unaudited)	23.42	0.14	2.29	2.43	(0.52)	(0.59)	—
2023(1)	25.06	0.27	(0.75)	(0.48)	(1.16)	—	—
Global X Information Technology Covered Call & Growth ETF
2024 (Unaudited)	28.86	0.03	4.21	4.24	(1.96)	(0.95)	—
2023(1)	24.74	0.11	5.55	5.66	(1.54)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 21, 2022.
(2)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.56)	25.60	17.41	2,560	0.55	†	1.26	†	1.44
(1.27)	22.30	(5.40)	2,230	0.54	†(2)	1.55	†	16.45

(1.11)	24.74	10.46	2,721	0.55	†	1.14	†	1.42
(1.16)	23.42	(2.05)	2,577	0.55	†(2)	1.16	†	6.85

(2.91)	30.19	14.84	6,641	0.55	†	0.21	†	4.11
(1.54)	28.86	23.27	3,463	0.55	†(2)	0.42	†	13.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100 ESG Covered Call ETF
2024 (Unaudited)	24.77	0.04	2.61	2.65	(1.22)	(0.31)	—
2023(1)	24.46	0.04	2.33	2.37	(2.06)	—	—
Global X S&P 500 ESG Covered Call ETF
2024 (Unaudited)	23.79	0.11	2.46	2.57	(0.84)	—	—
2023(1)	24.65	0.17	0.28	0.45	(0.45)	—	(0.86)
Global X Dow 30® Covered Call & Growth ETF
2024 (Unaudited)	24.20	0.20	2.77	2.97	(0.41)	—	—
2023(2)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on February 21, 2023.
(2)	The Fund commenced operations on July 25, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.53)	25.89	10.85	2,330	0.60	†	0.31	†	12.67
(2.06)	24.77	9.67	2,478	0.61	†	0.21	†	11.82

(0.84)	25.52	10.89	1,276	0.60	†	0.90	†	10.27
(1.31)	23.79	1.79	2,379	0.60	†	1.00	†	13.87

(0.41)	26.76	12.28	2,676	0.57	†	1.48	†	4.57
(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Emerging Markets Covered Call ETF
2024 (Unaudited)(1)	25.01	0.33	0.53	0.86	(1.39)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 7, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.39)	24.48	3.57	1,958	0.51	†	2.76	†	3.17

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2024, the Trust had ninety-seven portfolios, ninety-one of which were operational. The financial statements herein and the related notes pertain to the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100 ESG Covered Call ETF, Global X S&P 500 ESG Covered Call ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MSCI Emerging Markets Covered Call ETF (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF and Global X S&P 500® Risk Managed Income ETF) has elected non-diversified status under the 1940 Act

Global X Financials Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Health Care Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Information Technology Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Nasdaq 100 ESG Covered Call ETF commenced operations on February 21, 2023.

Global X S&P 500 ESG Covered Call ETF commenced operations on February 21, 2023.

Global X Dow 30® Covered Call & Growth ETF commenced operations on July 25, 2023.

Global X MSCI Emerging Markets Covered Call ETF commenced operations on November 7, 2023.

On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

1. ORGANIZATION (continued)

Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2024	Redemption Fee
Global X S&P 500® Covered Call ETF	10,000	$1,700	$398,600	$1,700
Global X NASDAQ 100® Covered Call ETF	10,000	300	173,800	300
Global X Russell 2000 Covered Call ETF	10,000	250	163,000	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	250	294,100	250
Global X S&P 500® Covered Call & Growth ETF	10,000	800	292,900	800
Global X NASDAQ 100® Risk Managed Income ETF	10,000	250	167,600	250
Global X S&P 500® Risk Managed Income ETF	10,000	800	187,400	800
Global X Dow 30® Covered Call ETF	10,000	250	221,100	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	245,400	250
Global X Financials Covered Call & Growth ETF	10,000	250	256,000	250
Global X Health Care Covered Call & Growth ETF	10,000	250	247,400	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	301,900	250
Global X NASDAQ 100 ESG Covered Call ETF	10,000	250	258,900	250
Global X S&P 500 ESG Covered Call ETF	10,000	500	255,200	500
Global X Dow 30® Covered Call & Growth ETF	10,000	250	267,600	250
Global X MSCI Emerging Markets Covered Call ETF	10,000	50	244,800	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X S&P 500® Risk Managed Income ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100 ESG Covered Call ETF, Global X S&P 500 ESG Covered Call ETF, Global X Dow 30® Covered Call & Growth ETF and Global X MSCI Emerging Markets Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF(1)	0.60%
Global X NASDAQ 100® Covered Call & Growth ETF(2)	0.35%

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Global X S&P 500® Covered Call & Growth ETF(3)	0.35%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF(4)	0.35%
Global X Financials Covered Call & Growth ETF(5)	0.60%
Global X Health Care Covered Call & Growth ETF(6)	0.60%
Global X Information Technology Covered Call & Growth ETF(7)	0.60%
Global X Nasdaq 100 ESG Covered Call ETF	0.60%
Global X S&P 500 ESG Covered Call ETF	0.60%
Global X Dow 30® Covered Call & Growth ETF(8)	0.35%
Global X MSCI Emerging Markets Covered Call ETF(9)	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Russell 2000 Covered Call ETF per year until at least March 1, 2025.

(2) Effective April 11, 2024, the Supervision and Administration Fee for the Global X NASDAQ 100® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(3) Effective April 11, 2024, the Supervision and Administration Fee for the Global X S&P 500® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(4) Effective April 11, 2024, the Supervision and Administration Fee for the Global X Russell 2000 Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(5) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Financials Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Financials Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Financials Covered Call & Growth ETF per year until at least March 1, 2025.

(6) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Health Care Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Health Care Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60%

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

of the average daily net assets of the Global X Health Care Covered Call & Growth ETF per year until at least March 1, 2025.

(7) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2025.

(8) Effective April 11, 2024, the Supervision and Administration Fee for the Global X Dow 30® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(9) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X MSCI Emerging Markets Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X MSCI Emerging Markets Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X MSCI Emerging Markets Covered Call ETF per year until at least March 1, 2025.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

BBH serves as custodian and transfer agent of the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF and Global X Russell 2000 Covered Call ETF. For the Funds for which it serves as custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF and Global X Russell 2000 Covered Call ETF, BNY Mellon serves as custodian and transfer agent to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The custodian, transfer agent and securities lending agent for the Global X Nasdaq 100® Covered Call & Growth ETF and Global X S&P 500® Covered Call & Growth ETF transitioned from BBH to BNY Mellon on or about November 8, 2023.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X S&P 500® Covered Call ETF	$46,186,754	$426,243,474
Global X NASDAQ 100® Covered Call ETF	1,044,122,740	2,099,408,674
Global X Russell 2000 Covered Call ETF	103,502,350	323,640,313
Global X Nasdaq 100® Covered Call & Growth ETF	11,571,176	18,666,644
Global X S&P 500® Covered Call & Growth ETF	818,267	4,897,576
Global X NASDAQ 100® Risk Managed Income ETF	786,170	2,752,995
Global X S&P 500® Risk Managed Income ETF	312,017	5,085,755
Global X Dow 30® Covered Call ETF	4,119,196	11,175,858
Global X Russell 2000 Covered Call & Growth ETF	278,296	1,115,402
Global X Financials Covered Call & Growth ETF	36,040	227,731
Global X Health Care Covered Call & Growth ETF	38,925	197,211
Global X Information Technology Covered Call & Growth ETF	211,873	719,553
Global X NASDAQ 100 ESG Covered Call ETF	320,918	695,432
Global X S&P 500 ESG Covered Call ETF	192,360	420,698
Global X Dow 30® Covered Call & Growth ETF	121,620	212,090
Global X MSCI Emerging Markets Covered Call ETF	53,212	171,792

During the period ended April 30, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X S&P 500® Covered Call ETF	$54,893,125	$194,155,108	$56,167,268
Global X NASDAQ 100® Covered Call ETF	305,517,697	227,477,476	119,103,882
Global X Russell 2000 Covered Call ETF	93,919,150	132,116,552	14,813,908
Global X Nasdaq 100® Covered Call & Growth ETF	10,533,180	11,285,656	3,770,128
Global X S&P 500® Covered Call & Growth ETF	8,095,237	9,381,038	2,078,366
Global X NASDAQ 100® Risk Managed Income ETF	2,104,182	895,682	264,510
Global X S&P 500® Risk Managed Income ETF	7,447,441	1,113,077	336,593
Global X Dow 30® Covered Call ETF	4,939,905	5,179,944	1,251,082
Global X Russell 2000 Covered Call & Growth ETF	4,797,585	6,405,957	844,902
Global X Financials Covered Call & Growth ETF	251,618	251,618	42,579
Global X Health Care Covered Call & Growth ETF	–	–	–
Global X Information Technology Covered Call & Growth ETF	4,460,019	1,218,945	399,320
Global X NASDAQ 100 ESG Covered Call ETF	266,895	546,756	179,216
Global X S&P 500 ESG Covered Call ETF	–	1,282,973	253,246
Global X Dow 30® Covered Call & Growth ETF	–	–	–
Global X MSCI Emerging Markets Covered Call ETF	3,281,191	1,239,605	–

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$50,895,200
Total Derivatives not accounted for as hedging instruments		$–			$50,895,200

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$208,931,840
Total Derivatives not accounted for as hedging instruments		$–			$208,931,840

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Russell 2000 Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$38,460,015
Total Derivatives not accounted for as hedging instruments		$–			$38,460,015

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$1,475,760
Total Derivatives not accounted for as hedging instruments		$–			$1,475,760

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$605,680
Total Derivatives not accounted for as hedging instruments		$–			$605,680

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	Investments purchased, at value	$29,817	Equity contracts	Options written, at value	$368,920
Total Derivatives not accounted for as hedging instruments		$29,817			$368,920

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500® Risk Managed Income ETF
Equity contracts	Investments purchased, at value	$42,591	Equity contracts	Options written, at value	$611,338
Total Derivatives not accounted for as hedging instruments		$42,591			$611,338

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Dow 30® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$834,000
Total Derivatives not accounted for as hedging instruments		$–			$834,000

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$104,068
Total Derivatives not accounted for as hedging instruments		$–			$104,068

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Financials Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$26,881
Total Derivatives not accounted for as hedging instruments		$–			$26,881

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Health Care Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$25,530
Total Derivatives not accounted for as hedging instruments		$–			$25,530

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Information Technology Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$60,708
Total Derivatives not accounted for as hedging instruments		$–			$60,708

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100 ESG Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$57,295
Total Derivatives not accounted for as hedging instruments		$–			$57,295

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500 ESG Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$20,160
Total Derivatives not accounted for as hedging instruments		$–			$20,160

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$13,125
Total Derivatives not accounted for as hedging instruments		$–			$13,125

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$77,561
Total Derivatives not accounted for as hedging instruments		$–			$77,561

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(251,792,963)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(563,734,264)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(139,179,246)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(3,797,458)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(2,786,469)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(379,508)	$(862,687)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(541,857)	$(2,475,144)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(5,287,852)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(571,110)

Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$(146,643)

Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$(51,629)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(123,829)

Global X NASDAQ 100 ESG Covered Call ETF
Equity contracts	$—	$(224,806)

Global X S&P 500 ESG Covered Call ETF
Equity contracts	$—	$(176,102)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(79,415)

Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	$—	$(44,907)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(38,815,183)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(156,928,662)

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(27,322,566)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(1,048,324)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(426,067)

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(40,951)	$(246,256)

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(51,559)	$(374,762)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$621,076

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$(48,087)

Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$(21,822)

Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$(21,907)

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(1,156)

Global X NASDAQ 100 ESG Covered Call ETF
Equity contracts	$—	$(41,594)

Global X S&P 500 ESG Covered Call ETF
Equity contracts	$—	$(27,542)

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$9,508

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X MSCI Emerging Markets Covered Call ETF
Equity contracts	$—	$(30,268)

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2024:

	Short Avg	Long Avg
Global X S&P 500® Covered Call ETF	$(42,933,741)	$-
Global X NASDAQ 100® Covered Call ETF	(164,378,339)	-
Global X Russell 2000 Covered Call ETF	(33,812,401)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(1,124,463)	-
Global X S&P 500® Covered Call & Growth ETF	(496,612)	-
Global X NASDAQ 100® Risk Managed Income ETF	(261,244)	62,532
Global X S&P 500® Risk Managed Income ETF	(475,922)	88,882
Global X Dow 30® Covered Call ETF	(877,712)	-
Global X Russell 2000 Covered Call & Growth ETF	(107,511)	-
Global X Financials Covered Call & Growth ETF	(18,758)	-
Global X Health Care Covered Call & Growth ETF	(21,635)	-
Global X Information Technology Covered Call & Growth ETF	(60,133)	-
Global X Nasdaq 100 ESG Covered Call ETF	(46,983)	-
Global X S&P 500 ESG Covered Call ETF	(19,027)	-
Global X Dow 30® Covered Call & Growth ETF	(13,614)	-
Global X MSCI Emerging Markets Covered Call ETF	(31,841)	-

6. TAX INFORMATION

The following tax disclosures are representative as of October 31, 2023. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2023.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2023 and October 31, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Covered Call ETF
2023	$8,585,958	$–	$269,122,735	$277,708,693

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2022	35,714,783	–	133,893,882	169,608,665
Global X NASDAQ 100® Covered Call ETF
2023	$–	$–	$875,982,507	$875,982,507
2022	211,906,795	–	642,111,562	854,018,357
Global X Russell 2000 Covered Call ETF
2023	$2,455,329	$–	$170,194,451	$172,649,780
2022	32,998,311	–	105,055,357	138,053,668
Global X Nasdaq 100® Covered Call & Growth ETF
2023	$–	$–	$4,776,529	$4,776,529
2022	3,262,405	–	2,741,520	6,003,925
Global X S&P 500® Covered Call & Growth ETF
2023	$376,487	$–	$2,498,448	$2,874,935
2022	1,862,038	3,646	1,465,030	3,330,714
Global X NASDAQ 100® Risk Managed Income ETF
2023	$–	$–	$1,196,718	$1,196,718
2022	128,024	–	869,114	997,138
Global X S&P 500® Risk Managed Income ETF
2023	$41,006	$–	$3,063,982	$3,104,988
2022	472,058	–	1,738,194	2,210,252
Global X Dow 30® Covered Call ETF
2023	$609,561	$–	$4,969,158	$5,578,719
2022	734,788	–	1,115,840	1,850,628
Global X Russell 2000 Covered Call & Growth ETF
2023	$101,250	$2,217	$152,549	$256,016
2022	12,860	–	–	12,860
Global X Financials Covered Call & Growth ETF
2023	$84,987	$–	$42,333	$127,320
Global X Health Care Covered Call & Growth ETF
2023	$122,360	$–	$–	$122,360
Global X Information Technology Covered Call & Growth ETF
2023	$166,221	$–	$–	$166,221
Global X NASDAQ 100 ESG Covered Call ETF
2023	$206,140	$–	$–	$206,140
Global X S&P 500 ESG Covered Call ETF
2023	$44,960	$–	$86,314	$131,274
Global X Dow 30® Covered Call & Growth ETF
2023	$9,566	$–	$13,830	$23,396

As of October 31, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Funds
	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Capital Loss Carryforwards	$(110,562,611)	$(454,629,649)	$(289,416,145)	$(3,797,720)
Unrealized Depreciation on Investments and Foreign Currency	(1)	–	–	–
Other Temporary Differences	5,381	6	6	(1)
Total Accumulated Losses	$(110,557,231)	$(454,629,643)	$(289,416,139)	$(3,797,721)

	Global X Funds
	Global X S&P 500® Covered Call & Growth ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X S&P 500® Risk Managed Income ETF	Global X Dow 30® Covered Call ETF
Capital Loss Carryforwards	$(2,267,522)	$(2,285,474)	$(3,651,301)	$(294,284)
Other Temporary Differences	–	1	–	–
Total Accumulated Losses	$(2,267,522)	$(2,285,473)	$(3,651,301)	$(294,284)

	Global X Funds
	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF
Undistributed Ordinary Income	$–	$–	$64,863	$123,784
Capital Loss Carryforwards	(329,834)	–	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(215,889)	(255,440)	259,788
Other Temporary Differences	3	1	–	1
Total Distributable Earnings (Accumulated Losses)	$(329,831)	$(215,888)	$(190,577)	$383,573

		Global X Funds
		Global X NASDAQ 100 ESG Covered Call ETF	Global X S&P 500 ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF
Undistributed Ordinary Income		$31,264	$–	$–
Undistributed Long-Term Capital Gain		235	–	–
Capital Loss Carryforwards		–	–	(146,683)
Other Temporary Differences		(1)	(2)	–
Total Distributable Earnings (Accumulated Losses)		$31,498	$(2)	$(146,683)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X S&P 500® Covered Call ETF(1)	$–	$110,562,611	$110,562,611
Global X NASDAQ 100® Covered Call ETF(2)	–	454,629,649	454,629,649
Global X Russell 2000 Covered Call ETF(3)	115,766,458	173,649,687	289,416,145
Global X Nasdaq 100® Covered Call & Growth ETF(4)	–	3,797,720	3,797,720
Global X S&P 500® Covered Call & Growth ETF(5)	–	2,267,522	2,267,522
Global X NASDAQ 100® Risk Managed Income ETF(6)	748,175	1,537,299	2,285,474
Global X S&P 500® Risk Managed Income ETF(7)	1,460,937	2,190,364	3,651,301
Global X Dow 30® Covered Call ETF	50,267	244,017	294,284
Global X Russell 2000 Covered Call & Growth ETF	131,934	197,900	329,834
Global X Dow 30® Covered Call & Growth ETF	58,673	88,010	146,683

(1) The prior year ending balances of $96,805,692 (ST) and $145,227,280 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $86,965,261 (ST) and $130,466,633 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $24,601,078. Management has determined that the impact of these errors are not material to the prior year financial statements.

(2) The prior year ending balances of $656,016,216 (ST) and $984,024,325 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $574,804,574 (ST) and $862,206,861 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $203,029,105. Management has determined that the impact of these errors are not material to the prior year financial statements.

(3) The prior year ending balances of $66,140,478 (ST) and $99,210,716 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $65,115,657 (ST) and $97,673,485 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $2,562,052. Management has determined that the impact of these errors are not material to the prior year financial statements.

(4) The prior year ending balances of $7,919,707 (ST) and $11,879,561 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $6,622,752 (ST) and $9,934,128 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $3,242,388. Management has determined that the impact of these errors are not material to the prior year financial statements.

(5) The prior year ending balances of $2,881,662 (ST) and $4,323,051 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $2,121,596 (ST) and $3,182,952 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $1,900,165. Management has determined that the impact of these errors are not material to the prior year financial statements.

(6) The prior year ending balances of $918,195 (ST) and $1,377,293 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $970,602 (ST) and $1,455,902 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $131,015. Management has determined that the impact of these errors are not material to the prior year financial statements.

(7) The prior year ending balances of $1,478,770 (ST) and $2,218,198 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $1,223,164 (ST) and $1,834,789 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $639,015. Management has determined that the impact of these errors are not material to the prior year financial statements.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X S&P 500® Covered Call ETF	$2,241,081,989	$676,338,310	$(82,204,801)	$594,133,509
Global X NASDAQ 100® Covered Call ETF	5,696,253,281	2,554,636,977	(101,251,130)	2,453,385,847
Global X Russell 2000 Covered Call ETF	1,321,967,515	263,744,067	(160,615,647)	103,128,420
Global X Nasdaq 100® Covered Call & Growth ETF	94,190,014	25,096,691	(3,511,035)	21,585,656
Global X S&P 500® Covered Call & Growth ETF	61,036,298	10,246,012	(3,657,797)	6,588,215
Global X NASDAQ 100® Risk Managed Income ETF	11,314,429	2,643,413	(534,040)	2,109,373

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X S&P 500® Risk Managed Income ETF	$29,010,494	$6,365,629	$(1,277,636)	$5,087,993
Global X Dow 30® Covered Call ETF	72,759,116	12,461,475	(1,088,090)	11,373,385
Global X Russell 2000 Covered Call & Growth ETF	7,004,621	697,330	–	697,330
Global X Financials Covered Call & Growth ETF	2,265,677	337,179	(18,254)	318,925
Global X Health Care Covered Call & Growth ETF	2,636,278	227,282	(119,305)	107,977
Global X Information Technology Covered Call & Growth ETF	6,128,804	603,803	(37,151)	566,652
Global X NASDAQ 100 ESG Covered Call ETF	1,964,242	474,755	(55,647)	419,108
Global X S&P 500 ESG Covered Call ETF	1,144,397	191,829	(40,117)	151,712
Global X Dow 30® Covered Call & Growth ETF	2,522,370	252,636	(86,861)	165,775
Global X MSCI Emerging Markets Covered Call ETF	1,926,482	103,363	–	103,363

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments, wash sales, late year loss deferrals and differences due to preferred debt securities.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF, the Global X Financials Covered Call & Growth ETF, the Global X Health Care Covered Call & Growth ETF, the Global X Information Technology Covered Call & Growth ETF and the Global X MSCI Emerging Markets Covered Call ETF, which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce

Notes to Financial Statements (Concluded)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from (November 1, 2023 through April 30, 2024).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,093.20	0.60%	$3.12
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,110.70	0.60%	$3.15
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1,075.20	0.58%	$2.99
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92

Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,162.30	0.57%	$3.06
Hypothetical 5% Return	1,000.00	1,022.03	0.57	2.87

Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,149.50	0.57%	$3.05
Hypothetical 5% Return	1,000.00	1,022.03	0.57	2.87

Global X NASDAQ 100® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$1,069.60	0.61%	$3.14
Hypothetical 5% Return	1,000.00	1,021.83	0.61	3.07

Global X S&P 500® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$1,072.20	0.60%	$3.09
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X Dow 30® Covered Call ETF
Actual Fund Return	$1,000.00	$1,092.10	0.60%	$3.12
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X Russell 2000 Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,135.40	0.48%	$2.55
Hypothetical 5% Return	1,000.00	1,022.48	0.48	2.41

Global X Financials Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,174.10	0.55%	$2.97
Hypothetical 5% Return	1,000.00	1,022.13	0.55	2.77

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Health Care Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,104.60	0.55%	$2.88
Hypothetical 5% Return	1,000.00	1,022.13	0.55	2.77

Global X Information Technology Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,148.40	0.55%	$2.94
Hypothetical 5% Return	1,000.00	1,022.13	0.55	2.77

Global X NASDAQ 100 ESG Covered Call ETF
Actual Fund Return	$1,000.00	$1,108.50	0.60%	$3.15
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X S&P 500 ESG Covered Call ETF
Actual Fund Return	$1,000.00	$1,108.90	0.60%	$3.15
Hypothetical 5% Return	1,000.00	1,021.88	0.60	3.02

Global X Dow 30® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,122.80	0.57%	$3.01
Hypothetical 5% Return	1,000.00	1,022.03	0.57	2.87

Global X MSCI Emerging Markets Covered Call ETF*
Actual Fund Return	$1,000.00	$1,035.70	0.51%	$2.48	(2)
Hypothetical 5% Return	1,000.00	1,021.47	0.51	2.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 175/366 (to reflect the one-half year period).
*	The Fund commenced operations on 11/7/2023.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 11, 2022 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X MSCI Emerging Markets Covered Call ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement ("New Supervision and Administration Agreement"), each between the Trust, on behalf of the New Fund, and Global X Management. The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement and the New Investment Advisory Agreement, as applicable (the “Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “ Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 11, 2022 and November 16, 2023 Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information for the November 16, 2023 Board meeting, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously

Approval of Investment Advisory Agreement (Unaudited) (Continued)

with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management

Approval of Investment Advisory Agreement (Unaudited) (Continued)

or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under each respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/

Approval of Investment Advisory Agreement (Unaudited) (Continued)

or focused ETFs, and/or other similar registered funds. The Board considered that the proposed Management Fee for the New Fund was below the average and median of the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grew and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of

Approval of Investment Advisory Agreement (Unaudited) (Continued)

reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds

Approval of Investment Advisory Agreement (Unaudited) (Continued)

require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158

1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-012-0100

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 8, 2024